Registration No. 333-19925
                                                    Registration No. 811-1705
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

           Pre-Effective Amendment No.                                       |_|

           Post-Effective Amendment No. 2                                    |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|


           Amendment No.  66                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------


                                  BETH N. LOWSON
                                     COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On April 30, 1999 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                           VARIABLE IMMEDIATE ANNUITY
           A combination variable and fixed immediate annuity contract
                                   May 1, 1999


      Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for The Hudson River Trust, which contains important information about its Portfolios.

WHAT IS THE VARIABLE IMMEDIATE ANNUITY? The Variable Immediate Annuity is a single premium payout annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The contract offers a variable income annuity option funded by one or more of the 14 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.


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                                          VARIABLE INVESTMENT OPTIONS
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FIXED INCOME OPTIONS:                              EQUITY OPTIONS:             ASSET ALLOCATION OPTIONS:
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Domestic Fixed Income                    Domestic Equity                        o  Alliance Balanced
---------------------                    ---------------                        o  Alliance Conservative
o  Alliance Intermediate                 o   Alliance Common Stock                 Investors
   Government Securities                 o   Alliance Equity Index              o  Alliance Growth Investors
o  Alliance Money Market                 o   Alliance Growth & Income
o  Alliance Quality Bond
                                         International Equity
                                         --------------------
Aggressive Fixed Income                  o   Alliance Global
-----------------------                  o   Alliance International
o  Alliance High Yield
                                         Aggressive Equity
                                         -----------------
                                         o   Alliance Aggressive Stock
                                         o   Alliance Small Cap Growth
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      You may allocate amounts to any of the variable investment options. They, in turn, invest in a corresponding securities portfolio ("Portfolio") of The Hudson River Trust. Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. Each variable investment option is a subaccount of our Separate Account A.

      FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity options.

      TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:


      o    a nonqualified annuity ("NQ") for       o    a plan qualified under Section
           after-tax contributions only                 401(a) of the Internal Revenue Code

      o    an individual retirement annuity        o    an Internal Revenue Code Section
           ("IRA")                                      403(b) Tax Sheltered Annuity ("TSA")

      A minimum premium payment of $10,000 is required to purchase this contract.

      A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 1999, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our Processing Office or calling 1-800-245-1230. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

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[888 -                                                         Cat. No.       ]
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                           CONTENTS OF THIS PROSPECTUS


                                                                                                            PAGE IN
                                                                                                         PROSPECTUS
                                                                                                         ----------
INDEX OF KEY WORDS AND PHRASES....................................................................................5
WHO IS EQUITABLE LIFE?............................................................................................6
      How to reach us.............................................................................................6
VARIABLE IMMEDIATE ANNUITY AT A GLANCE - KEY FEATURES.............................................................7
FEE TABLE.........................................................................................................9
CONTRACT FEATURES AND BENEFITS...................................................................................10
      How you can purchase a contract............................................................................10
      Owner and annuitant requirements...........................................................................10
      What are your investment options under the contract........................................................10
      Portfolios of The Hudson River Trust.......................................................................11
SELECTING YOUR ANNUITY OPTION....................................................................................12
      Allocating your premium payment............................................................................12
      Transfers among the variable investment options............................................................13
      Your right to cancel within a certain number of days.......................................................13
CHOOSING YOUR ANNUITY PAYOUT OPTION..............................................................................14
      Determining your monthly variable payments.................................................................15
      AIR........................................................................................................16
CHARGES AND EXPENSES.............................................................................................16
      Charges that Equitable Life deducts........................................................................16
      Charges that the Trust deducts.............................................................................17
TAX INFORMATION..................................................................................................18
      Overview...................................................................................................18
      Taxation of annuity payments...............................................................................18
      Special rules for tax-favored retirement programs..........................................................20
      Federal and State Income Tax Withholding...................................................................23
      Special rules for contracts issued in Puerto Rico..........................................................23
      Impact of taxes to Equitable Life..........................................................................23
MORE INFORMATION.................................................................................................24
      About Separate Account A...................................................................................24
      About The Hudson River Trust...............................................................................25
      About our general account..................................................................................25
      About your voting rights...................................................................................25
      About our Year 2000 progress...............................................................................26
      About legal proceedings....................................................................................28
      Distribution of the contracts..............................................................................28
APPENDIX: EXAMPLES OF  HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR SINGLE PREMIUM PAYMENT AND FOR
VARIABLE INVESTMENT OPTION TRANSFERS.............................................................................29
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS............................................................31

"WE," "OUR" AND "US" REFERS TO EQUITABLE LIFE.

WHEN WE ADDRESS THE READER OF THIS PROSPECTUS WITH WORDS SUCH AS "YOU" AND "YOUR," WE MEAN THE PERSON WHO HAS THE RIGHT OR RESPONSIBILITY THAT THE PROSPECTUS IS DISCUSSING AT THAT POINT. THIS IS USUALLY THE CONTRACT OWNER.

TO MAKE THIS PROSPECTUS EASIER TO READ, WE SOMETIMES USE DIFFERENT WORDS THAN IN THE CONTRACT. YOUR EQUITABLE ASSOCIATE CAN PROVIDE FURTHER EXPLANATION ABOUT YOUR CONTRACT.

                         INDEX OF KEY WORDS AND PHRASES
--------------------------------------------------------------------------------
This index should help you locate more information on the terms used in this prospectus.



                           TERM                              PAGE IN
                           ----                              PROSPECTUS
                                                             ----------

AIR..................................................        16
ANNUITANT............................................        10
ANNUITY PAYOUT OPTION................................        14
ANNUITY UNIT.........................................        12
ANNUITY UNIT VALUE...................................        12
BENEFICIARY..........................................        14
BUSINESS DAY.........................................        10
CONTRACT DATE........................................        7
CONTRACT DATE ANNIVERSARY............................        7
CONTRACT YEAR........................................        7
FIXED INCOME ANNUITY OPTION..........................        11
IRA..................................................        Cover
IRS..................................................        19
NET INVESTMENT RETURN................................        13
NONQUALIFIED ANNUITY.................................        18
PORTFOLIO............................................        Cover
PREMIUM PAYMENT......................................        10
PROCESSING OFFICE....................................        6
QUALIFIED ANNUITY....................................        18
REQUIRED BEGINNING DATE..............................        22
SAI..................................................        Cover
TRADITIONAL IRA......................................        21
TSA..................................................        19
VARIABLE INCOME ANNUITY OPTION.......................        11
VARIABLE INVESTMENT OPTIONS..........................        Cover

WHO IS EQUITABLE LIFE? We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of The Equitable Companies Incorporated ("Equitable Companies"), whose majority shareholder is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts. During 1999, Equitable Companies plans to change its name to AXA Financial, Inc.

Equitable Companies and its consolidated subsidiaries managed approximately $347.5 billion in assets as of December 31, 1998. For over 100 years we have been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

HOW TO REACH US. Send all written communication to our Processing Office:

                                 Equitable Life
                           Variable Immediate Annuity
                                  P.O. Box 2494
                          New York, New York 10116-2494

          CUSTOMER SERVICE REPRESENTATIVE: During our regular business hours you may call 1-800-245-1230 our toll-free number to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Thursday from 8:30 a.m. until 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time.

                              ---------------------

You should send all notices and requests to our Processing Office at the address above.

          WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

         (1) address changes;

         (2) beneficiary changes;

         (3) transfers among variable investment options;

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

     SIGNATURES: The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

              VARIABLE IMMEDIATE ANNUITY AT A GLANCE - KEY FEATURES



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PROFESSIONAL                    The Variable Immediate Annuity's variable investment options invest in 14 different
INVESTMENT                      Portfolios managed by a professional investment adviser.
MANAGEMENT

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FIXED INCOME                    o  Provides fixed annuity payments supported by our general account.
ANNUITY OPTION
                                o  This option can only be selected when you purchase your Variable Immediate Annuity.

                                o  You may not allocate 100% of your premium payment to the fixed income annuity option.

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TAX ADVANTAGES                  o  No tax on transfers inside the contract when you make transfers among variable investment options.

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YOUR ANNUITY PAYMENTS           o We make monthly annuity payments to you based on the annuity option you choose.

                                o Once issued, the contract may not be surrendered.  The contract does not have a cash surrender value.

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PAYOUT ALTERNATIVES             o Four types of annuity payout options.

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ADDITIONAL FEATURES             o  You may transfer funds among the variable investment options once a year on the contract date anniversary. There is no charge for such transfers.

                                   [Sidebar: The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your
                                   "contract date anniversary." The "contract date" is the effective date of a contract. This is usually the business day we received your premium payment. Your contract date will be shown in your contract.]

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FEES AND                        o We deduct a daily charge at an effective annual rate of 0.50% of assets invested
CHARGES                           in the variable investment options.  This charge is for mortality and expense risks and administrative charges.  We may increase this charge to a maximum effective annual rate of 1.55%.

                                o We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract.

                                o We deduct a charge for applicable taxes such as premium taxes that may be imposed in your state. The charge is deducted from your premium payment. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% of your premium payment (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

                                o Annual expenses of The Hudson River Trust Portfolios are calculated as a percentage of the average daily net assets invested in each Portfolio. These expenses include management and advisory fees ranging from 0.31% to 0.90% annually, and other expenses.

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      THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE.

      For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your Equitable associate, or call us, if you have any questions.

FEE TABLE

      The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the Portfolios that you will bear indirectly. Charges for taxes, such as premium taxes, may also apply. Each of the charges and expenses is more fully described under "Charges and Expenses" later in this prospectus. For a complete description of Portfolio charges and expenses, please see the attached prospectus for The Hudson River Trust.


CHARGES WE DEDUCT FROM YOUR PREMIUM PAYMENT
-------------------------------------------
ADMINISTRATIVE EXPENSE CHARGE                                                                    $350



CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EACH DAY EXPRESSED AS AN ANNUAL
---------------------------------------------------------------------------------------
PERCENTAGE OF NET ASSETS (MAXIMUM)
----------------------------------
MORTALITY AND EXPENSE RISKS                                                                      1.25%
ADMINISTRATION                                                                                   0.30%
                                                                                                 -----
   TOTAL ANNUAL EXPENSES(1)                                                                      1.55%
                                                                                                 =====





THE HUDSON RIVER TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET
----------------------------------------------------------------------------
ASSETS IN EACH PORTFOLIO).
-------------------------

                                                      INVESTMENT
                                                      MANAGEMENT                               TOTAL
                                                      AND                 OTHER                ANNUAL
PORTFOLIO                                             ADVISORY FEES       EXPENSES             EXPENSES(2)
---------                                             -------------       --------             -----------
Alliance Aggressive Stock                                  0.54%            0.02%                0.56%
Alliance Balanced                                          0.41%            0.04%                0.45%
Alliance Common Stock                                      0.36%            0.03%                0.39%
Alliance Conservative Investors                            0.48%            0.05%                0.53%
Alliance Equity Index                                      0.31%            0.03%                0.34%
Alliance Global                                            0.64%            0.07%                0.71%
Alliance Growth & Income                                   0.55%            0.03%                0.58%
Alliance Growth Investors                                  0.51%            0.04%                0.55%
Alliance High Yield                                        0.60%            0.03%                0.63%
Alliance Intermediate Government Securities                0.50%            0.05%                0.55%
Alliance International                                     0.90%            0.16%                1.06%
Alliance Money Market                                      0.35%            0.02%                0.37%
Alliance Quality Bond                                      0.53%            0.04%                0.57%
Alliance Small Cap Growth                                  0.90%            0.06%                0.96%

(1) We currently charge only 0.50% against the amounts held in the variable investment options. We reserve the right to impose a charge in the future of up to 1.55% against the amounts held in the variable investment options.
(2) The fees and expenses shown for all Portfolios are for the year ended December 31, 1998. The investment management and advisory fees for each Portfolio of The Hudson River Trust may vary from year to year depending upon the average daily net assets of the respective Portfolio. The maximum investment management and advisory fees, however, cannot be increased without a vote of that Portfolio's shareholders. See the prospectus for The Hudson River Trust. The other direct operating expenses will also fluctuate from year to year depending on actual expenses.

CONTRACT FEATURES AND BENEFITS


HOW YOU CAN PURCHASE A CONTRACT

      You may purchase a contract by making a single "premium payment" to us. Your premium payment must be by check drawn on a bank in the U.S. clearing through the Federal Reserve System, in U.S. dollars, and made payable to Equitable Life. We do not accept cash or traveler's checks. We do not accept third party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

      Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the Equitable associate submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

      [Sidebar: Our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may chose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m., Eastern Time.]

OWNER AND ANNUITANT REQUIREMENTS

      The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT

      Your investment options are the 14 variable investment options and the fixed income annuity option.

         VARIABLE INVESTMENT OPTIONS

      Your investment results in any one of the 14 variable investment options will depend on the investment performance of the underlying Portfolios. Listed below are the currently available Portfolios, and their investment objectives. Alliance Capital Management L.P. serves as the investment adviser to each Portfolio.

      [Sidebar: You can choose among 14 variable investment options. Investment options are referred to as Investment Funds in the contract.]

PORTFOLIOS OF THE HUDSON RIVER TRUST

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PORTFOLIO NAME                                  OBJECTIVE
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Alliance Aggressive Stock                       Long-term growth of capital
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Alliance Balanced                               High return through a combination of current income and capital appreciation
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Alliance Common Stock                           Long-term growth of capital and increasing income
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Alliance Conservative Investors                 High total return without, in the adviser's opinion, undue risk of principal
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Alliance Equity Index                           Total return (before The Hudson River Trust expenses and Separate
                                                Account A annual expenses) that approximates the total return performance of the Standard & Poor's 500 Composite Stock Price Index
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Alliance Global                                 Long-term growth of capital
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Alliance Growth & Income                        High total return through a combination of current income and capital appreciation
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Alliance Growth Investors                       High total return consistent with the adviser's determination of reasonable risk
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Alliance High Yield                             High return by maximizing current income and, to the extent consistent with that objective, capital appreciation
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Alliance Intermediate Government Securities     High current income consistent with relative stability of principal
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Alliance International                          Long-term growth of capital
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Alliance Money Market                           High level of current income while preserving assets and maintaining liquidity
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Alliance Quality Bond                           High current income consistent with preservation of capital
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                       Long-term growth of capital
-----------------------------------------------------------------------------------------------------------------------

      Other important information about the Portfolios is included in the separate prospectus for The Hudson River Trust attached at the end of this prospectus.

      FIXED INCOME ANNUITY OPTION

      If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," under "More Information" later in this prospectus.

SELECTING YOUR ANNUITY OPTION

      You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. The first two monthly payments are always fixed. Under the variable income annuity option, the third and subsequent monthly annuity payments you receive will increase or decrease depending upon the investment performance of the variable investment options you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and fixed annuity payments due.

      We will begin sending you annuity payments under the contract one month following the date we receive your premium payment. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.

      We offer four annuity payment options from which you may choose. See "Choosing Your Annuity Payout Option" below.

ALLOCATING YOUR PREMIUM PAYMENT

      You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

      When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "valuation period" in which we receive the premium payment at our Processing Office.

      [Sidebar: A valuation period is each business day together with any consecutive non-business days before it.]

      Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return ("AIR")" below. The investment results of the variable investment option depend on the investment performance of the corresponding Portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

      [Sidebar: Investment results minus the daily charges is your "net investment return."]

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

      You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our Processing Office at least 5 days before the contract date anniversary, otherwise it will be returned. A transfer becomes effective on the next contract date anniversary after our Processing Office has received the request.

      When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

     o    your contract number;

     o the percentage of your annuity units (as of the date of your request) to be transferred; and

     o the variable investment options to and from which the units are to be transferred.

      We do not charge you for any transfer among your variable investment options.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

      If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our Processing Office within 10 days after you receive it. In some states, this "free look" period may be longer.

      For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our Processing Office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For IRA contracts (discussed under "Tax Information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.

      We may require that you wait six months before you may apply for a contract with us again if:

     o    you cancel your contract during the "free look" period; or

     o you change your mind before you receive your contract whether we have received your premium payment or not.

      Please see "Tax Information" for possible consequences of cancelling your contract.


CHOOSING YOUR ANNUITY PAYOUT OPTION

      You can choose from among four annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.


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ANNUITY PAYOUT OPTIONS     Life annuity (except in New York)
                           Life annuity -- period certain
                           Joint and survivor life annuity
                           Joint and survivor life annuity -- period certain

--------------------------------------------------------------------------------


         ANNUITY PAYOUT OPTIONS

      You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. If your annuity payments equal the sum of amounts received under both the variable income annuity option and the fixed income annuity option, you must select the same payout option for both.

     o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.

     o Life annuity -- period certain: An annuity that guarantees payments for the rest of the annuitant's life. In addition, if the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.

     o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.

     o Joint and survivor life annuity -- period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

      Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

      Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

      All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.

DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

      The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

     o    the amount applied to purchase the annuity,
     o    the assumed base rate of net investment return,
     o    the form of distribution (annuity payout option you select),
     o the annuitant's age and any joint annuitant's age (as discussed above), and
     o in certain instances, the sex of the annuitant(s) (as discussed above).

      We do not guarantee or project the growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

      The first two monthly payments are fixed. The third and subsequent monthly annuity payments you receive under the variable income annuity option will vary according to the net investment return of the variable investment options you select to fund the variable payments. After the first two payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value, by the number of annuity units credited to you under that option. For purposes of this calculation:

          The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

          The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

      In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


AIR

      To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3.5% AIR (maximum) is used.

      If a variable investment option's net investment return equals the AIR, then the amount of your monthly payment will not change. If the net investment return is greater than the AIR, then the amount of your monthly payment will increase. On the other hand, if the net investment return is less than the AIR, then the amount of your monthly payment will decrease.

      Monthly payments under contracts with AIRs of 3.5% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3.5% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.


CHARGES AND EXPENSES

CHARGES THAT EQUITABLE LIFE DEDUCTS

      We deduct the following one-time charges from your premium payment:

     o    An administrative expense charge.

     o    A charge for state premium and other taxes.

      We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

     o    A mortality and expense risks charge.

     o    An asset-based administrative charge.

     More information about these charges appears below.

      ADMINISTRATIVE EXPENSE CHARGE

      We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract.

      CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

      We deduct a charge for applicable taxes such as premium taxes that may be imposed in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% of your premium payment (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


      MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

      We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

      The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

      We may use any profit from the mortality and expense risks charge to help cover sales commissions and other distribution expenses.

      Our intention is that the asset-based charge for expenses, together with the administrative expense charge above, reimburse us for our actual costs in providing administrative services in connection with the contract. These charges are not designed to include an element of profit. There is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributed to that contract.

CHARGES THAT THE TRUST DEDUCTS

      The Hudson River Trust deducts charges for the following types of fees and expenses:

     o    Investment advisory fees ranging from 0.31% to 0.90%.

     o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

     o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

         These charges are reflected in the daily share price of each Portfolio. Since The Hudson River Trust shares are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus of The Hudson River Trust.


TAX INFORMATION


OVERVIEW


      In this part of the prospectus, we discuss the federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity"). This prospectus does not provide detailed tax information and does not address issues such as state income and other taxes or federal gift and estate taxes.

      We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift of estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

      Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

TAXATION OF ANNUITY PAYMENTS

      We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding" below.

      The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

      The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable as ordinary income, not capital gains for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax-free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in the next section under "IRAs -- Taxation of Payments."

      The formula for determining the tax-free portion of each payment varies slightly depending whether the contract is a nonqualified annuity or a qualified plan or TSA. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax-free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

      Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

     o a successor owner after your death and while the annuitant is still alive; or

     o    a joint annuitant after the death of the annuitant; or

     o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.

      EARLY DISTRIBUTION PENALTY TAX

      If you take a distribution before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

     (1)  on or after your death; or

     (2)  because you are disabled (special federal income tax definition); or

     (3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or

      (4) payments under an immediate annuity.

     [Sidebar: An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.]

      We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS

QUALIFIED PLANS AND TSAS
------------------------

      DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

      Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

     o    is age 59 1/2; or

     o    has died; or

     o    is disabled (special federal income tax definition); or

     o    is separated from service.

      In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59 1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.

      MINIMUM DISTRIBUTION RULES

      Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) arrangements, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. Minimum distributions generally must begin in the year the individual is age 70 1/2, but may be delayed if the individual is age 70 1/2 but not retired from the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) according to IRS tables.

      IRAS
      ----

      Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

      This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

      For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590, ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS website (www.irs.ustreas.gov).

      We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

      We describe the amount and types of charges which may apply to your rollover/transfer payments under "Charges and Expenses" in this prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More Information").

      CANCELLATION

      You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days." If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

      FUNDING

      This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an "eligible rollover distribution" from a qualified plan or 403(b) arrangement. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement which is the source of funds (or the qualified plan or 403(b) participant, as the case may be).

      The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or qualified plan, or 403(b) arrangement to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court ordered divorce or separation decree.

      After-tax contributions and any amounts which are required to be distributed under the "required minimum distribution rules" discussed below that apply to individuals after they reach age 70 1/2 may not be rolled over. If amounts which are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.

      REQUIRED MINIMUM DISTRIBUTIONS

      April 1, following the calendar year in which the individual reaches age 70 1/2 is the "Required Beginning Date" - the date on which required minimum distributions from an individual retirement arrangement are required to begin.

      If the individual is past his/her required beginning date, he/she may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to the individual's contract, the individual must have elected a life expectancy recalculation method of calculating minimum distributions and he/she must take the minimum distribution for the year.

      As discussed above under "Qualified plans and TSAs - Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.

      TAXATION OF PAYMENTS

      All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds which include any nondeductible contributions, it is your responsibility to calculate the amount of each payment which is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

      Distributions from an IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.


      BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

      You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age 59 1/2 before the first day of that tax year.

FEDERAL AND STATE INCOME TAX WITHHOLDING

      We must withhold federal income tax on the taxable portion of your periodic annuity payments. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our Processing Office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address.

      Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our Processing Office at the toll-free number.

      Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

      Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,700 in 1999 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that no tax be withheld. Your withholding election remains effective unless you revoke it.

SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

         Under current law, we treat income from the Variable Immediate Annuity Contract as U.S.-source. A Puerto Rico resident is subject to U.S. taxation on such U.S.-source income. Only Puerto Rico-source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

IMPACT OF TAXES TO EQUITABLE LIFE

      The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.

MORE INFORMATION

ABOUT SEPARATE ACCOUNT A

      Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts, including these contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

      Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

      We reserve the right subject to compliance with laws that apply:

     (1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;
     (2)  to combine any two or more variable investment options;
     (3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;
     (4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);
     (5) to deregister Separate Account A under the Investment Company Act of 1940;
     (6)  to restrict or eliminate any voting rights as to Separate Account A;
          and
     (7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to The Hudson River Trust.

      We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.

ABOUT THE HUDSON RIVER TRUST

      The Hudson River Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. The Hudson River Trust issues different shares relating to each Portfolio. The Hudson River Trust commenced operations in January 1976 with a predecessor of its Common Stock Portfolio.

      The Hudson River Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on The Hudson River Trust's shares are reinvested in full and fractional shares of the Portfolio to which they relate. The Board of Trustees of The Hudson River Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about The Hudson River Trust, its investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appears in its prospectus which is attached in this prospectus, or in its SAI, which is available upon request.

ABOUT OUR GENERAL ACCOUNT

      Our general account supports all of our policy and contract guarantees, including those that apply to the fixed income annuity option, as well as our general obligations.

      The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940.

      We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT YOUR VOTING RIGHTS

      As the owner of the shares of The Hudson River Trust we have the right to vote on certain matters involving the Portfolios, such as:

     o    The election of Trustees.

     o The formal approval of independent auditors selected for The Hudson River Trust.

     o Any other matters described in the prospectuses for The Hudson River Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

      We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

      VOTING RIGHTS OF OTHERS

      Currently, we control The Hudson River Trust. Shares of the trust are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Hudson River Trust Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.

      SEPARATE ACCOUNT A VOTING RIGHTS

      If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

      CHANGES IN APPLICABLE LAW

      The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT OUR YEAR 2000 PROGRESS

      Equitable Life relies upon various computer systems in order to administer your contract and operate the investment options. Some of these systems belong to service providers who are not affiliated with Equitable Life.

      In 1995, Equitable Life began addressing the question of whether its computer systems would recognize the year 2000 before, on or after January 1, 2000, and Equitable Life has identified those of its systems critical to business operations that were not year 2000 compliant. By year end 1998, the work of modifying or replacing non-compliant systems was substantially completed. Equitable Life has begun comprehensive testing of its year 2000 compliance and expects that the testing will be substantially completed by June 30, 1999. Equitable Life has contacted third-party services providers to seek confirmation that they are acting to address the year 2000 issue with the goal of avoiding any material adverse effect on services provided to contract owners and on operations of the investment options. Most third-party service providers have provided Equitable Life with confirmation of their year 2000 compliance. Equitable Life believes it is on schedule for substantially all such systems and services, including those considered to be mission-critical, to be confirmed as year 2000 compliant, renovated, replaced or the subject of contingency plans, by June 30, 1999, except for one investment accounting system which is scheduled to be replaced by August 31, 1999 and confirmed as year 2000 compliant by September 30, 1999. Additionally, Equitable Life will be supplementing its existing business continuity and disaster recovery plans to cover certain categories of contingencies that could arise as a result of year 2000 related failures. Year 2000 specific contingency plans are anticipated to be in place by June 30, 1999.

      There are many risks associated with year 2000 issues, including the risk that Equitable Life's computer systems will not operate as intended. Additionally, there can be no assurance that the systems of third parties will be year 2000 compliant. Any significant unresolved difficulty related to the year 2000 compliance initiatives could result in an interruption in, or a failure of, normal business operations and, accordingly, could have a material adverse effect on our ability to administer your contract and operate the investment options.

      To the fullest extent permitted by law, the foregoing year 2000 discussion is a "Year 2000 Readiness Disclosure" within the meaning of The Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Sec. 1 (1998).

ABOUT LEGAL PROCEEDINGS

      Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

DISTRIBUTION OF THE CONTRACTS

      Equitable Financial Consultants, Inc. ("EQF"), an indirect, wholly owned subsidiary of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions. During 1999, EQF plans to change its name to AXA Advisors, Inc. EQF serves as the principal underwriter of Separate Account A. EQF is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. EQF's principal business address is 1290 Avenue of the Americas, New York, NY 10104. Under a Distribution and Servicing Agreement between EQF, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid EQF fees of $325,380 for 1998 and $325,380 for 1997, as distributor of certain contracts and as the principal underwriter of Separate Account A.

      The contracts will be sold by registered representatives of EQF who are also our licensed insurance agents, as well as by affiliated and unaffiliated broker-dealers with which EQF or

Equitable Distributors, Inc., an indirect wholly owned subsidiary of Equitable Life has entered into selling agreements. EQF may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.

We assume that $100,000, after we deduct any fees that apply, were used to purchase a Variable Income Annuity contract under the Alliance Common Stock variable investment option on 12/23/98. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10 year period certain form. This payment represents, for purposes of this example, 80 Alliance Common Stock variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the Alliance Common Stock performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/23/99, we receive a request for a 40% transfer of variable annuity units from the Alliance Common Stock variable investment option to the Alliance Global variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.

As of 12/23/98 (Original Issue)
-------------------------------


(1) Premium applied*....................................................................................   $100,000

(2) Initial monthly payment on 1/23/99..................................................................       $800

(3) Alliance Common Stock option annuity unit value (12/23/98)..........................................     $10.00

(4) Number of Alliance Common Stock variable annuity units: (2)/(3).....................................         80


As of 12/23/99 (annuitant election to transfer 40% from Alliance Common Stock to
--------------------------------------------------------------------------------
Alliance Global option)
-----------------------

(5) Alliance Common Stock option annuity unit value (12/23/99) .........................................     $11.25

(6) Alliance Global option annuity unit value (12/23/99)................................................     $10.00

(7) Portion of annuity units transferred to Alliance Global option: 40% x (4) x (5)/(6).................         36

(8) Remaining annuity units in Alliance Common Stock option: 60% x (4)..................................         48


As of 12/23/99 (benefit payment based on annuity units owned in October 1999)
------------------------------------------------------------------------------
(9) Average Alliance Common Stock fund annuity unit value (October 1999)................................     $10.50

(10) Monthly payment under Alliance Common Stock option on 12/23/99: (4) x (9)..........................       $840


As of 1/25/00 (benefit payment based on annuity units owned in November 1999)
------------------------------------------------------------------------------
(11) Average Alliance Common Stock option annuity unit value (November 1999)............................     $11.25

(12) Monthly payment under Alliance Common Stock option on 1/25/99: (4) x (11)..........................       $900


As of 2/23/00 (benefit payment based on annuity units owned in December 1999)
------------------------------------------------------------------------------
(13) Average Alliance Common Stock option annuity unit value (December 1999)............................     $11.50

(14) Average Alliance Global option annuity unit value (December 1999)..................................     $11.00

(15) Monthly payment under Alliance Common Stock option on 2/23/00: (8) x (13)..........................       $552

(16) Monthly payment under Alliance Global option on 2/23/00: (7) x (14)................................       $396

(17) Total monthly payment on 2/23/00: (15) + (16)......................................................       $948

* After deduction of the $350 administrative expense charge.

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.

                       STATEMENT OF ADDITIONAL INFORMATION

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66730

                           VARIABLE IMMEDIATE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

                       ---------------------------------

                            COMBINATION VARIABLE AND
                        FIXED IMMEDIATE ANNUITY CONTRACTS

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                 1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104

--------------------------------------------------------------------------------

This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 1999. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. The fixed income annuity option is part of Equitable Life's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the Processing Office (Post Office Box 2494, New York, New York 10116-2494), by calling 1-800-245-1230 toll-free, or by contacting your Equitable associate.



                                TABLE OF CONTENTS

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                                                                 PAGE
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Annuity Unit Values                                               2
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Custodian and Independent Accountants                             4
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Financial Statements                                              4
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    Copyright 1999 The Equitable Life Assurance Society of the United States,
                 New York, New York 10104. All rights reserved.

ANNUITY UNIT VALUES

We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 3 1/2% a year, respectively. The following table shows the annuity unit values on October 1, 1997, December 31, 1997, and December 31, 1998 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.

                                                        AIR             10/1/97         12/31/97       12/31/98
                                                        ---
Alliance Aggressive Stock Fund                          3 1/2%          $1.52           $1.37          $1.32
                                                        5%              $1.48           $1.32          $1.26
Alliance Balanced Fund                                  3 1/2%          $1.27           $1.24          $1.41
                                                        5%              $1.23           $1.20          $1.34
Alliance Common Stock Fund                              3 1/2%          $1.53           $1.55          $1.93
                                                        5%              $1.48           $1.50          $1.84
Alliance Conservative Investors Fund                    3 1/2%          $1.16           $1.15          $1.26
                                                        5%              $1.12           $1.11          $1.20
Alliance Equity Index Fund                              3 1/2%          $1.62           $1.63          $2.01
                                                        5%              $1.57           $1.57          $1.91
Alliance Global Fund                                    3 1/2%          $1.28           $1.23          $1.44
                                                        5%              $1.24           $1.19          $1.37
Alliance Growth & Income Fund                           3 1/2%          $1.52           $1.49          $1.73
                                                        5%              $1.47           $1.44          $1.64
Alliance Growth Investors Fund                          3 1/2%          $1.33           $1.29          $1.48
                                                        5%              $1.29           $1.25          $1.41
Alliance High Yield Fund                                3 1/2%          $1.39           $1.40          $1.28
                                                        5%              $1.35           $1.35          $1.22
Alliance Intermediate Government
Securities Fund                                         3 1/2%          $1.04           $1.05          $1.09
                                                        5%              $1.01           $1.02          $1.04
Alliance International Fund                             3 1/2%          $1.15           $1.03          $1.09
                                                        5%              $1.11           $0.99          $1.04
Alliance Money Market Fund                              3 1/2%          $1.03           $1.03          $1.05
                                                        5%              $1.00           $1.00          $1.00
Alliance Quality Bond Fund                              3 1/2%          $1.09           $1.10          $1.15
                                                        5%              $1.06           $1.06          $1.09
Alliance Small Cap Growth Fund                          3 1/2%          $1.31           $1.23          $1.39
                                                        5%              $1.30           $1.22          $1.36

The net investment factor is:


     (a/b) - c

where:


     (a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by The Hudson River Trust. This share value is after the deduction of fees and expenses of The Hudson River Trust.

     (b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account).

     (c) is the daily mortality and expense risk charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

     o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

     o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate. The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in October 1999, the annuity payment due in December 1999 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for shares of The Hudson River Trust owned by Separate Account A.

The financial statements of Separate Account A as at December 31, 1998 and for the periods ended December 31, 1998 and 1997, and the consolidated financial statements of Equitable Life as at December 31, 1998 and 1997 and for each of the three years ended December 31, 1998 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.



67899

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................      FSA-2
Financial Statements:
      Statements of Assets and Liabilities, December 31, 1998......................................................      FSA-3
      Statements of Operations for the Year Ended December 31, 1998................................................      FSA-6
      Statements of Changes in Net Assets for the Years Ended December 31, 1998 and 1997...........................      FSA-9
      Notes to Financial Statements................................................................................     FSA-16


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..................................................................................        F-1
      Consolidated Financial Statements:
      Consolidated Balance Sheets, December 31, 1998 and 1997......................................................        F-2
      Consolidated Statements of Earnings, Years Ended December 31, 1998, 1997 and 1996............................        F-3
      Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1998,
         1997 and 1996.............................................................................................        F-4
      Consolidated Statements of Cash Flows, Years Ended December 31, 1998, 1997 and 1996..........................        F-5
      Notes to Consolidated Financial Statements...................................................................        F-6



                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Common Stock Fund, Alliance Global Fund, Alliance International Fund, Alliance Aggressive Stock Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund, Alliance Growth Investors Fund, Alliance Balanced Fund ("Hudson River Trust funds") and the T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Merrill Lynch Basic Value Equity Fund, MFS Research Fund, T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Warburg Pincus Small Company Value Fund, MFS Emerging Growth Companies Fund, EQ/Putnam Balanced Fund, and Merrill Lynch World Strategy Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1998 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Hudson River Trust and in The EQ Advisors Trust at December 31, 1998 with the transfer agent, provide a reasonable basis for the opinion expressed above. The unit value information presented in Note 6 for the year ended December 31, 1992 and for each of the periods indicated prior thereto, were audited by other independent accountants whose report dated February 16, 1993 expressed an unqualified opinion on the financial statements containing such information.





PricewaterhouseCoopers LLP
New York, New York
February 8, 1999



                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                       FIXED INCOME SERIES:
                                                                 --------------------------------------------------------------
                                                                                     ALLIANCE
                                                                    ALLIANCE       INTERMEDIATE      ALLIANCE         ALLIANCE
                                                                     MONEY          GOVERNMENT       QUALITY            HIGH
                                                                     MARKET         SECURITIES         BOND             YIELD
                                                                      FUND             FUND            FUND             FUND
                                                                 ------------      -----------      -----------     ------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $126,393,531....................................     $126,082,971
              52,884,907....................................                       $53,855,750
              81,574,491....................................                                        $81,903,603
             234,155,055....................................                                                        $198,398,150
             132,387,446....................................
              68,826,963....................................
             507,038,678....................................
             860,530,108....................................
Receivable for Trust shares sold............................               --               --               --               --
Due from Equitable Life's General Account
   (Note 3).................................................          443,930           94,544          181,937          255,904
                                                                 ------------     ------------     ------------    -------------
        Total assets........................................      126,526,901       53,950,294       82,085,540      198,654,054
                                                                 ------------     ------------     ------------    -------------
LIABILITIES:
Payable for  Trust shares purchased.........................          440,784           96,954          173,181          263,793
Due to Equitable Life's General Account
   (Note 3).................................................               --               --               --               --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............          179,001          351,346          445,982          206,805
                                                                 ------------     ------------     ------------    -------------
        Total liabilities...................................          619,785          448,300          619,163          470,598
                                                                 ------------     ------------     ------------    -------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................     $125,907,116      $53,501,994      $81,466,377     $198,183,456
                                                                 ============     ============     ============    =============

                                                                                             EQUITY SERIES:
                                                                 -------------------------------------------------------------------
                                                                                         EQ/
                                                                  T.ROWE PRICE         PUTNAM          ALLIANCE          ALLIANCE
                                                                     EQUITY           GROWTH &         GROWTH &           EQUITY
                                                                     INCOME         INCOME VALUE        INCOME            INDEX
                                                                      FUND              FUND             FUND             FUND
                                                                  -------------     -------------     ------------    --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $126,393,531....................................
              52,884,907....................................
              81,574,491....................................
             234,155,055....................................
             132,387,446....................................       $139,978,924
              68,826,963....................................                         $74,988,792
             507,038,678....................................                                         $599,468,994
             860,530,108...................................                                                           $1,153,005,368
Receivable for Trust shares sold............................                 --              --                --                --
Due from Equitable Life's General Account
   (Note 3).................................................          1,106,116          672,410        1,904,968         11,149,643
                                                                   ------------      -----------     ------------     --------------
        Total assets........................................        141,085,040       75,661,202      601,373,962      1,164,155,011
                                                                   ------------      -----------     ------------     --------------
LIABILITIES:
Payable for  Trust shares purchased.........................          1,106,116          672,410        1,608,787         11,151,657
Due to Equitable Life's General Account
   (Note 3).................................................                 --               --               --                 --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............            163,834          162,192          742,644            715,187
                                                                   ------------      -----------     ------------     --------------
        Total liabilities...................................          1,269,950          834,602        2,351,431         11,866,844
                                                                   ------------      -----------     ------------     --------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................       $139,815,090      $74,826,600     $599,022,531     $1,152,288,167
                                                                   ============      ===========     ============     ==============

---------------------
See Notes to Financial Statements.


                                      FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                      EQUITY SERIES (CONTINUED):
                                                                -------------------------------------------------------------------
                                                                  MERRILL
                                                                  LYNCH           ALLIANCE
                                                                BASIC VALUE        COMMON              MFS             ALLIANCE
                                                                  EQUITY           STOCK             RESEARCH           GLOBAL
                                                                   FUND             FUND               FUND              FUND
                                                                ------------    --------------    --------------    ---------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $        56,223,556.............................    $57,472,290
                  5,604,901,871.............................                    $7,729,532,779
                     88,527,561.............................                                        $102,398,515
                    609,414,934.............................                                                          $727,190,716
                    127,648,223.............................
                     66,625,462.............................
                     17,147,883.............................
                  3,378,240,751.............................
Receivable for  Trust shares sold...........................             --                 --                --           568,149
Due from Equitable Life's General Account
   (Note 3).................................................        556,978          5,851,659         4,489,476                --
                                                                -----------     --------------      ------------      -------------
        Total assets........................................     58,029,268      7,735,384,438       106,887,991       727,758,865
                                                                -----------     --------------      ------------      -------------
LIABILITIES:
Payable for Trust shares purchased..........................        556,953          5,468,912         4,489,434                --
Due to Equitable Life's General Account
   (Note 3).................................................             --                 --                --           600,419
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............        119,600          4,142,124           148,866           358,278
                                                                -----------     --------------      ------------      -------------
        Total liabilities...................................        676,553          9,611,036         4,638,300           958,697
                                                                -----------     --------------      ------------      -------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................    $57,352,715     $7,725,773,402      $102,249,691      $726,800,168
                                                                ===========     ==============      ============      =============

                                                                                      EQUITY SERIES (CONTINUED):
                                                                ------------------------------------------------------------------
                                                                                      T.ROWE         MORGAN
                                                                                      PRICE          STANLEY
                                                                                      INTER-         EMERGING          ALLIANCE
                                                                   ALLIANCE          NATIONAL        MARKETS          AGGRESSIVE
                                                                INTERNATIONAL         STOCK          EQUITY             STOCK
                                                                     FUND              FUND           FUND               FUND
                                                                -------------      -----------     -----------      --------------
ASSETS:
Investments in shares of The Trusts,
  at market value (Note 2):
  Cost:     $        56,223,556.............................
                  5,604,901,871.............................
                     88,527,561.............................
                    609,414,934.............................
                    127,648,223.............................    $130,220,038
                     66,625,462.............................                       $73,881,887
                     17,147,883.............................                                        $16,084,234
                  3,378,240,751.............................                                                          $3,168,974,945
Receivable for  Trust shares sold...........................         211,881                --               --            6,354,007
Due from Equitable Life's General Account
   (Note 3).................................................              --           179,720          115,594                  --
                                                                ------------       -----------      -----------       --------------
        Total assets........................................     130,431,919        74,061,607       16,199,828        3,175,328,952
                                                                ------------       -----------      -----------       --------------
LIABILITIES:
Payable for Trust shares purchased..........................              --           179,720          115,594                   --
Due to Equitable Life's General Account
   (Note 3).................................................         216,890                --               --            6,160,056
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............         193,242            90,602        3,574,314              670,310
                                                                ------------       -----------      -----------       --------------
        Total liabilities...................................         410,132           270,322        3,689,908            6,830,366
                                                                ------------       -----------      -----------       --------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................    $130,021,787       $73,791,285      $12,509,920       $3,168,498,586
                                                                ============       ===========      ===========       ==============

---------------------
See Notes to Financial Statements.

                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                                        ASSET
                                                                                                                      ALLOCATION
                                                                                       EQUITY SERIES (CONCLUDED):       SERIES
                                                                   -----------------------------------------------  ---------------
                                                                                                        MFS
                                                                   WARBURG PINCUS    ALLIANCE         EMERGING           ALLIANCE
                                                                    SMALL COMPANY    SMALL CAP         GROWTH         CONSERVATIVE
                                                                        VALUE         GROWTH          COMPANIES        INVESTORS
                                                                        FUND           FUND             FUND              FUND
                                                                    -------------  ------------      ------------     -------------
ASSETS:
Investments in shares of The Trusts,
   at market value (Note 2):
   Cost:     $        97,621,394............................        $90,331,538
                     128,288,230............................                       $139,300,122
                     141,554,053............................                                         $177,252,578
                     111,402,771............................                                                           $120,069,941
                      32,776,608............................
                     739,431,816............................
                   1,207,545,862............................
                      10,547,792............................
Receivable for  Trust shares sold...........................                 --       1,068,050                --                --
Due from Equitable Life's General Account
   (Note 3).................................................            680,223              --         2,139,886           181,219
                                                                    -----------    ------------      ------------      ------------
        Total assets........................................         91,011,761     140,368,172       179,392,464       120,251,160
                                                                    -----------    ------------      ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased.........................            680,223              --         2,139,886           182,458
Due to Equitable Life's General Account
   (Note 3).................................................                 --       1,051,042                --                --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............            128,730         410,448            49,828           205,350
                                                                    -----------    ------------      ------------      ------------
        Total liabilities...................................            808,953       1,461,490         2,189,714           387,808
                                                                    -----------    ------------      ------------      ------------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................        $90,202,808    $138,906,682      $177,202,750      $119,863,352

                                                                                        ASSET ALLOCATION SERIES (CONTINUED):
                                                                    ---------------------------------------------------------------
                                                                                                                        MERRILL
                                                                        EQ/          ALLIANCE                            LYNCH
                                                                       PUTNAM        GROWTH             ALLIANCE         WORLD
                                                                      BALANCED       INVESTORS          BALANCED        STRATEGY
                                                                        FUND          FUND               FUND             FUND
                                                                    -----------    ------------      --------------    -----------
ASSETS:
Investments in shares of The Trusts,
   at market value (Note 2):
   Cost:     $        97,621,394............................
                     128,288,230............................
                     141,554,053............................
                     111,402,771............................
                      32,776,608............................        $34,787,837
                     739,431,816............................                       $842,909,418
                   1,207,545,862............................                                         $1,322,780,470
                      10,547,792............................                                                           $11,042,248
Receivable for  Trust shares sold...........................                 --              --             869,867             --
Due from Equitable Life's General Account
   (Note 3).................................................            344,836       1,901,167                 --          83,668
                                                                    -----------    ------------      --------------    -----------
        Total assets........................................         35,132,673     844,810,585       1,323,650,337     11,125,916
                                                                    -----------    ------------      --------------    -----------
LIABILITIES:
Payable for  Trust shares purchased.........................            344,836       1,905,292                  --         83,668
Due to Equitable Life's General Account
   (Note 3).................................................                 --              --             728,517             --
Net accumulated amount of (i) mortality risk,
   death benefit, expense and expense risk
   charges and (ii) mortality and other gains and
   losses retained by Equitable Life (Note 3)...............            147,171         687,262             186,147      1,772,681
                                                                    -----------    ------------      --------------    -----------
        Total liabilities...................................            492,007       2,592,554             914,664      1,856,349
                                                                    -----------    ------------      --------------    -----------
NET ASSETS ATTRIBUTABLE TO CONTRACTOWNERS
   (NOTE 5).................................................        $34,640,666    $842,218,031      $1,322,735,673    $ 9,269,567
                                                                    ===========    ============      ==============    ===========

---------------------
See Notes to Financial Statements.

                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                         FIXED INCOME SERIES:
                                                                  -----------------------------------------------------------------
                                                                                       ALLIANCE
                                                                                        INTER-
                                                                     ALLIANCE           MEDIATE       ALLIANCE          ALLIANCE
                                                                       MONEY          GOVERNMENT       QUALITY            HIGH
                                                                      MARKET          SECURITIES        BOND             YIELD
                                                                       FUND              FUND           FUND              FUND
                                                                    ----------       ----------       ----------       ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................        $5,255,399       $2,342,433       $3,395,859       $ 20,512,530
                                                                    ----------       ----------       ----------       ------------
Expenses (Note 3):
      Asset-based charges...................................         1,481,147          587,870          794,815          2,600,402
Less: Reduction for expense limitation......................            48,970            7,750               --                 --
                                                                    ----------       ----------       ----------       ------------
      Net expenses..........................................         1,432,177          580,120          794,815          2,600,402
                                                                    ----------       ----------       ----------       ------------
NET INVESTMENT INCOME (LOSS)................................         3,823,222        1,762,313        2,601,044         17,912,128
                                                                    ----------       ----------       ----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................           234,429          470,342          372,734              4,677
      Realized gain distribution from
        The Trusts..........................................             3,630               --        1,620,732          3,909,878
                                                                    ----------       ----------       ----------       ------------
   Net realized gain (loss).................................           238,059          470,342        1,993,466          3,914,555
   Change in unrealized appreciation
      (depreciation) of investments.........................           121,024          512,287         (486,113)       (36,813,923)
                                                                    ----------       ----------       ----------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................           359,083          982,629        1,507,353        (32,899,368)
                                                                    ==========       ==========       ==========       ============
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................        $4,182,305       $2,744,942       $4,108,397       $(14,987,240)
                                                                    ==========       ==========       ==========       ============

                                                                                                  EQUITY SERIES:
                                                                    ---------------------------------------------------------------
                                                                                        EQ/
                                                                      T. ROWE         PUTNAM
                                                                       PRICE          GROWTH &          ALLIANCE         ALLIANCE
                                                                      EQUITY          INCOME            GROWTH &          EQUITY
                                                                      INCOME           VALUE             INCOME            INDEX
                                                                       FUND            FUND               FUND             FUND
                                                                    ----------       ----------       -----------      ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................        $2,277,162       $  643,088       $ 1,653,807      $ 10,632,473
                                                                    ----------       ----------       -----------      ------------
Expenses (Note 3):
      Asset-based charges...................................         1,304,543          670,969         6,396,117        11,997,835
Less: Reduction for expense limitation......................                --               --                --                --
                                                                    ----------       ----------       -----------      ------------
      Net expenses..........................................         1,304,543          670,969         6,396,117        11,997,835
                                                                    ----------       ----------       -----------      ------------
NET INVESTMENT INCOME (LOSS)................................           972,619          (27,881)       (4,742,310)       (1,365,362)
                                                                    ----------       ----------       -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................          (974,087)        (339,484)        3,660,147        40,077,379
      Realized gain distribution from
        The Trusts..........................................         2,932,028          580,684        48,006,831           339,719
                                                                    ----------       ----------       -----------      ------------
   Net realized gain (loss).................................         1,957,941          241,200        51,666,978        40,417,098
   Change in unrealized appreciation
      (depreciation) of investments.........................         4,171,888        5,418,025        39,346,894       170,263,193
                                                                    ----------       ----------       -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................         6,129,829        5,659,225        91,013,872       210,680,291
                                                                    ----------       ----------       -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................        $7,102,448       $5,631,344       $86,271,562      $209,314,929
                                                                    ==========       ==========       ===========      ============



---------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                          EQUITY SERIES (CONTINUED):
                                                                  -----------------------------------------------------------------
                                                                     MERRILL
                                                                      LYNCH
                                                                      BASIC           ALLIANCE
                                                                      VALUE            COMMON              MFS           ALLIANCE
                                                                      EQUITY           STOCK            RESEARCH          GLOBAL
                                                                       FUND             FUND              FUND             FUND
                                                                  -----------     --------------      -----------      ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................      $   550,754     $   42,754,627      $   249,000      $  7,924,674
                                                                  -----------     --------------      -----------      ------------

Expenses (Note 3):
      Asset-based charges...................................          494,290         95,988,818          735,308         8,877,655
Less: Reduction for expense limitation......................               --          6,717,477               --                --
                                                                  -----------     --------------      -----------      ------------
      Net expenses..........................................          494,290         89,271,341          735,308         8,877,655
                                                                  -----------     --------------      -----------      ------------
NET INVESTMENT INCOME (LOSS)................................           56,464        (46,516,714)        (486,308)         (952,981)
                                                                  -----------     --------------      -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................       (1,204,767)       190,070,720         (916,443)       13,674,946
      Realized gain distribution from
        The Trusts..........................................        1,908,414        932,028,578               --        46,107,203
                                                                  -----------     --------------      -----------      ------------
   Net realized gain (loss).................................          703,647      1,122,099,298         (916,443)       59,782,149
   Change in unrealized appreciation
      (depreciation) of investments.........................        1,021,838        573,857,850       13,393,079        60,932,110
                                                                  -----------     --------------      -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................        1,725,485      1,695,957,148       12,476,636       120,714,259
                                                                  ===========     ==============      ===========      ============
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................      $ 1,781,949     $1,649,440,434      $11,990,328      $119,761,278
                                                                  ===========     ==============      ===========      ============

                                                                                          EQUITY SERIES (CONTINUED):
                                                                  ---------------------------------------------------------------
                                                                                                        MORGAN
                                                                                    T. ROWE             STANLEY
                                                                   ALLIANCE        PRICE INTER-        EMERGING          ALLIANCE
                                                                    INTER-          NATIONAL-           MARKETS          AGGRESSIVE
                                                                   NATIONAL          STOCK              EQUITY            STOCK
                                                                     FUND             FUND               FUND              FUND
                                                                  -----------     ------------        -----------      ------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................      $ 2,332,648     $   628,616         $    61,144      $ 14,559,406
                                                                  -----------     -----------         -----------      ------------

Expenses (Note 3):
      Asset-based charges...................................        1,702,585         717,829             139,058        43,880,560
Less: Reduction for expense limitation......................               --              --                  --         3,621,990
                                                                  -----------     -----------         -----------      ------------
      Net expenses..........................................        1,702,585         717,829             139,058        40,258,570
                                                                  -----------     -----------         -----------      ------------
NET INVESTMENT INCOME (LOSS)................................          630,063         (89,213)            (77,914)      (25,699,164)
                                                                  -----------     -----------         -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................       (6,316,417)     (2,187,587)         (4,762,302)       76,319,984
      Realized gain distribution from
        The Trusts..........................................           24,639             677                  --       153,501,697
                                                                  -----------     -----------         -----------      ------------
   Net realized gain (loss).................................       (6,291,778)     (2,186,910)         (4,762,302)      229,821,681
   Change in unrealized appreciation
      (depreciation) of investments.........................       17,134,710       8,173,937              34,335      (233,439,908)
                                                                  -----------     -----------         -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................       10,842,932       5,987,027          (4,727,967)       (3,618,227)
                                                                  ===========     ===========         ===========      ============
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................      $11,472,995     $ 5,897,814         $(4,805,881)    $ (29,317,391)
                                                                  ===========     ===========         ===========     =============


---------------------
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                       EQUITY SERIES (CONCLUDED):
                                                                   ----------------------------------------------------------------
                                                                                                          MFS
                                                                   WARBURG PINCUS     ALLIANCE          EMERGING           ALLIANCE
                                                                    SMALL COMPANY     SMALL CAP          GROWTH         CONSERVATIVE
                                                                        VALUE          GROWTH           COMPANIES        INVESTORS
                                                                        FUND            FUND              FUND              FUND
                                                                   ------------      ------------      ----------       -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................       $    420,391      $     11,795      $     2,970      $ 4,213,562
                                                                   ------------      ------------      -----------      -----------
Expenses (Note 3):
      Asset-based charges...................................          1,049,204         1,437,474        1,125,210        1,406,739
Less: Reduction for expense limitation......................                 --                --               --               --
                                                                   ------------      ------------      -----------      -----------
      Net expenses..........................................          1,049,204         1,437,474        1,125,210        1,406,739
                                                                   ------------      ------------      -----------      -----------
NET INVESTMENT INCOME (LOSS)................................           (628,813)       (1,425,679)      (1,122,240)       2,806,823
                                                                   ------------      ------------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................         (3,319,964)      (18,408,722)      (4,911,369)       1,336,530
      Realized gain distribution from
        The Trusts..........................................                 --                --               --        6,357,062
                                                                   ------------      ------------      -----------      -----------
   Net realized gain (loss).................................         (3,319,964)      (18,408,722)      (4,911,369)       7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................         (7,312,118)       12,576,541       35,293,322        2,040,567
                                                                   ------------      ------------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................        (10,632,082)       (5,832,181)      30,381,953        9,734,159
                                                                   ============      ============      ===========      ===========
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................       $(11,260,895)     $ (7,257,860)     $29,259,713      $12,540,982
                                                                   ============      ============      ===========      ===========

                                                                                        ASSET ALLOCATION SERIES:
                                                                    -------------------------------------------------------------
                                                                                                                         MERRILL
                                                                        EQ/           ALLIANCE                            LYNCH
                                                                       PUTNAM         GROWTH            ALLIANCE          WORLD
                                                                      BALANCED       INVESTORS          BALANCED         STRATEGY
                                                                        FUND           FUND               FUND             FUND
                                                                    -----------    ------------      --------------    ----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trusts.............................       $  634,198        $ 15,542,047      $ 33,629,387     $  83,000
                                                                   ----------        ------------      ------------     ---------

Expenses (Note 3):
      Asset-based charges...................................          287,370          10,042,667        18,391,448        94,329
Less: Reduction for expense limitation......................               --                  --         2,004,680            --
                                                                   ----------        ------------      ------------     ---------
      Net expenses..........................................          287,370          10,042,667        16,386,768        94,329
                                                                   ----------        ------------      ------------     ---------
NET INVESTMENT INCOME (LOSS)................................          346,828           5,499,380        17,242,619       (11,329)
                                                                   ----------        ------------      ------------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments...................          307,112           8,822,060        23,244,711      (103,174)
      Realized gain distribution from
        The Trusts..........................................          395,016          67,065,259       110,287,707            --
                                                                   ----------        ------------      ------------     ---------
   Net realized gain (loss).................................          702,128          75,887,319       133,532,418      (103,174)
   Change in unrealized appreciation
      (depreciation) of investments.........................        1,408,394          40,944,576        42,665,225       648,068
                                                                   ----------        ------------      ------------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...........................................        2,110,522         116,831,895       176,197,643       544,894
                                                                   ----------        ------------      ------------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2).......................       $2,457,350        $122,331,275      $193,440,262     $ 533,565
                                                                   ==========        ============      ============     =========


---------------------
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                             FIXED INCOME SERIES:
                                                                   -----------------------------------------------------------------
                                                                             ALLIANCE
                                                                           MONEY MARKET                    ALLIANCE INTERMEDIATE
                                                                               FUND                     GOVERNMENT SECURITIES FUND
                                                                   ------------------------------      -----------------------------
                                                                      1998              1997               1998            1997
                                                                   ------------      ------------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $  3,823,222      $  3,606,969       $ 1,762,313     $ 1,421,306
   Net realized gain (loss) on investments..................            238,059           236,951           470,342          63,438
   Change in unrealized appreciation
      (depreciation) of investments.........................            121,024           (78,466)          512,287         431,540
                                                                   ------------      ------------       -----------     -----------
   Net increase in net assets from operations...............          4,182,305         3,765,454         2,744,942       1,916,284
                                                                   ------------      ------------       -----------     -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         59,238,443        86,657,302        10,106,543       7,536,973
      Transfers from other Funds and
        Guaranteed Interest Account.........................         99,124,881        47,922,157        23,196,411       8,017,226
                                                                   ------------      ------------       -----------     -----------
           Total............................................        158,363,324       134,579,459        33,302,954      15,554,199
                                                                   ------------      ------------       -----------     -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................         25,401,484        16,145,603         5,018,282       3,204,151
      Transfers to other Funds and
        Guaranteed Interest Account.........................        108,901,266       117,776,744        14,425,062       6,576,233
      Withdrawal and administrative charges.................            307,072           297,412            75,927          54,007
                                                                   ------------      ------------       -----------     -----------
           Total............................................        134,609,822       134,219,759        19,519,271       9,834,391
                                                                   ------------      ------------       -----------     -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................         23,753,502           359,700        13,783,683       5,719,808
                                                                   ------------      ------------       -----------     -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........             99,791           (68,437)          (40,620)        (50,296)
                                                                   ------------      ------------       -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         28,035,598         4,056,717        16,488,005       7,585,796
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         97,871,518        93,814,801        37,013,989      29,428,193
                                                                   ------------      ------------       -----------     -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $125,907,116      $ 97,871,518       $53,501,994     $37,013,989
                                                                   ============      ============       ===========     ===========

                                                                                             FIXED INCOME SERIES:
                                                                   ----------------------------------------------------------------
                                                                            ALLIANCE                           ALLIANCE
                                                                          QUALITY BOND                        HIGH YIELD
                                                                              FUND                               FUND
                                                                   ----------------------------       -----------------------------
                                                                      1998              1997               1998            1997
                                                                   -----------       -----------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $ 2,601,044       $ 1,622,820      $ 17,912,128     $ 10,021,713
   Net realized gain (loss) on investments..................         1,993,466           249,479         3,914,555        8,751,281
   Change in unrealized appreciation
      (depreciation) of investments.........................          (486,113)          547,099       (36,813,923)        (187,263)
                                                                   -----------       -----------      ------------     ------------
   Net increase in net assets from operations...............         4,108,397         2,419,398       (14,987,240)      18,585,731
                                                                   -----------       -----------      ------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................        20,999,014         8,725,632        52,878,815       39,249,294
      Transfers from other Funds and
        Guaranteed Interest Account.........................        46,264,543        14,735,972       114,552,746       81,831,743
                                                                   -----------       -----------      ------------     ------------
           Total............................................        67,263,557        23,461,604       167,431,561      121,081,037
                                                                   -----------       -----------      ------------     ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................         4,294,846         2,471,399        15,414,754        9,034,492
      Transfers to other Funds and
        Guaranteed Interest Account.........................        26,129,927         9,009,004        96,757,242       50,004,724
      Withdrawal and administrative charges.................            64,190            49,238           269,447          180,111
                                                                   -----------       -----------      ------------     ------------
           Total............................................        30,488,963        11,529,641       112,441,443       59,219,327
                                                                   -----------       -----------      ------------     ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................        36,774,594        11,931,963        54,990,118       61,861,710
                                                                   -----------       -----------      ------------     ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........           (65,774)          (51,466)          (32,954)        (195,148)
                                                                   -----------       -----------      ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        40,817,217        14,299,895        39,969,924       80,252,293
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        40,649,160        26,349,265       158,213,532       77,961,239
                                                                   -----------       -----------      ------------     ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $81,466,377       $40,649,160      $198,183,456     $158,213,532
                                                                   ===========       ===========      ============     ============


---------------------
See Notes to Financial Statements.

                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQUITY SERIES:
                                                                     --------------------------------------------------------------
                                                                           T. ROWE PRICE                       EQ/PUTNAM
                                                                           EQUITY INCOME                 GROWTH & INCOME VALUE
                                                                              FUND(a)                           FUND(a)
                                                                     -----------------------------     ----------------------------
                                                                        1998              1997            1998             1997
                                                                     ------------      -----------     -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................         $    972,619      $   213,607     $   (27,881)     $    27,593
   Net realized gain (loss) on investments..................            1,957,941           84,219         241,200           48,562
   Change in unrealized appreciation
      (depreciation) of investments.........................            4,171,888        3,419,591       5,418,025          743,804
                                                                     ------------      -----------     -----------      -----------
   Net increase in net assets from operations...............            7,102,448        3,717,417       5,631,344          819,959
                                                                     ------------      -----------     -----------      -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................           34,984,402       14,253,368      21,041,270        9,287,300
      Transfers from other Funds and
        Guaranteed Interest Account.........................           70,500,028       49,127,513      31,492,288       21,624,425
                                                                     ------------      -----------     -----------      -----------
           Total............................................          105,484,430       63,380,881      52,533,558       30,911,725
                                                                     ------------      -----------     -----------      -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................            4,063,205          461,902       2,208,567          221,732
      Transfers to other Funds and
        Guaranteed Interest Account.........................           26,010,302        8,775,894       9,702,715        2,466,969
      Withdrawal and administrative charges.................               88,752            7,224          53,830            5,138
                                                                     ------------      -----------     -----------      -----------
           Total............................................           30,162,259        9,245,020      11,965,112        2,693,839
                                                                     ------------      -----------     -----------      -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           75,322,171       54,135,861      40,568,446       28,217,886
                                                                     ------------      -----------     -----------      -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (94,421)        (368,386)       (127,918)        (283,117)
                                                                     ------------      -----------     -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           82,330,198       57,484,892      46,071,872       28,754,728
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           57,484,892               --      28,754,728               --
                                                                     ------------      -----------     -----------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         $139,815,090      $57,484,892     $74,826,600      $28,754,728
                                                                     ============      ===========     ===========      ===========

                                                                                              EQUITY SERIES:
                                                                     --------------------------------------------------------------
                                                                               ALLIANCE                             ALLIANCE
                                                                            GROWTH & INCOME                       EQUITY INDEX
                                                                                 FUND                                 FUND
                                                                     -------------------------------   ----------------------------
                                                                        1998              1997            1998             1997
                                                                     -------------     ------------    --------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................         $  (4,742,310)    $   (881,670)   $   (1,365,362) $    785,831
   Net realized gain (loss) on investments..................            51,666,978       22,637,435        40,417,098    15,251,160
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,346,894       34,617,976       170,263,193    98,430,290
                                                                     -------------     ------------    --------------   -----------
   Net increase in net assets from operations...............            86,271,562       56,373,741       209,314,929   114,467,281
                                                                     -------------     ------------    --------------   -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................           101,906,524       77,902,559       169,623,980   123,805,230
      Transfers from other Funds and
        Guaranteed Interest Account.........................           162,800,542      159,040,741       637,861,607   497,060,564
                                                                     -------------     ------------    --------------   -----------
           Total............................................           264,707,066      236,943,300       807,485,587   620,865,794
                                                                     -------------     ------------    --------------   -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................            30,427,264       15,991,738        55,265,209    26,845,795
      Transfers to other Funds and
        Guaranteed Interest Account.........................            89,917,684       70,222,768       455,238,354   332,805,482
      Withdrawal and administrative charges.................               678,233          387,138         1,207,740       650,256
                                                                     -------------     ------------    --------------   -----------
           Total............................................           121,023,181       86,601,644       511,711,303   360,301,533
                                                                     -------------     ------------    --------------   -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           143,683,885      150,341,656       295,774,284   260,564,261
                                                                     -------------     ------------    --------------   -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (817,183)        (337,427)       (1,687,941)     (491,351)
                                                                     -------------     ------------    --------------   -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           229,138,264      206,377,970       503,401,272   374,540,191
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................           369,884,267      163,506,297       648,886,895   274,346,704
                                                                     -------------     ------------    --------------   -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................          $599,022,531     $369,884,267    $1,152,288,167  $648,886,895
                                                                     =============     ============    ==============  ============

---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------------------------------------
                                                                                                             ALLIANCE
                                                               MERRILL LYNCH BASIC VALUE                   COMMON STOCK
                                                                     EQUITY FUND(a)                            FUND
                                                               ------------------------------ -------------------------------------
                                                                  1998             1997                1998               1997
                                                               -----------      -----------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $    56,464      $    28,039       $  (46,516,714)    $  (40,194,434)
   Net realized gain (loss) on investments..................       703,647           32,936        1,122,099,298        520,414,631
   Change in unrealized appreciation
      (depreciation) of investments.........................     1,021,838          226,896          573,857,850        776,898,715
                                                               -----------      -----------       --------------     --------------
   Net increase in net assets from
      operations............................................     1,781,949          287,871        1,649,440,434      1,257,118,912
                                                               -----------      -----------       --------------     --------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................    18,099,811        5,085,307          526,598,693        485,617,488
      Transfers from other Funds and
        Guaranteed Interest Account.........................    54,374,032       15,531,026        1,219,987,398        981,404,674
                                                               -----------      -----------       --------------     --------------
           Total............................................    72,473,843       20,616,333        1,746,586,091      1,467,022,162
                                                               -----------      -----------       --------------     --------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................     1,998,824          146,225          439,741,977        326,957,672
      Transfers to other Funds and
        Guaranteed Interest Account.........................    31,529,622        3,680,513        1,134,646,060        793,882,977
      Withdrawal and administrative
        charges.............................................        37,806            3,018            7,821,832          6,730,878
                                                               -----------      -----------       --------------     --------------
           Total............................................    33,566,252        3,829,756        1,582,209,869      1,127,571,527
                                                               -----------      -----------       --------------     --------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................    38,907,591       16,786,577          164,376,222        339,450,635
                                                               -----------      -----------       --------------     --------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........      (112,369)        (298,904)         (12,019,228)        (5,291,673)
                                                               -----------      -----------       --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................    40,577,171       16,775,544        1,801,797,428      1,591,277,874
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................    16,775,544               --        5,923,975,974      4,332,698,100
                                                               -----------      -----------       --------------     --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................   $57,352,715      $16,775,544       $7,725,773,402     $5,923,975,974
                                                               ===========      ===========       ==============     ==============

                                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------------------------------------
                                                                       MFS RESEARCH                       ALLIANCE GLOBAL
                                                                          FUND(a)                               FUND
                                                               -------------------------------  ---------------------------------
                                                                  1998             1997                1998               1997
                                                               ------------     ------------       ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................   $   (486,308)    $    (44,322)     $   (952,981)      $  4,053,343
   Net realized gain (loss) on investments..................       (916,443)         156,450        59,782,149         44,106,582
   Change in unrealized appreciation
      (depreciation) of investments.........................     13,393,079          477,876        60,932,110          7,345,361
                                                               ------------     ------------      ------------       ------------
   Net increase in net assets from
      operations............................................     11,990,328          590,004       119,761,278         55,505,286
                                                               ------------     ------------      ------------       ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................     26,220,920        9,395,788        73,052,084         89,835,392
      Transfers from other Funds and
        Guaranteed Interest Account.........................     79,372,885       21,884,490        97,000,214        100,167,043
                                                               ------------     ------------      ------------       ------------
           Total............................................    105,593,805       31,280,278       170,052,298        190,002,435
                                                               ------------     ------------      ------------       ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................      2,234,932          315,298        45,379,156         38,003,491
      Transfers to other Funds and
        Guaranteed Interest Account.........................     39,937,639        3,913,603       124,416,716         93,151,966
      Withdrawal and administrative
        charges.............................................         56,352            4,474         1,061,880          1,013,918
                                                               ------------     ------------      ------------       ------------
           Total............................................     42,228,923        4,233,375       170,857,752        132,169,375
                                                               ------------     ------------      ------------       ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................     63,364,882       27,046,903          (805,454)        57,833,060
                                                               ------------     ------------      ------------       ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........       (280,049)        (462,377)         (667,287)          (280,980)
                                                               ------------     ------------      ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................     75,075,161       27,174,530       118,288,537        113,057,366
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................     27,174,530               --       608,511,631        495,454,265
                                                               ------------     ------------      ------------       ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................   $102,249,691      $27,174,530      $726,800,168       $608,511,631
                                                               ============      ===========      ============       ============


---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                           EQUITY SERIES (CONTINUED):
                                                                   -----------------------------------------------------------------

                                                                            ALLIANCE                         T. ROWE PRICE
                                                                          INTERNATIONAL                   INTERNATIONAL STOCK
                                                                              FUND                              FUND(a)
                                                                   ------------------------------     -----------------------------
                                                                     1998              1997              1998             1997
                                                                   ------------     -------------     ------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $    630,063      $  1,841,231      $   (89,213)     $  (167,342)
   Net realized gain (loss) on investments..................         (6,291,778)        8,984,846       (2,186,910)      (1,454,589)
   Change in unrealized appreciation
      (depreciation) of investments.........................         17,134,710       (15,797,804)       8,173,937         (917,513)
                                                                   ------------      ------------      -----------      -----------
   Net increase in net assets from
      operations............................................         11,472,995        (4,971,727)       5,897,814       (2,539,444)
                                                                   ------------      ------------      -----------      -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         18,021,919        27,672,360       17,268,615       11,943,016
      Transfers from other Funds and
        Guaranteed Interest Account.........................        252,313,930       151,532,780       79,807,973       48,742,022
                                                                   ------------      ------------      -----------      -----------
           Total............................................        270,335,849       179,205,140       97,076,588       60,685,038
                                                                   ------------      ------------      -----------      -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................          9,618,434         9,154,376        2,262,558          551,644
      Transfers to other Funds and
        Guaranteed Interest Account.........................        259,822,531       143,958,994       64,643,746       19,727,736
      Withdrawal and administrative
        charges.............................................            226,908           226,612           65,025           12,207
                                                                   ------------      ------------      -----------      -----------
           Total............................................        269,667,873       153,339,982       66,971,329       20,291,587
                                                                   ------------      ------------      -----------      -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            667,976        25,865,158       30,105,259       40,393,451
                                                                   ------------      ------------      -----------      -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........            (208,473)           8,298         (140,255)          74,460
                                                                   ------------      ------------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         11,932,498        20,901,729       35,862,818       37,928,467
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        118,089,289        97,187,560       37,928,467               --
                                                                   ------------      ------------      -----------      -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $130,021,787      $118,089,289      $73,791,285      $37,928,467
                                                                   ============      ============      ===========      ===========

                                                                                           EQUITY SERIES (CONTINUED):
                                                                   -----------------------------------------------------------------

                                                                        MORGAN STANLEY                          ALLIANCE
                                                                    EMERGING MARKETS EQUITY                 AGGRESSIVE STOCK
                                                                            FUND(b)                               FUND
                                                                   ----------------------------   ---------------------------------
                                                                     1998             1997            1998              1997
                                                                   -----------     ------------   --------------     --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $   (77,914)    $     15,148   $   (25,699,164)   $  (36,023,732)
   Net realized gain (loss) on investments..................        (4,762,302)        (875,317)      229,821,681       414,890,550
   Change in unrealized appreciation
      (depreciation) of investments.........................            34,335       (1,097,984)     (233,439,908)      (79,262,405)
                                                                   -----------     ------------   ---------------    --------------
   Net increase in net assets from
      operations............................................        (4,805,881)      (1,958,153)      (29,317,391)     299,604,413
                                                                   -----------     ------------    --------------    --------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         4,268,805        2,087,150       292,963,500       378,453,001
      Transfers from other Funds and
        Guaranteed Interest Account.........................        58,497,186       17,543,713       837,060,745     1,226,614,217
                                                                   -----------     ------------    --------------    --------------
           Total............................................        62,765,991       19,630,863     1,130,024,245     1,605,067,218
                                                                   -----------     ------------    --------------    --------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................           371,931           38,081       246,890,973       223,777,455
      Transfers to other Funds and
        Guaranteed Interest Account.........................        55,007,653       10,197,807     1,105,075,546     1,226,219,275
      Withdrawal and administrative
        charges.............................................            12,342            1,449         5,526,894         5,581,896
                                                                   -----------     ------------    --------------    --------------
           Total............................................        55,391,926       10,237,337     1,357,493,413     1,455,578,626
                                                                   -----------     ------------    --------------    --------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................         7,374,065        9,393,526      (227,469,168)      149,488,592
                                                                   -----------     ------------    --------------    --------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........         1,295,969        1,210,394            63,901          (445,491)
                                                                   -----------     ------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         3,864,153        8,645,767      (256,722,658)      448,647,514
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         8,645,767               --     3,425,221,244     2,976,573,730
                                                                   -----------     ------------    --------------    --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $12,509,920     $  8,645,767    $3,168,498,586    $3,425,221,244
                                                                   ============    ============    ==============    ===============


---------------------
(a)  Commenced operations on May 1, 1997.
(b)  Commenced operations on August 20, 1997.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONCLUDED):
                                                                -----------------------------------------------------------------
                                                                        WARBURG PINCUS                         ALLIANCE
                                                                      SMALL COMPANY VALUE                   SMALL CAP GROWTH
                                                                            FUND(a)                             FUND(a)
                                                                -------------------------------   -------------------------------
                                                                  1998             1997               1998                 1997
                                                                ------------     -----------      -------------         ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................    $   (628,813)   $   (233,472)    $   (1,425,679)     $   (226,153)
   Net realized gain (loss) on investments..................      (3,319,964)       (398,282)       (18,408,722)        2,928,197
   Change in unrealized appreciation
      (depreciation) of investments.........................      (7,312,118)         22,263         12,576,541        (1,564,649)
                                                                ------------    ------------      -------------      ------------
   Net increase in net assets from operations...............     (11,260,895)       (609,491)        (7,257,860)        1,137,395
                                                                ------------    ------------      -------------      ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................      25,746,572      17,932,084         43,309,112        15,686,202
      Transfers from other Funds and
        Guaranteed Interest Account.........................      45,701,935      95,994,086        363,094,583       134,506,874
                                                                ------------    ------------      -------------      ------------
           Total............................................      71,448,507     113,926,170        406,403,695       150,193,076
                                                                ------------    ------------      -------------      ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................       3,085,017         710,649          3,905,019           644,310
      Transfers to other Funds and
        Guaranteed Interest Account.........................      34,873,684      44,374,048        319,261,827        87,128,302
      Withdrawal and administrative charges.................         105,234          13,343            112,019             7,383
                                                                ------------    ------------      -------------      ------------
           Total............................................      38,063,935      45,098,040        323,278,865        87,779,995
                                                                ------------    ------------      -------------      ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................      33,384,572      68,828,130         83,124,830        62,413,081
                                                                ------------    ------------      -------------      ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........          13,573        (153,081)           (23,520)         (487,244)
                                                                ------------    ------------      -------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................      22,137,250      68,065,558         75,843,450        63,063,232
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................      68,065,558              --         63,063,232                --
                                                                ------------    ------------      -------------      ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................    $ 90,202,808    $ 68,065,558       $138,906,682      $ 63,063,232
                                                                ============    ============       ============      ============

                                                                    EQUITY SERIES (CONCLUDED):
                                                                 ---------------------------------
                                                                            MFS EMERGING
                                                                           GROWTH COMPANIES
                                                                                FUND(a)
                                                                 ---------------------------------
                                                                      1998                  1997
                                                                 -------------        ------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................     $  (1,122,240)       $    (59,318)
   Net realized gain (loss) on investments..................        (4,911,369)            410,582
   Change in unrealized appreciation
      (depreciation) of investments.........................        35,293,322             405,203
                                                                 -------------         -----------
   Net increase in net assets from operations...............        29,259,713             756,467
                                                                 -------------         -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         45,965,336          10,348,726
      Transfers from other Funds and
        Guaranteed Interest Account.........................        245,232,174          41,158,325
                                                                  -------------         -----------
           Total............................................        291,197,510          51,507,051
                                                                  -------------         -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................          3,422,691             272,079
      Transfers to other Funds and
        Guaranteed Interest Account.........................        170,609,391          20,257,025
      Withdrawal and administrative charges.................             94,296               3,323
                                                                  -------------         -----------
           Total............................................        174,126,378          20,532,427
                                                                  -------------         -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................        117,071,132          30,974,624
                                                                  -------------         -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........           (199,446)           (659,740)
                                                                  -------------         -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        146,131,399          31,071,351
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................         31,071,351                  --
                                                                  -------------         -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $177,202,750         $31,071,351
                                                                   ============         ===========


---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                          ASSET ALLOCATION SERIES:
                                                                    -------------------------------------------------------------
                                                                              ALLIANCE                      EQ/PUTNAM
                                                                       CONSERVATIVE INVESTORS                BALANCED
                                                                                FUND                         FUND(a)
                                                                    ---------------------------     -----------------------------
                                                                        1998            1997            1998                1997
                                                                    ------------    -----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,806,823    $ 2,448,726     $   346,828       $   129,710
   Net realized gain (loss) on investments..................           7,693,592      3,730,623         702,128           115,430
   Change in unrealized appreciation
      (depreciation) of investments.........................           2,040,567      3,477,016       1,408,394           602,835
                                                                    ------------    -----------     -----------       -----------
   Net increase in net assets from operations...............          12,540,982      9,656,365       2,457,350           847,975
                                                                    ------------    -----------     -----------       -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................          19,140,568     11,365,584      10,044,027         3,699,337
      Transfers from other Funds and
        Guaranteed Interest Account.........................          16,914,697      8,530,415      24,576,797        15,752,330
                                                                    ------------    -----------     -----------       -----------
           Total............................................          36,055,265     19,895,999      34,620,824        19,451,667
                                                                    ------------    -----------     -----------       -----------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................           8,188,450      7,295,059         975,331           192,650
      Transfers to other Funds and
        Guaranteed Interest Account.........................          12,810,163     14,511,104      13,658,260         7,250,221
      Withdrawal and administrative charges.................             167,275        162,391          20,744             1,654
                                                                    ------------    -----------     -----------       -----------
           Total............................................          21,165,888     21,968,554      14,654,335         7,444,525
                                                                    ------------    -----------     -----------       -----------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          14,889,377     (2,072,555)     19,966,489        12,007,142
                                                                    ------------    -----------     -----------       -----------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........            (230,218)      (172,151)       (204,197)         (434,093)
                                                                    ------------    -----------     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................          27,200,141      7,411,659      22,219,642        12,421,024
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................          92,663,211     85,251,552      12,421,024                --
                                                                    ------------    -----------     -----------       -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        $119,863,352    $92,663,211     $34,640,666       $12,421,024
                                                                    ============    ===========     ===========       ===========

                                                                       ASSET ALLOCATION SERIES:
                                                                   ----------------------------------
                                                                               ALLIANCE
                                                                          GROWTH INVESTORS
                                                                                FUND
                                                                   ----------------------------------
                                                                       1998                 1997
                                                                   ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $  5,499,380          $  7,374,359
   Net realized gain (loss) on investments..................         75,887,319            38,624,261
   Change in unrealized appreciation
      (depreciation) of investments.........................         40,944,576            40,925,116
                                                                   ------------          ------------
   Net increase in net assets from operations...............        122,331,275            86,923,736
                                                                   ------------          ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions.........................................         90,895,614            96,835,654
      Transfers from other Funds and
        Guaranteed Interest Account.........................         81,033,459            86,565,969
                                                                   ------------          ------------
           Total............................................        171,929,073           183,401,623
                                                                   ------------          ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits..................................         50,079,041            39,593,409
      Transfers to other Funds and
        Guaranteed Interest Account.........................         81,495,051            76,718,000
      Withdrawal and administrative charges.................          1,338,300             1,162,210
                                                                   ------------          ------------
           Total............................................        132,912,392           117,473,619
                                                                   ------------          ------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................         39,016,681            65,928,004
                                                                   ------------          ------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3).........           (840,403)             (551,891)
                                                                   ------------          ------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        160,507,553           152,299,849
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS...........................        681,710,478           529,410,629
                                                                   ------------          ------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS...........................       $842,218,031          $681,710,478
                                                                   ============          ============

---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                               ASSET ALLOCATION SERIES (CONCLUDED):
                                                                             --------------------------------------
                                                                                          ALLIANCE
                                                                                          BALANCED
                                                                                            FUND
                                                                             --------------------------------------
                                                                                1998                    1997
                                                                             --------------          --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................        $   17,242,619          $   23,301,713
   Net realized gain (loss) on investments...........................           133,532,418              79,099,392
   Change in unrealized appreciation
      (depreciation) of investments..................................            42,665,225              45,961,244
                                                                             --------------          --------------
   Net increase in net assets from operations........................           193,440,262             148,362,349
                                                                             --------------          --------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            76,987,846              84,629,925
      Transfers from other Funds and
        Guaranteed Interest Account..................................           168,586,346             112,630,041
                                                                             --------------          --------------
           Total.....................................................           245,574,192             197,259,966
                                                                             --------------          --------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
        and death benefits...........................................           107,639,830              96,288,584
      Transfers to other Funds and
        Guaranteed Interest Account..................................           202,971,507             170,604,239
      Withdrawal and administrative charges..........................             1,699,980               1,889,094
                                                                             --------------          --------------
           Total.....................................................           312,311,317             268,781,917
                                                                             --------------          --------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (66,737,125)            (71,521,951)
                                                                             --------------          --------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..................            (1,923,481)               (620,223)
                                                                             --------------          --------------
INCREASE (DECREASE) IN NET ASSETS
   ATTRIBUTABLE TO CONTRACTOWNERS....................................           124,779,656              76,220,175
NET ASSETS -- BEGINNING OF PERIOD
   ATTRIBUTABLE TO CONTRACTOWNERS....................................         1,197,956,017           1,121,735,842
                                                                             --------------          --------------
NET ASSETS -- END OF PERIOD (NOTE 1)
   ATTRIBUTABLE TO CONTRACTOWNERS....................................        $1,322,735,673          $1,197,956,017
                                                                             ==============          ==============

                                                                            ASSET ALLOCATION SERIES (CONCLUDED):
                                                                            ----------------------------------
                                                                                MERRILL LYNCH WORLD
                                                                                  STRATEGY FUND(a)
                                                                            ------------------------------

                                                                              1998               1997
                                                                            ----------         -----------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)......................................           $ (11,329)        $    16,034
  Net realized gain (loss) on investments...........................            (103,174)             33,737
  Change in unrealized appreciation
     (depreciation) of investments..................................             648,068            (153,612)
                                                                              ----------         -----------
  Net increase in net assets from operations........................             533,565            (103,841)
                                                                              ----------         -----------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
  Contributions and Transfers:
     Contributions..................................................           1,929,793           1,913,915
     Transfers from other Funds and
       Guaranteed Interest Account..................................           7,365,231           8,826,145
                                                                              ----------         -----------
          Total.....................................................           9,295,024          10,740,060
                                                                              ----------         -----------
  Payments, Transfers and Charges:
     Annuity payments, withdrawals
       and death benefits...........................................             340,072             156,911
     Transfers to other Funds and
       Guaranteed Interest Account..................................           5,454,326           4,913,746
     Withdrawal and administrative charges..........................              10,176                 622
                                                                              ----------         -----------
          Total.....................................................           5,804,574           5,071,279
                                                                              ----------         -----------
  Net increase (decrease) in net assets from
     Contractowners transactions....................................           3,490,450           5,668,781
                                                                              ----------         -----------
  Net (increase) decrease in amount retained by
     Equitable Life in Separate Account A (Note 3)..................            (179,747)           (139,641)
                                                                              ----------         -----------
INCREASE (DECREASE) IN NET ASSETS
  ATTRIBUTABLE TO CONTRACTOWNERS....................................           3,844,268           5,425,299
NET ASSETS -- BEGINNING OF PERIOD
  ATTRIBUTABLE TO CONTRACTOWNERS....................................            5,425,299                  --
                                                                              ----------         -----------
NET ASSETS -- END OF PERIOD (NOTE 1)
  ATTRIBUTABLE TO CONTRACTOWNERS....................................           $9,269,567         $ 5,425,299
                                                                              ==========         ===========



---------------------
(a)  Commenced operations on May 1, 1997.
See Notes to Financial Statements.

                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

1.   General

     The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, manages The Hudson River Trust (HR Trust) and is investment adviser for all of the investment funds of HR Trust. EQ Financial Consultants, Inc., an indirect, wholly owned subsidiary of Equitable Life, manages the EQ Advisors Trust (EQ Trust) and has overall responsibility for general management and administration of EQ Trust. The Account consists of twenty-four investment funds (Funds): Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, T. Rowe Price Equity Income Fund, EQ/Putnam Growth & Income Value Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Merrill Lynch Basic Value Equity Fund, Alliance Common Stock Fund, MFS Research Fund, Alliance Global Fund, Alliance International Fund,
     T. Rowe Price International Stock Fund, Morgan Stanley Emerging Markets Equity Fund, Alliance Aggressive Stock Fund, Warburg Pincus Small Company Value Fund, Alliance Small Cap Growth Fund, MFS Emerging Growth Companies Fund, Alliance Conservative Investors Fund, EQ/Putnam Balanced Fund, Alliance Growth Investors Fund, Alliance Balanced Fund and Merrill Lynch World Strategy Fund. The assets in each fund are invested in shares of a corresponding portfolio (Portfolio) of a mutual fund, Class 1A or Class 1B shares of HR Trust or Class 1B shares of EQ Trust (Collectively, the "Trusts"). Class 1A and 1B shares are offered by the Trust at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class 1A shares are not subject to distribution fees imposed pursuant to a distribution plan. Class 1B shares are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that the Trusts, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a Fund attributable to its Class 1B shares in respect of activities primarily intended to result in the sale of the Class 1B shares. These fees are reflected in the net asset value of the shares. The Trusts are open-end, diversified investment management companies that invest separate account assets of insurance companies.

     EQFC earns fees from both Trusts under distribution agreements held with the Trusts. EQFC also earns fees under an investment management agreement with the EQ Trust. Alliance earns fees under an investment advisory agreement with the HR Trust.

     The Account is used to fund benefits under certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

     The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to the General Account is predominately related to policy-related transactions, premiums, surrenders and death benefits.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

2.   Significant Accounting Policies

     The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments are made in shares of the Trust and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolio less liabilities.

     Investment transactions are recorded by the Account on the trade date. Dividends are declared by HR Trust at the end of each quarter and by EQ Trust in the fourth quarter on the ex-dividend date. Dividends and capital gain distributions are automatically reinvested on the ex-dividend date. Realized gains and losses include gains and losses on redemptions of the Trust's shares (determined on the identified cost basis) and Trust distributions representing the net realized gains on Trust investment transactions are distributed by the Trusts at the end of each year.

     No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

3.   Asset Charges

     The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:

                                            DEATH        MORTALITY                      EXPENSE       FINANCIAL
                                           BENEFITS        RISKS         EXPENSES        RISKS       ACCOUNTING       TOTAL
                                         -------------  -------------  -------------  ------------- --------------  -----------
      EQUI-VEST/
         MOMENTUM
         CONTRACTS
      Alliance Money Market Fund,
      Alliance Balanced Fund
      Alliance Common Stock Fund            0.05%         0.30%           0.60%          0.30%         0.24%           1.49%
      All Other Funds                       0.05%         0.30%           0.60%          0.15%         0.24%           1.34%
      MOMENTUM PLUS CONTRACTS--ALL
        FUNDS                                 --          0.50%           0.25%          0.60%           --            1.35%
      OLD CONTRACTS
      Common Stock and Money Market
        Funds                               0.05%         0.45%           0.16%          0.08%           --             .74%
      EQUIPLAN CONTRACTS
      Common Stock and
         Intermediate Government
         Securities Funds                   0.05%         0.45%           0.16%          0.08%           --             .74%
      EQUI-VEST SERIES 300 & SERIES 400
         CONTRACTS
      Alliance Money Market Fund
      Alliance Common Stock Fund
      Alliance Aggressive Stock Fund
      Alliance Balanced Fund                  --          0.60%           0.25%          0.50%           --            1.35%
      All Other Funds                         --          0.60%           0.24%*         0.50%           --            1.34%


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

3.  Asset Charges (Continued)

                                            DEATH        MORTALITY                      EXPENSE       FINANCIAL
                                           BENEFITS        RISKS         EXPENSES        RISKS       ACCOUNTING       TOTAL
                                         -------------  -------------  -------------  ------------- --------------  -----------
     EQUI-VEST SERIES 500 CONTRACTS
     All Funds                               --            0.70%          0.25%          0.50%           --           1.45%

     EQUI-VEST SERIES 600 CONTRACTS
     All Funds                               --            0.45%          0.25%          0.50%           --           1.20%

     ----------
     * During 1998, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the HR Trust and EQ Trust Funds for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

     The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of the Trust ratably with assets attributable to the Contracts.

     Since the Trust shares are valued at their net asset value, investment advisory fees and direct operating expenses of the Trust are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

     Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

     Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4.   Contributions, Payments, Transfers and Charges

     Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 600 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

     Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 600 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 600 Contracts.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.   Contributions, Payments, Transfers and Charges (Continued):

     Accumulation units issued and redeemed during the periods indicated were:

     (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Fixed Income Series:

ALLIANCE MONEY MARKET FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................       1,229,299                      837,383
                     Momentum Contracts..........................................         386,247                      483,055
                     Momentum Plus Contracts 135 BP..............................         503,516                      588,908
                     Momentum Plus Contracts 100 BP..............................           7,375                       10,050
                     Old Contracts...............................................              42                      120,867
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         458,194                      258,260
                     EQUI-VEST Contracts Series 500 145 BP.......................             547                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................         941,797                      877,393
                     Momentum Contracts..........................................         326,686                      415,858
                     Momentum Plus Contracts 135 BP..............................         506,664                      564,110
                     Momentum Plus Contracts 100 BP..............................          10,102                       10,333
                     Old Contracts...............................................           2,025                        1,572
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         341,437                      277,148
                     EQUI-VEST Contracts Series 500 145 BP.......................             156                           --

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
------------------------------------------------

Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           5,893                        5,215
                     Momentum Plus Contracts 135 BP..............................          50,402                       29,724
                     Momentum Plus Contracts 100 BP..............................           1,592                          804
                     EQUIPLAN CONTRACTS..........................................               4                       49,549
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         216,535                      105,144
                     EQUI-VEST Contracts Series 500 145 BP.......................              78                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           4,863                        4,851
                     Momentum Plus Contracts 135 BP..............................          51,462                       31,521
                     Momentum Plus Contracts 100 BP..............................             471                          813
                     EQUIPLAN CONTRACTS..........................................           4,747                            2
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         103,688                       50,075
                     EQUI-VEST Contracts Series 500 145 BP.......................              45                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Fixed Income Series (Continued):

ALLIANCE QUALITY BOND FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          10,469                        7,848
                     Momentum Plus Contracts 135 BP..............................          36,968                       22,668
                     Momentum Plus Contracts 100 BP..............................             444                          449
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         483,053                      167,788
                     EQUI-VEST Contracts Series 500 145 BP.......................             146                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           5,361                        5,005
                     Momentum Plus Contracts 135 BP..............................          27,523                       12,495
                     Momentum Plus Contracts 100 BP..............................             182                          636
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         209,302                       80,367
                     EQUI-VEST Contracts Series 500 145 BP.......................              19                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE HIGH YIELD FUND
-----------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          19,540                       17,805
                     Momentum Plus Contracts 135 BP..............................          45,063                       62,992
                     Momentum Plus Contracts 100 BP..............................           1,531                        1,622
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         976,709                      726,147
                     EQUI-VEST Contracts Series 500 145 BP.......................             387                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          11,692                        6,772
                     Momentum Plus Contracts 135 BP..............................          55,069                       42,608
                     Momentum Plus Contracts 100 BP..............................           1,524                        1,327
                     Old Contracts...............................................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         643,692                      338,338
                     EQUI-VEST Contracts Series 500 145 BP.......................               8                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series:

T. ROWE PRICE EQUITY INCOME FUND
-------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           1,360                           --
                     Momentum Plus Contracts 135 BP..............................           3,355                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         838,991                      554,196
                     EQUI-VEST Contracts Series 500 145 BP.......................             418                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             214                           --
                     Momentum Plus Contracts 135 BP..............................             628                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         244,081                       79,255
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

EQ/PUTNAM GROWTH & INCOME VALUE FUND
------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             523                           --
                     Momentum Plus Contracts 135 BP..............................           2,572                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         431,414                      273,498
                     EQUI-VEST Contracts Series 500 145 BP.......................             407                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................             328                           --
                     Momentum Plus Contracts 100 BP..............................             507                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................          99,601                       23,834
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                        1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

ALLIANCE GROWTH & INCOME FUND
-----------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          52,613                       45,474
                     Momentum Plus Contracts 135 BP..............................         113,506                      116,065
                     Momentum Plus Contracts 100 BP..............................           4,425                        3,889
                     Momentum Plus Contracts 90 BP...............................             642                        1,441
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       1,224,228                    1,286,205
                     EQUI-VEST Contracts Series 500 145 BP.......................           1,401                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          25,771                       17,193
                     Momentum Plus Contracts 135 BP..............................          87,335                       46,155
                     Momentum Plus Contracts 100 BP..............................           1,838                        2,901
                     Momentum Plus Contracts 90 BP...............................              38                          337
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         548,572                      462,065
                     EQUI-VEST Contracts Series 500 145 BP.......................               9                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE EQUITY INDEX FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          79,518                           --
                     Momentum Plus Contracts 135 BP..............................         205,393                           --
                     Momentum Plus Contracts 100 BP..............................           6,938                           --
                     Momentum Plus Contracts 90 BP...............................           1,097                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       3,094,562                    2,967,392
                     EQUI-VEST Contracts Series 500 145 BP.......................           2,295                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               3                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          37,943                           --
                     Momentum Plus Contracts 135 BP..............................         153,058                           --
                     Momentum Plus Contracts 100 BP..............................           1,574                           --
                     Momentum Plus Contracts 90 BP...............................             193                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       1,974,951                    1,768,139
                     EQUI-VEST Contracts Series 500 145 BP.......................              44                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

MERRILL LYNCH BASIC VALUE EQUITY FUND
-------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           3,082                           --
                     Momentum Plus Contracts 135 BP..............................           2,932                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         563,336                      177,242
                     EQUI-VEST Contracts Series 500 145 BP.......................             352                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................             991                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         263,606                       32,592
                     EQUI-VEST Contracts Series 500 145 BP.......................              10                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE COMMON STOCK FUND
--------------------------
Issued        --     EQUI-VEST Contracts.........................................       4,199,955                    4,383,156
                     Momentum Contracts..........................................         171,967                      204,382
                     Momentum Plus Contracts 135 BP..............................         479,798                      545,202
                     Momentum Plus Contracts 100 BP..............................          10,617                       41,653
                     Momentum Plus Contracts 90 BP...............................           2,467                        6,431
                     Old Contracts...............................................              19                      301,258
                     EQUIPLAN Contracts..........................................               4                       86,999
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................       2,035,253                    1,968,780
                     EQUI-VEST Contracts Series 500 145 BP.......................           4,784                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               2                           --

Redeemed      --     EQUI-VEST Contracts.........................................       4,354,955                    3,930,073
                     Momentum Contracts..........................................         169,605                      134,959
                     Momentum Plus Contracts 135 BP..............................         539,175                      354,590
                     Momentum Plus Contracts 100 BP..............................           8,027                      142,434
                     Momentum Plus Contracts 90 BP...............................             686                        1,552
                     Old Contracts...............................................          42,795                        3,085
                     EQUIPLAN Contracts..........................................          14,746                        1,986
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         992,260                      660,995
                     EQUI-VEST Contracts Series 500 145 BP.......................              56                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

MFS RESEARCH FUND
-----------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           4,266                           --
                     Momentum Plus Contracts 135 BP..............................           3,956                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         811,244                      273,002
                     EQUI-VEST Contracts Series 500 145 BP.......................             897                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             455                           --
                     Momentum Plus Contracts 135 BP..............................           1,331                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         327,759                       36,730
                     EQUI-VEST Contracts Series 500 145 BP.......................              11                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE GLOBAL FUND
--------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          49,409                       67,282
                     Momentum Plus Contracts 135 BP..............................         127,169                      173,371
                     Momentum Plus Contracts 100 BP..............................           2,960                        3,421
                     Momentum Plus Contracts 90 BP...............................           1,062                        2,872
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         885,709                    1,087,193
                     EQUI-VEST Contracts Series 500 145 BP.......................             509                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          40,074                       36,989
                     Momentum Plus Contracts 135 BP..............................         182,741                      151,688
                     Momentum Plus Contracts 100 BP..............................           3,546                        3,187
                     Momentum Plus Contracts 90 BP...............................             266                          468
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         859,826                      712,463
                     EQUI-VEST Contracts Series 500 145 BP.......................              12                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

ALLIANCE INTERNATIONAL FUND
---------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          19,308                       23,465
                     Momentum Plus Contracts 135 BP..............................          45,097                       61,102
                     Momentum Plus Contracts 100 BP..............................           1,430                        8,513
                     Momentum Plus Contracts 90 BP...............................             368                        1,175
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,265,890                    1,473,483
                     EQUI-VEST Contracts Series 500 145 BP.......................             149                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          14,348                       10,479
                     Momentum Plus Contracts 135 BP..............................          43,776                       25,904
                     Momentum Plus Contracts 100 BP..............................             860                       25,384
                     Momentum Plus Contracts 90 BP...............................             162                          387
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,262,822                    1,268,707
                     EQUI-VEST Contracts Series 500 145 BP.......................               4                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

T. ROWE PRICE INTERNATIONAL STOCK FUND
--------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           1,408                           --
                     Momentum Plus Contracts 135 BP..............................           3,038                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         922,463                      590,328
                     EQUI-VEST Contracts Series 500 145 BP.......................             245                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             904                           --
                     Momentum Plus Contracts 135 BP..............................             401                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         640,201                      201,762
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

                                     FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY FUND
-------------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             453                           --
                     Momentum Plus Contracts 135 BP..............................           1,191                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         971,105                      228,577
                     EQUI-VEST Contracts Series 500 145 BP.......................              86                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................              84                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         863,432                      119,707
                     EQUI-VEST Contracts Series 500 145 BP.......................               2                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE AGGRESSIVE STOCK FUND
------------------------------
Issued        --     EQUI-VEST Contracts.........................................       7,874,975                   12,306,387
                     Momentum Contracts..........................................         567,249                      663,082
                     Momentum Plus Contracts 135 BP..............................         444,735                      574,827
                     Momentum Plus Contracts 100 BP..............................          10,329                       36,380
                     Momentum Plus Contracts 90 BP...............................           2,726                        9,299
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................       2,038,278                    2,341,814
                     EQUI-VEST Contracts Series 500 145 BP.......................           1,374                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................      10,271,285                   12,221,170
                     Momentum Contracts..........................................         604,014                      506,394
                     Momentum Plus Contracts 135 BP..............................         567,458                      369,618
                     Momentum Plus Contracts 100 BP..............................           8,422                      107,896
                     Momentum Plus Contracts 90 BP...............................           1,959                        2,386
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................       1,922,386                    1,583,469
                     EQUI-VEST Contracts Series 500 145 BP.......................               2                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Continued):

WARBURG PINCUS SMALL COMPANY VALUE FUND
---------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             423                           --
                     Momentum Plus Contracts 135 BP..............................           2,025                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         612,043                      944,293
                     EQUI-VEST Contracts Series 500 145 BP.......................             327                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               2                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              61                           --
                     Momentum Plus Contracts 135 BP..............................             482                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         329,886                      367,754
                     EQUI-VEST Contracts Series 500 145 BP.......................               7                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          28,706                        6,275
                     Momentum Plus Contracts 135 BP..............................          47,698                        8,595
                     Momentum Plus Contracts 100 BP..............................             305                           --
                     Momentum Plus Contracts 90 BP...............................             977                          466
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       3,265,688                    1,187,782
                     EQUI-VEST Contracts Series 500 145 BP.......................             603                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           7,539                          139
                     Momentum Plus Contracts 135 BP..............................          14,989                          743
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................             119                      700,040
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,652,769                           --
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Equity Series (Concluded):

MFS EMERGING GROWTH COMPANIES FUND
----------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           5,123                           --
                     Momentum Plus Contracts 135 BP..............................           8,576                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       2,078,356                      424,497
                     EQUI-VEST Contracts Series 500 145 BP.......................           1,523                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................           1,491                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................       1,244,873                      168,426
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Asset Allocation Series:

ALLIANCE CONSERVATIVE INVESTORS FUND
------------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           8,324                        8,745
                     Momentum Plus Contracts 135 BP..............................          40,973                       45,283
                     Momentum Plus Contracts 100 BP..............................           1,546                        1,777
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         213,369                      114,868
                     EQUI-VEST Contracts Series 500 145 BP.......................              49                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................           7,000                        4,397
                     Momentum Plus Contracts 135 BP..............................          45,023                       52,105
                     Momentum Plus Contracts 100 BP..............................           2,688                        1,102
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         105,278                      128,454
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Continued):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Asset Allocation Series (Continued):
EQ/PUTNAM BALANCED FUND
-----------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             442                           --
                     Momentum Plus Contracts 135 BP..............................           1,376                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         290,577                      175,775
                     EQUI-VEST Contracts Series 500 145 BP.......................             174                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................             116                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         124,887                       66,296
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

ALLIANCE GROWTH INVESTORS FUND
------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          50,095                       70,069
                     Momentum Plus Contracts 135 BP..............................         148,895                      206,206
                     Momentum Plus Contracts 100 BP..............................           4,888                        3,369
                     Momentum Plus Contracts 90 BP...............................             685                        2,935
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         882,636                    1,019,421
                     EQUI-VEST Contracts Series 500 145 BP.......................             744                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................          38,654                       33,111
                     Momentum Plus Contracts 135 BP..............................         192,540                      138,201
                     Momentum Plus Contracts 100 BP..............................           3,629                        3,482
                     Momentum Plus Contracts 90 BP...............................             118                        1,446
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................         624,987                      640,400
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.  Contributions, Payments, Transfers and Charges (Concluded):

                                                                                                  YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                 ----------------------------------------------
                                                                                       1998                          1997
                                                                                 -----------------              ---------------
Asset Allocation Series (Concluded):

ALLIANCE BALANCED FUND
----------------------
Issued        --     EQUI-VEST Contracts.........................................       4,212,025                    3,643,409
                     Momentum Contracts..........................................         226,716                      272,369
                     Momentum Plus Contracts 135 BP..............................         155,854                      168,722
                     Momentum Plus Contracts 100 BP..............................           4,058                       15,895
                     Momentum Plus Contracts 90 BP...............................             487                        2,030
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         357,343                      263,741
                     EQUI-VEST Contracts Series 500 145 BP.......................             493                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

Redeemed      --     EQUI-VEST Contracts.........................................       5,887,319                    5,926,775
                     Momentum Contracts..........................................         292,550                      277,292
                     Momentum Plus Contracts 135 BP..............................         220,244                      131,565
                     Momentum Plus Contracts 100 BP..............................           3,530                       52,839
                     Momentum Plus Contracts 90 BP...............................              61                        1,298
                     EQUI-VEST Contracts Series 300 & 400 135 BP.................         260,878                      156,561
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --

MERRILL LYNCH WORLD STRATEGY FUND
---------------------------------
Issued        --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................             112                           --
                     Momentum Plus Contracts 135 BP..............................             841                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................          85,123                       98,231
                     EQUI-VEST Contracts Series 500 145 BP.......................              25                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................               1                           --

Redeemed      --     EQUI-VEST Contracts.........................................              --                           --
                     Momentum Contracts..........................................              --                           --
                     Momentum Plus Contracts 135 BP..............................              50                           --
                     Momentum Plus Contracts 100 BP..............................              --                           --
                     Momentum Plus Contracts 90 BP...............................              --                           --
                     EQUI-VEST Contracts Series 300 & 400 134 BP.................          53,481                       45,952
                     EQUI-VEST Contracts Series 500 145 BP.......................              --                           --
                     EQUI-VEST Contracts Series 600 120 BP.......................              --                           --


                                     FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

5.  Net Assets

    Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

    Listed below are components of net assets:

                                                             FIXED INCOME SERIES:                                EQUITY SERIES:
                                        ------------------------------------------------------------    ----------------------------
                                                          ALLIANCE
                                                           INTER-                                                         EQ/PUTNAM
                                                          MEDIATE         ALLIANCE       ALLIANCE         T. ROWE          GROWTH &
                                          ALLIANCE       GOVERNMENT       QUALITY          HIGH         PRICE EQUITY       INCOME
                                            MONEY        SECURITIES         BOND           YIELD          INCOME            VALUE
                                         MARKET FUND        FUND            FUND           FUND             FUND            FUND
                                        ------------    ------------    ------------    ------------    ------------    ------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .............      38,523,428              --              --              --              --              --
Net assets attributable
   to Old Contracts in
   accumulation period .............       4,312,389              --              --              --              --              --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .............              --       2,616,986              --              --              --              --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .............      11,218,510       1,437,192       1,964,317       5,501,246         149,136          65,510
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .............      38,847,043       9,240,280       6,425,658      16,040,479         276,389         175,260
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .............       1,159,113         427,602         179,813         761,000              --              --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .............              --              --              --              --              --              --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .............      31,535,332      39,758,609      72,429,089     175,147,544     139,347,246      74,544,834
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .............          39,859           3,410          13,160          33,807          42,218          40,895
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .............              --              --              --              89             101             101
Net assets attributable
   to actuarial reserves,
   financial reserves, and
   other contract
   liabilities
   attributable to
   Contracts in payout .............         271,442          17,915         454,340         699,291              --              --
                                        ------------     -----------     -----------    ------------    ------------     -----------
                                        $125,907,116     $53,501,994     $81,466,377    $198,183,456    $139,815,090     $74,826,600
                                        ============     ===========     ===========    ============    ============     ===========


                                     FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

5.  Net Assets (Continued):

                                                                  EQUITY SERIES (CONTINUED):
                                 ---------------------------------------------------------------------------------------------------
                                                                       MERRILL
                                     ALLIANCE         ALLIANCE       LYNCH BASIC
                                      GROWTH &          EQUITY          VALUE          ALLIANCE            MFS          ALLIANCE
                                      INCOME            INDEX          EQUITY        COMMON STOCK       RESEARCH         GLOBAL
                                       FUND             FUND            FUND            FUND              FUND            FUND
                                 --------------   --------------   --------------   --------------   --------------   --------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .......               --               --               --    5,578,588,050               --               --
Net assets attributable
   to Old Contracts in
   accumulation period .......               --               --               --      107,448,483               --               --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .......               --               --               --       30,994,430               --               --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .......       20,534,526       36,675,445          393,479      191,376,071          536,562       28,455,218
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .......       44,797,660       76,744,192          191,344      299,298,111          264,368       75,882,027
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .......        1,128,819        2,312,294               --        8,221,702               --        1,769,643
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .......          297,636          800,229               --        1,267,407               --          471,680
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .......      529,235,127    1,032,108,886       56,734,346    1,468,792,789      101,361,254      619,628,198
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .......          143,000          233,384           33,448          486,472           87,507           48,890
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .......               --              311               98              206               --               98
Net assets attributable
   to actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout .......        2,885,763        3,413,426               --       39,299,681               --          544,414
                                   ------------   --------------      -----------   --------------     ------------     ------------
                                   $599,022,531   $1,152,288,167      $57,352,715   $7,725,773,402     $102,249,691     $726,800,168
                                   ============   ==============      ===========   ==============     ============     ============


                                     FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

5.  Net Assets (Continued):

                                                                  EQUITY SERIES (CONTINUED):
                                 ---------------------------------------------------------------------------------------------------

                                                      T. ROWE         MORGAN                           WARBURG
                                                       PRICE         STANLEY                            PINCUS         ALLIANCE
                                   ALLIANCE            INTER-        EMERGING           ALLIANCE        SMALL            SMALL
                                    INTER-            NATIONAL        MARKETS          AGGRESSIVE      COMPANY            CAP
                                   NATIONAL            STOCK          EQUITY             STOCK          VALUE           GROWTH
                                    FUND               FUND            FUND               FUND          FUND              FUND
                                 --------------   --------------   --------------   --------------   --------------   --------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .......               --               --               --    2,304,985,451               --               --
Net assets attributable
   to Old Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .......        4,377,889           55,292           25,903      125,948,516           38,050        3,237,317
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .......       10,184,498          261,030           95,457      186,727,114          128,276        4,808,507
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .......          450,353               --               --        5,101,533               --           36,371
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .......          114,042               --               --          911,462               --          158,152
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .......      114,319,069       73,451,923       12,381,723      540,090,983       90,009,744      130,505,375
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .......           13,485           23,040            6,756          123,823           26,572           52,506
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .......               --               --               81               --              166               87
Net assets attributable
   to actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout .......          562,451               --               --        4,609,704               --          108,367
                                   ------------      -----------      -----------   --------------      -----------     ------------
                                   $130,021,787      $73,791,285      $12,509,920   $3,168,498,586      $90,202,808     $138,906,682
                                   ============      ===========      ===========   ==============      ===========     ============


                                     FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

5. Net Assets (Concluded):

                                   EQUITY SERIES (CONCLUDED):                         ASSET ALLOCATION SERIES:
                                 -------------------------------  ------------------------------------------------------------------
                                      MFS           ALLIANCE                                                            MERRILL
                                   EMERGING          CONSER-                           ALLIANCE                          LYNCH
                                    GROWTH           VATIVE          EQ/PUTNAM          GROWTH          ALLIANCE         WORLD
                                   COMPANIES        INVESTORS         BALANCED         INVESTORS        BALANCED        STRATEGY
                                     FUND             FUND             FUND              FUND             FUND            FUND
                                 --------------   --------------   --------------   --------------   --------------   --------------
Net assets attributable
   to EQUI-VEST
   Contracts in
   accumulation period .......               --               --               --               --    1,097,942,924               --
Net assets attributable
   to Old Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to EQUIPLAN
   Contracts in
   accumulation period .......               --               --               --               --               --               --
Net assets attributable
   to Momentum
   Contracts in
   accumulation period .......          825,008        3,489,106           55,321       28,639,790       44,449,206           12,249
Net assets attributable
   to Momentum Plus
   Contracts 135 BP in
   accumulation period .......          763,267       17,445,149          128,104       92,985,008       59,417,722           76,157
Net assets attributable
   to Momentum Plus
   Contracts 100 BP in
   accumulation period .......               --          576,228               --        2,373,243        1,662,704               --
Net assets attributable
   to Momentum Plus
   Contracts 90 BP in
   accumulation period .......               --               --               --          307,598          166,289               --
Net assets attributable
   to EQUI-VEST Series 300
   & 400 Contracts in
   accumulation period .......      175,456,981       97,305,713       34,439,759      715,666,898      118,465,723        9,178,694
Net assets attributable
   to EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period .......          157,390            5,034           17,482           75,836           50,581            2,372
Net assets attributable
   to EQUI-VEST Series 600
   Contracts 120 BP in
   accumulation period .......              104              103               --              102               --               95
Net assets attributable
   to actuarial reserves,
   financial reserves and
   other contract
   liabilities
   attributable to
   Contracts in payout .......               --        1,042,019               --        2,169,556          580,524               --
                                   ------------     ------------      -----------     ------------   --------------       ----------
                                   $177,202,750     $119,863,352      $34,640,666     $842,218,031   $1,322,735,673       $9,269,567
                                   ============     ============      ===========     ============   ==============       ==========



                                     FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.

                                        ALLIANCE MONEY MARKET FUND -- OLD CONTRACTS

                                                                    YEARS ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------------
                                      1998     1997     1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- -------- -------- --------  -------- -------- -------- -------- --------
Unit value, beginning of period.     $35.12   $33.52   $32.00   $30.44   $29.43    $28.75   $27.92   $26.47   $24.59   $22.66
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Unit value, end of period.......     $36.76   $35.12   $33.52   $32.00   $30.44    $29.43   $28.75   $27.92   $26.47   $24.59
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Number of units outstanding,
   end of period (000's)........        117      119      129      140      147       168      204      246      289      310
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
                      ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 100 AND 200/MOMENTUM** CONTRACTS

                                                                    YEARS ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------------------------
                                      1998     1997     1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- -------- -------- --------  -------- -------- -------- -------- --------
Unit value, beginning of period.     $29.41   $28.28   $27.22   $26.08   $25.41    $25.01   $24.48   $23.38   $21.89   $20.32
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Unit value, end of period.......     $30.55   $29.41   $28.28   $27.22   $26.08    $25.41   $25.01   $24.48   $23.38   $21.89
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Number of  EQUI-VEST units
   outstanding, end of period
   (000's)......................      1,261      973    1,013    1,021    1,000     1,065    1,201    1,325    1,307    1,045
                                     =======  =======  =======  =======  =======   =======  =======  =======  =======  =======
Number of Momentum units
   outstanding, end of
   period (000's)...............        367      308      240      188      166        56
                                     =======  =======  =======  =======  =======   =======
                              ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $116.21    $111.75   $107.55   $103.10   $100.47           $100.00
                                                     ========   ========  ========  ========  ========          ========
Unit value, end of period........................    $120.76    $116.21   $111.75   $107.55   $103.10           $100.47
                                                     ========   ========  ========  ========  ========          ========
Number of units outstanding, end of period (000's)       322        325       307       299       474                62
                                                     ========   ========  ========  ========  ========          ========
                              ALLIANCE MONEY MARKET FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                          DECEMBER 31,
                                                     -------------------                  SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $110.26    $105.65                        $100.00
                                                     ========   ========                       ========
Unit value, end of period........................    $114.98    $110.26                        $105.65
                                                     ========   ========                       ========
Number of units outstanding, end of period (000's)        10         13                             13
                                                     ========   ========                       ========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                       ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $115.66    $111.21   $107.04   $102.61                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $120.19    $115.66   $111.21   $107.04                     $102.61
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       262        146       165        81                          63
                                                     ========  ========= =========  ========                    ========


     ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.68
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     ALLIANCE MONEY MARKET FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                         JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.68
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                           ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUIPLAN CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995     1994     1993     1992      1991     1990     1989
                                    -------- --------  -------  -------- -------- -------- --------  -------  -------- --------
Unit value, beginning of period.     $54.83   $51.34    $49.69   $44.04   $46.25   $42.04   $40.00    $35.17   $33.12   $28.89
                                    ========  =======  ======== ======== ======== ======== ========  ======== ======== ========
Unit value, end of period.......     $58.81   $54.83    $51.34   $49.69   $44.04   $46.25   $42.04    $40.00   $35.17   $33.12
                                    ========  =======  ======== ======== ======== ======== ========  ======== ======== ========
Number of units outstanding,
   end of period (000's)........         45       50        55       50       54       58       66        74       82       91
                                    ========  =======  ======== ======== ======== ======== ========  ======== ======== ========

                           ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $118.98    $112.40   $109.80   $ 98.19                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $126.48    $118.98   $112.40   $109.80                     $ 98.19
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        11         10        10         7                           1
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.

                                     FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                   ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $114.78    $108.45   $105.94   $ 94.76   $100.44           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $122.00    $114.78   $108.45   $105.94   $ 94.76           $100.44
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)        76         77        81        88        64                 1
                                                     ========  ========= =========  ========  ========          ========
                   ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                  SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $112.32    $105.75                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $119.81    $112.32                        $105.75
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         4          2                              2
                                                     ========   ========                      =========

                               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND -- EQUI-VEST
                                          SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------                JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $118.98    $112.40   $109.80   $ 98.19                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $126.48    $118.98   $112.40   $109.80                     $ 98.19
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       314        202       146        89                          32
                                                     ========  ========= =========  ========                    ========

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.32
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.



                                     FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

               ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.32
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                  ALLIANCE QUALITY BOND FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------                JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $121.30    $112.65   $108.38   $ 93.87                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $130.07    $121.30   $112.65   $108.38                     $ 93.87
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        15         10         7         4                           1
                                                     ========  ========= =========  ========                    ========
                              ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------                JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $127.99    $118.87   $114.38   $ 99.07                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $137.23    $127.99   $118.87   $114.38                     $ 99.07
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        47         37        28        17                           3
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                              ALLIANCE QUALITY BOND FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $117.60    $108.84                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $126.54    $117.60                        $108.84
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         1          1                              1
                                                     ========   ========                      =========
                       ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $121.30    $112.65   $108.38   $ 93.87                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $130.07    $121.30   $112.65   $108.38                     $ 93.87
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       557        283       196       135                          53
                                                     ========  ========= =========  ========                    ========

     ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.62
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     ALLIANCE QUALITY BOND FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.62
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                     ALLIANCE HIGH YIELD FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JUNE 1, 1994* TO
                                                      1998       1997      1996      1995                DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $160.74    $137.53   $113.44   $ 95.88                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $150.42    $160.74   $137.53   $113.44                     $ 95.88
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        37         29        18         7                           1
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                               ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $171.56    $146.80   $121.10   $102.37   $106.74           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $160.53    $171.56   $146.80   $121.10   $102.37           $106.74
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       100        110        94        70        38                 1
                                                     ========  ========= =========  ========  ========          ========
                               ALLIANCE HIGH YIELD FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                  SEPTEMBER 1, 1996
                                                      1998       1997                   TO DECEMBER 31, 1996*
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $149.49    $127.46                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $140.38    $149.49                        $127.46
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         5          5                              5
                                                     ========   ========                      =========


                        ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $160.74    $137.53   $113.44   $ 95.88                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $150.42    $160.74   $137.53   $113.44                     $ 95.88
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     1,164        831       444       209                          99
                                                     ========  ========= =========  ========                    ========

      ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 89.20
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.

                                     FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


      ALLIANCE HIGH YIELD FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 89.20
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

             T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $130.25
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

      T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.39
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========


      T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.56
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


      T. ROWE PRICE EQUITY INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.61
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                 T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED          MAY 1, 1997* TO
                                                       DECEMBER 31, 1998      DECEMBER 31, 1997
                                                     ----------------------- ---------------------
Unit value, beginning of period..................            $121.04               $100.00
                                                            =========             =========
Unit value, end of period........................            $130.25               $121.04
                                                            =========             =========
Number of units outstanding, end of period (000's)             1,070                   475
                                                            =========             =========

  T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.00
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

  T. ROWE PRICE EQUITY INCOME FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.12
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.       Accumulation Unit Values (Continued):

           EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $128.20
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

    EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.60
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

    EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.77
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

    EQ/PUTNAM GROWTH & INCOME VALUE FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.82
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                     EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $115.17                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $128.20                      $115.17
                                                            =========                     ========
Number of units outstanding, end of period (000's)               581                          250
                                                            =========                     ========

EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.48
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

EQ/PUTNAM GROWTH & INCOME VALUE FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.60
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                    ALLIANCE GROWTH & INCOME FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $179.30    $143.37   $121.02   $ 98.86                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $213.81    $179.30   $143.37   $121.02                     $ 98.86
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        96         69        41        17                           4
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.

                                     FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                             ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998      1997       1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------  ---------  --------           -----------------------
Unit value, beginning of period..................    $179.60   $143.63    $121.25   $ 99.06                     $100.00
                                                     ========  ========  =========  ========                    ========
Unit value, end of period........................    $214.14   $179.60    $143.63   $121.25                     $ 99.06
                                                     ========  ========  =========  ========                    ========
Number of units outstanding, end of period (000's)       209       183        121        67                           9
                                                     ========  ========  =========  ========                    ========
                             ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $155.11    $123.61                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $185.60    $155.11                        $123.61
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         6          3                              3
                                                     ========   ========                      =========

        ALLIANCE GROWTH & INCOME FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $145.48    $115.81
                                                     ========   ========
Unit value, end of period........................    $174.26    $145.48
                                                     ========   ========
Number of units outstanding, end of period (000's)         2          1
                                                     ========   ========

                     ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $179.30    $143.37   $121.02   $ 98.86                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $213.81    $179.30   $143.37   $121.02                     $ 98.86
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     2,475      1,800       975       498                         210
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


    ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.73
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

    ALLIANCE GROWTH & INCOME FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.73
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                               ALLIANCE EQUITY INDEX FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $214.66    $164.12   $135.94   $100.95                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $271.24    $214.66   $164.12   $135.94                     $100.95
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       135         94        51        12                           1
                                                     ========  ========= =========  ========                    ========
                              ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $214.58    $164.08   $135.92   $100.94                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $271.11    $214.58   $164.08   $135.92                     $100.94
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       283        231       128        44                           3
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                              ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------              ------------------------
Unit value, beginning of period..................    $170.23    $139.70                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $215.84    $170.23                        $139.70
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        11          5                              4
                                                     ========   ========                      =========

         ALLIANCE EQUITY INDEX FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $150.05    $114.21
                                                     ========   ========
Unit value, end of period........................    $190.44    $150.05
                                                     ========   ========
Number of units outstanding, end of period (000's)         4          3
                                                     ========   ========

                       ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $214.66    $164.12   $135.94   $100.95                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $271.24    $214.66   $164.12   $135.94                     $100.95
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,805      2,686     1,486       592                          47
                                                     ========  ========= =========  ========                    ========

     ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.68
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


     ALLIANCE EQUITY INDEX FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.69
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

           MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $127.67
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========

   MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.58
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

   MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.75
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


    MERRILL LYNCH BASIC VALUE EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.80
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                    MERRILL LYNCH BASIC VALUE EQUITY FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $115.97                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $127.67                      $115.97
                                                            =========                     ========
Number of units outstanding, end of period (000's)               444                          145
                                                            =========                     ========

                    MERRILL LYNCH BASIC VALUE EQUITY FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 97.80
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                    MERRILL LYNCH BASIC VALUE EQUITY FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 97.91
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                                        ALLIANCE COMMON STOCK FUND -- OLD CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- --------- -------- -------- --------- -------- -------- -------- --------
Unit value, beginning of period.    $316.64   $246.57  $199.66  $151.67  $155.96   $125.72  $122.56  $ 89.56   $97.97   $78.37
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Unit value, end of period.......    $407.19   $316.64  $246.57  $199.66  $151.67   $155.96  $125.72  $122.56   $89.56   $97.97
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Number of units outstanding,
   end of period (000's)........        264       307      345      387      438       467      525      598      694      780
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
                      ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 100 AND 200/MOMENTUM** CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                     1998     1997      1996     1995     1994      1993     1992     1991     1990     1989
                                    -------- -------- --------- -------- -------- --------- -------- -------- -------- --------
Unit value, beginning of period.    $253.68   $199.05  $162.42  $124.32  $128.81   $104.63  $102.76  $ 75.67   $83.40   $67.22
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Unit value, end of period.......    $323.75   $253.68  $199.05  $162.42  $124.32   $128.81  $104.63  $102.76   $75.67   $83.40
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Number of  EQUI-VEST units
   outstanding, end of
   period (000's)...............     17,231    17,386   16,933   16,292   15,749    13,917   11,841   10,292    9,670    8,645
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== ========
Number of Momentum units
   outstanding, end of
   period (000's)...............        591       519      403      270      120
                                    ======== ======== ========= ======== ========
                                         ALLIANCE COMMON STOCK FUND -- EQUIPLAN CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    --------------------------------------------------------------------------------------------
                                     1998     1997      1996     1995     1994     1993      1992     1991     1990      1989
                                    -------- -------- --------- -------- -------- -------- --------- -------- -------- ---------
Unit value, beginning of period.    $342.99  $267.08   $216.27  $164.29  $168.93  $136.10   $132.67  $ 96.95  $106.05   $ 84.83
                                    ======== ======== ========= ======== ======== ======== ========= ======== ======== =========
Unit value, end of period.......    $441.07  $342.99   $267.08  $216.27  $164.29  $168.93   $136.10  $132.67  $ 96.95   $106.05
                                    ======== ======== ========= ======== ======== ======== ========= ======== ======== =========
Number of units outstanding,
   end of period (000's)........         70       85        96      108      119      124       135      144      157       177
                                    ======== ======== ========= ======== ======== ======== ========= ======== ======== =========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.

                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                              ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $207.00    $162.39   $132.47   $101.38   $105.01           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $264.22    $207.00   $162.39   $132.47   $101.38           $105.01
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)     1,133      1,192     1,039       706       330                12
                                                     ========  ========= =========  ========  ========          ========
                              ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                          DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $161.04    $125.89                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $206.28    $161.04                        $125.89
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        40         37                            140
                                                     ========   ========                      =========

         ALLIANCE COMMON STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $148.44    $115.92
                                                     ========   ========
Unit value, end of period........................    $190.33    $148.44
                                                     ========   ========
Number of units outstanding, end of period (000's)         7          5
                                                     ========   ========

                       ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $198.12    $155.42   $126.78   $ 97.03                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $252.88    $198.12   $155.42   $126.78                     $ 97.03
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     5,808      4,765     3,457     1,989                         948
                                                     ========  ========= =========  ========                    ========

     ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.87
                                                            =========
Number of units outstanding, end of period (000's)                 5
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


     ALLIANCE COMMON STOCK FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.87
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                     MFS RESEARCH FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $140.83
                                                            =========
Number of units outstanding, end of period (000's)                 4
                                                            =========

             MFS RESEARCH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.75
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========

             MFS RESEARCH FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.92
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


              MFS RESEARCH FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $100.97
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                              MFS RESEARCH FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $115.01                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $140.83                      $115.01
                                                            =========                     ========
Number of units outstanding, end of period (000's)               720                          236
                                                            =========                     ========

          MFS RESEARCH FUND -- EQUI-VEST SERIES 500 CONTRACTS: 134 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.99
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

          MFS RESEARCH FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 99.10
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                                      ALLIANCE GLOBAL FUND -- MOMENTUM CONTRACTS

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------               JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $151.87    $138.00   $122.06   $104.12                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $182.50    $151.87   $138.00   $122.06                     $104.12
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       156        147       116        62                          16
                                                     ========  ========= =========  ========                    ========
                                 ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $154.12    $140.51   $124.30   $106.04   $102.14           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $185.78    $154.12   $140.51   $124.30   $106.04           $102.14
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       408        464       459       391       223                 8
                                                     ========  ========= =========  ========  ========          ========
                                 ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $128.51    $116.37                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $154.96    $128.51                        $116.37
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        11         12                             13
                                                     ========   ========                      =========

            ALLIANCE GLOBAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $122.12    $110.47
                                                     ========   ========
Unit value, end of period........................    $147.40    $122.12
                                                     ========   ========
Number of units outstanding, end of period (000's)         3          2
                                                     ========   ========

                          ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------              JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $151.87    $138.00   $122.06   $104.12                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $182.50    $151.87   $138.00   $122.06                     $104.12
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,395      3,369     2,995     2,121                       1,305
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


        ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.37
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

        ALLIANCE GLOBAL FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.37
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                     ALLIANCE INTERNATIONAL FUND -- MOMENTUM CONTRACTS


                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------             SEPTEMBER 1, 1994*
                                                      1998       1997      1996               TO DECEMBER 31, 1995
                                                     --------  --------- ---------           -----------------------
Unit value, beginning of period..................    $107.92    $112.82   $104.15                     $100.00
                                                     ========  ========= =========                    ========
Unit value, end of period........................    $117.72    $107.92   $112.82                     $104.15
                                                     ========  ========= =========                    ========
Number of units outstanding, end of period (000's)        37         32        19                           0
                                                     ========  ========= =========                    ========
                              ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------             SEPTEMBER 1, 1994*
                                                      1998       1997      1996               TO DECEMBER 31, 1995
                                                     --------  --------- ---------           -----------------------
Unit value, beginning of period..................    $107.89    $112.81   $104.15                     $100.00
                                                     ========  ========= =========                    ========
Unit value, end of period........................    $117.68    $107.89   $112.81                     $104.15
                                                     ========  ========= =========                    ========
Number of units outstanding, end of period (000's)        87         85        54                           3
                                                     ========  ========= =========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                              ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                        YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $108.42    $112.96                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $118.67    $108.42                        $112.96
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         4          3                             21
                                                     ========   ========                      =========

         ALLIANCE INTERNATIONAL FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $104.70    $108.98
                                                     ========   ========
Unit value, end of period........................    $114.73    $104.70
                                                     ========   ========
Number of units outstanding, end of period (000's)         1        788
                                                     ========   ========

                      ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                       YEARS ENDED DECEMBER 31,
                                                     -----------------------------             SEPTEMBER 1, 1994*
                                                      1998       1997      1996               TO DECEMBER 31, 1995
                                                     --------  --------- ---------           -----------------------
Unit value, beginning of period..................    $107.92    $112.83   $104.15                     $100.00
                                                     ========  ========= =========                    ========
Unit value, end of period........................    $117.72    $107.92   $112.83                     $104.15
                                                     ========  ========= =========                    ========
Number of units outstanding, end of period (000's)       971        968       763                         141
                                                     ========  ========= =========                    ========

     ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 93.00
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     ALLIANCE INTERNATIONAL FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 93.00
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


          T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $109.49
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

   T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 98.95
                                                            =========
Number of units outstanding, end of period (000's)                 3
                                                            =========

   T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 99.11
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

   T. ROWE PRICE INTERNATIONAL STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 99.16
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                    T. ROWE PRICE INTERNATIONAL STOCK FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $ 97.61                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $109.49                      $ 97.61
                                                            =========                     ========
Number of units outstanding, end of period (000's)               671                          387
                                                            =========                     ========

                   T. ROWE PRICE INTERNATIONAL STOCK FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                      TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.04
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                    T. ROWE PRICE INTERNATIONAL STOCK FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.15
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

        MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 57.18
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.23
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

------------------
 *Date on which units were made available for sale.

                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.38
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

 MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.42
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

            MORGAN STANLEY EMERGING MARKETS EQUITY FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED              AUGUST 20, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------      -----------------------
Unit value, beginning of period..................            $ 79.41                      $100.00
                                                            =========                     ========
Unit value, end of period........................            $ 57.18                      $ 79.41
                                                            =========                     ========
Number of units outstanding, end of period (000's)               217                          109
                                                            =========                     ========

                 MORGAN STANLEY EMERGING MARKETS EQUITY FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 81.40
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                 MORGAN STANLEY EMERGING MARKETS EQUITY FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 81.49
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                              ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                     YEARS ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------------------
                                      1998     1997      1996     1995     1994     1993      1992     1991     1990      1989
                                    -------- -------- --------- -------- -------- -------- --------- -------- -------- ---------
Unit value, beginning of period.     $90.75    $82.91   $68.73   $52.88   $55.68    $48.30   $50.51   $27.36   $25.86    $18.09
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== =========
Unit value, end of period.......     $89.92    $90.75   $82.91   $68.73   $52.88    $55.68   $48.30   $50.51   $27.36    $25.86
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== =========
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............     25,634    28,030   27,945   25,821   24,787    21,496   17,986   12,962    9,545     8,134
                                    ======== ======== ========= ======== ======== ========= ======== ======== ======== =========
Number of Momentum units
   outstanding, end of
   period (000's)...............      1,401     1,437    1,281      969      620       258
                                    ======== ======== ========= ======== ======== =========
                           ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $171.96    $157.31   $130.50   $100.49   $105.90           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $170.12    $171.96   $157.31   $130.50   $100.49           $105.90
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)     1,098      1,220     1,070       718       350                12
                                                     ========  ========= =========  ========  ========          ========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                            ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     --------------------                SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $137.72    $125.54                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $136.73    $137.72                        $125.54
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        37         35                            109
                                                     ========   ========                      =========

       ALLIANCE AGGRESSIVE STOCK FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $119.41    $108.74
                                                     ========   ========
Unit value, end of period........................    $118.68    $119.41
                                                     ========   ========
Number of units outstanding, end of period (000's)         8          7
                                                     ========   ========

                     ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------               JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $163.33    $149.41   $123.95   $ 95.45                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $161.59    $163.33   $149.41   $123.95                     $ 95.45
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,342      3,226     2,468     1,310                         664
                                                     ========  ========= =========  ========                    ========

   ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 90.25
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========
   ALLIANCE AGGRESSIVE STOCK FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 90.25
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========
------------------
 *Date on which units were made available for sale.

                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


          WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $104.82
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

  WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 83.08
                                                            =========
Number of units outstanding, end of period (000's)                 2
                                                            =========

  WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 83.22
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

   WARBURG PINCUS SMALL COMPANY VALUE FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 83.26
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                   WARBURG PINCUS SMALL COMPANY VALUE FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $118.06                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $104.82                     $118.06
                                                            =========                    ========
Number of units outstanding, end of period (000's)               859                         577
                                                            =========                    ========

                   WARBURG PINCUS SMALL COMPANY VALUE FUND --
                    EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 82.78
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                   WARBURG PINCUS SMALL COMPANY VALUE FUND --
                    EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 82.88
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                        ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $125.55                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $118.57                     $125.55
                                                            =========                    ========
Number of units outstanding, end of period (000's)                27                           6
                                                            =========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                            ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $125.54                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $118.55                     $125.54
                                                            =========                    ========
Number of units outstanding, end of period (000's)                41                           8
                                                            =========                    ========

       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                         DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $119.25
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

       ALLIANCE SMALL CAP GROWTH FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                         DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $119.45
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

                   ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $125.55                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $118.57                     $125.55
                                                            =========                    ========
Number of units outstanding, end of period (000's)             1,101                         488
                                                            =========                    ========

   ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.93
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

------------------
 *Date on which units were made available for sale.

                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


   ALLIANCE SMALL CAP GROWTH FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 86.94
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

            MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $161.04
                                                            =========
Number of units outstanding, end of period (000's)                 5
                                                            =========

     MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $107.73
                                                            =========
Number of units outstanding, end of period (000's)                 7
                                                            =========

     MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $107.91
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     MFS EMERGING GROWTH COMPANIES FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $107.96
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

              MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $121.34                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $161.04                     $121.34
                                                            =========                    ========
Number of units outstanding, end of period (000's)             1,090                         256
                                                            =========                    ========

 MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.41
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

 MFS EMERGING GROWTH COMPANIES FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $103.53
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                          ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM CONTRACTS

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------                 JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $130.98    $117.25   $112.97   $ 95.10                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $147.17    $130.98   $117.25   $112.97                     $ 95.10
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)        24         22        18        11                           3
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

                         ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $128.45    $114.99   $110.81   $ 93.29   $ 98.60           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $144.30    $128.45   $114.99   $110.81   $ 93.29           $ 98.60
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       121        125       136       129        92                10
                                                     ========  ========= =========  ========  ========          ========

                         ALLIANCE CONSERVATIVE INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                          DECEMBER 31,
                                                     --------------------                SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $122.71    $109.47                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $138.35    $122.71                        $109.47
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)         4          5                              5
                                                     ========   ========                      =========

                  ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------
                                                      1998       1997      1996      1995      1994
                                                     --------  --------- ---------  --------  --------
Unit value, beginning of period..................    $130.98    $117.25   $112.97   $ 95.10   $100.00
                                                     ========  ========= =========  ========  ========
Unit value, end of period........................    $147.17    $130.98   $117.25   $112.97   $ 95.10
                                                     ========  ========= =========  ========  ========
Number of units outstanding, end of period (000's)       661        553       567       491       325
                                                     ========  ========= =========  ========  ========

ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.74
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

ALLIANCE CONSERVATIVE INVESTORS FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.74
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                  EQ/PUTNAM BALANCED FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $125.16
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

          EQ/PUTNAM BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.67
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

          EQ/PUTNAM BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.84
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

           EQ/PUTNAM BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.89
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                           EQ/PUTNAM BALANCED FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $113.46                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $125.16                     $113.46
                                                            =========                    ========
Number of units outstanding, end of period (000's)               275                         109
                                                            =========                    ========

       EQ/PUTNAM BALANCED FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.05
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

       EQ/PUTNAM BALANCED FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.17
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                  ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM CONTRACTS

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------                 JUNE 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $153.69    $133.40   $120.08   $ 96.31                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $180.63    $153.69   $133.40   $120.08                     $ 96.31
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       159        147       110        57                          10
                                                     ========  ========= =========  ========                    ========

------------------
 *Date on which units were made available for sale.


                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


                            ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $155.46    $134.95   $121.49   $ 97.45   $101.99           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $182.69     155.46   $134.95   $121.49   $ 97.45           $101.99
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       509        553       508       375       188                13
                                                     ========  ========= =========  ========  ========          ========

                            ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------                 SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $135.20    $116.95                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $159.46    $135.20                        $116.95
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        15         14                             15
                                                     ========   ========                      =========

       ALLIANCE GROWTH INVESTORS FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $126.72    $109.51
                                                     ========   ========
Unit value, end of period........................    $149.61    $126.72
                                                     ========   ========
Number of units outstanding, end of period (000's)         2          1
                                                     ========   ========

                     ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 134 B.P.

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------               JANUARY 1, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $153.69    $133.40   $120.08   $ 96.31                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $180.63    $153.69   $133.40   $120.08                     $ 96.31
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)     3,962      3,704     3,325     2,113                       1,023
                                                     ========  ========= =========  ========                    ========

   ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.93
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):

   ALLIANCE GROWTH INVESTORS FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $101.93
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

                                 ALLIANCE BALANCED FUND -- EQUI-VEST/MOMENTUM** CONTRACTS

                                                                   YEARS ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------------------------
                                      1998    1997      1996     1995     1994      1993     1992     1991    1990    1989
                                    ------- --------  -------- -------- --------  -------- -------  ------- -------- -------
Unit value, beginning of period.    $38.66   $34.06    $30.92   $26.18   $28.85    $26.04  $27.17   $19.40   $19.69  $15.80
                                    ======= ========  ======== ======== ========  ======== =======  ======= ======== =======
Unit value, end of period.......    $45.07   $38.66    $34.06   $30.92   $26.18    $28.85  $26.04   $27.17   $19.40  $19.69
                                    ======= ========  ======== ======== ========  ======== =======  ======= ======== =======
Number of EQUI-VEST units
   outstanding, end of
   period (000's)...............    24,361   26,036    28,319   30,212   32,664    31,259  25,975   21,100   19,423  16,810
                                    ======= ========  ======== ======== ========  ======== =======  ======= ======== =======
Number of Momentum units
   outstanding, end of
   period (000's)...............       986    1,052     1,057      957      776       348
                                    ======= ========  ======== ======== ========  ========

                                ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                                 YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------------    SEPTEMBER 9, 1993*
                                                      1998       1997      1996      1995      1994      TO DECEMBER 31, 1993
                                                     --------  ---------  --------  --------  --------  -----------------------
Unit value, beginning of period..................    $136.14    $120.01   $108.95   $ 92.22   $101.63           $100.00
                                                     ========  ========= =========  ========  ========          ========
Unit value, end of period........................    $158.63    $136.14   $120.01   $108.95   $ 92.22           $101.63
                                                     ========  ========= =========  ========  ========          ========
Number of units outstanding, end of period (000's)       375        439       417       336       188                 9
                                                     ========  ========= =========  ========  ========          ========

                                ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                         YEARS ENDED
                                                         DECEMBER 31,
                                                     --------------------               SEPTEMBER 1, 1996*
                                                      1998       1997                   TO DECEMBER 31, 1996
                                                     --------   --------               ------------------------
Unit value, beginning of period..................    $129.97    $114.16                        $100.00
                                                     ========   ========                      =========
Unit value, end of period........................    $151.97    $129.97                        $114.16
                                                     ========   ========                      =========
Number of units outstanding, end of period (000's)        11         10                             48
                                                     ========   ========                      =========

------------------
 *Date on which units were made available for sale.
**The Momentum Contracts were first introduced for sale on February 15, 1993.


                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


           ALLIANCE BALANCED FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                         YEARS ENDED
                                                        DECEMBER 31,
                                                     -------------------
                                                      1998       1997
                                                     --------   --------
Unit value, beginning of period..................    $122.68    $100.00
                                                     ========   ========
Unit value, end of period........................    $143.60    $122.68
                                                     ========   ========
Number of units outstanding, end of period (000's)         1          1
                                                     ========   ========

                         ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 300 AND 400 CONTRACTS: 135 B.P.

                                                           YEARS ENDED DECEMBER 31,
                                                     --------------------------------------               JANUARY 3, 1994*
                                                      1998       1997      1996      1995               TO DECEMBER 31, 1994
                                                     --------  --------- ---------  --------           -----------------------
Unit value, beginning of period..................    $135.29    $119.26   $108.26   $ 91.64                     $100.00
                                                     ========  ========= =========  ========                    ========
Unit value, end of period........................    $157.63    $135.29   $119.26   $108.26                     $ 91.64
                                                     ========  ========= =========  ========                    ========
Number of units outstanding, end of period (000's)       752        655       548       386                         289
                                                     ========  ========= =========  ========                    ========

       ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.39
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

       ALLIANCE BALANCED FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $102.39
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Continued):


             MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM CONTRACTS

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $109.37
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

     MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM PLUS CONTRACTS: 135 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 96.28
                                                            =========
Number of units outstanding, end of period (000's)                 1
                                                            =========

     MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM PLUS CONTRACTS: 100 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 96.44
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

      MERRILL LYNCH WORLD STRATEGY FUND -- MOMENTUM PLUS CONTRACTS: 90 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 96.49
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 1998

6.  Accumulation Unit Values (Concluded):


                      MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST SERIES 100 THROUGH 400 CONTRACTS

                                                           YEAR ENDED                MAY 1, 1997* TO
                                                       DECEMBER 31, 1998            DECEMBER 31, 1997
                                                     -----------------------    ---------------------------
Unit value, beginning of period..................            $103.77                     $100.00
                                                            =========                    ========
Unit value, end of period........................            $109.37                     $103.77
                                                            =========                    ========
Number of units outstanding, end of period (000's)                84                          52
                                                            =========                    ========

  MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST SERIES 500 CONTRACTS: 145 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.86
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

  MERRILL LYNCH WORLD STRATEGY FUND -- EQUI-VEST SERIES 600 CONTRACTS: 120 B.P.

                                                          JULY 13, 1998*
                                                       TO DECEMBER 31, 1998
                                                     -----------------------
Unit value, beginning of period..................            $100.00
                                                            =========
Unit value, end of period........................            $ 94.96
                                                            =========
Number of units outstanding, end of period (000's)                 --
                                                            =========

------------------
 *Date on which units were made available for sale.


                                     FSA-74

                        Report of Independent Accountants


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for long-lived assets in 1996.




/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
February 8, 1999

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1998 AND 1997

                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,993.7        $    19,630.9
    Held to maturity, at amortized cost.....................................           125.0                  -
  Mortgage loans on real estate.............................................         2,809.9              2,611.4
  Equity real estate........................................................         1,676.9              2,495.1
  Policy loans..............................................................         2,086.7              2,422.9
  Other equity investments..................................................           713.3                951.5
  Investment in and loans to affiliates.....................................           928.5                731.1
  Other invested assets.....................................................           808.2                612.2
                                                                              -----------------    -----------------
      Total investments.....................................................        28,142.2             29,455.1
Cash and cash equivalents...................................................         1,245.5                300.5
Deferred policy acquisition costs...........................................         3,563.8              3,236.6
Amounts due from discontinued operations....................................             2.7                572.8
Other assets................................................................         3,051.9              2,687.4
Closed Block assets.........................................................         8,632.4              8,566.6
Separate Accounts assets....................................................        43,302.3             36,538.7
                                                                              -----------------    -----------------

Total Assets................................................................   $    87,940.8        $    81,357.7
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................   $    20,889.7        $    21,579.5
Future policy benefits and other policyholders' liabilities.................         4,694.2              4,553.8
Short-term and long-term debt...............................................         1,181.7              1,716.7
Other liabilities...........................................................         3,474.3              3,267.2
Closed Block liabilities....................................................         9,077.0              9,073.7
Separate Accounts liabilities...............................................        43,211.3             36,306.3
                                                                              -----------------    -----------------
      Total liabilities.....................................................        82,528.2             76,497.2
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,110.2              3,105.8
Retained earnings...........................................................         1,944.1              1,235.9
Accumulated other comprehensive income......................................           355.8                516.3
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         5,412.6              4,860.5
                                                                              -----------------    -----------------

Total Liabilities and Shareholder's Equity..................................   $    87,940.8        $    81,357.7
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,056.2       $       950.6      $       874.0
Premiums......................................................          588.1               601.5              597.6
Net investment income.........................................        2,228.1             2,282.8            2,203.6
Investment gains (losses), net................................          100.2               (45.2)              (9.8)
Commissions, fees and other income............................        1,503.0             1,227.2            1,081.8
Contribution from the Closed Block............................           87.1               102.5              125.0
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        5,562.7             5,119.4            4,872.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,153.0             1,266.2            1,270.2
Policyholders' benefits.......................................        1,024.7               978.6            1,317.7
Other operating costs and expenses............................        2,201.2             2,203.9            2,075.7
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        4,378.9             4,448.7            4,663.6
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes, minority interest and cumulative
  effect of accounting change.................................        1,183.8               670.7              208.6
Federal income taxes..........................................          353.1                91.5                9.7
Minority interest in net income of consolidated subsidiaries..          125.2                54.8               81.7
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations before cumulative
  effect of accounting change.................................          705.5               524.4              117.2
Discontinued operations, net of Federal income taxes..........            2.7               (87.2)             (83.8)
Cumulative effect of accounting change, net of Federal
  income taxes................................................            -                   -                (23.1)
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,105.8             3,105.8            3,105.8
Additional capital in excess of par value.....................            4.4                 -                  -
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        3,110.2             3,105.8            3,105.8

Retained earnings, beginning of year..........................        1,235.9               798.7              788.4
Net earnings..................................................          708.2               437.2               10.3
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        1,944.1             1,235.9              798.7
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income,
  beginning of year...........................................          516.3               177.0              361.4
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          355.8               516.3              177.0
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    5,412.6       $     4,860.5      $     4,084.0
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      708.2       $       437.2      $        10.3
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
  adjustment..................................................         (149.5)              343.7             (206.6)
Minimum pension liability adjustment..........................          (11.0)               (4.4)              22.2
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................         (160.5)              339.3             (184.4)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $      547.7       $       776.5      $      (174.1)
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                                                                      1998               1997               1996
                                                                -----------------  -----------------  -----------------
                                                                                    (In Millions)
Net earnings..................................................   $      708.2       $       437.2      $        10.3
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,153.0             1,266.2            1,270.2
  Universal life and investment-type product
    policy fee income.........................................       (1,056.2)             (950.6)            (874.0)
  Investment (gains) losses...................................         (100.2)               45.2                9.8
  Change in Federal income tax payable........................          123.1               (74.4)            (197.1)
  Other, net..................................................         (324.9)              169.4              330.2
                                                                -----------------  -----------------  -----------------

Net cash provided by operating activities.....................          503.0               893.0              549.4
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,289.0             2,702.9            2,275.1
  Sales.......................................................       16,972.1            10,385.9            8,964.3
  Purchases...................................................      (18,578.5)          (13,205.4)         (12,559.6)
  Decrease (increase) in short-term investments...............          102.4              (555.0)             450.3
  Decrease in loans to discontinued operations................          660.0               420.1            1,017.0
  Sale of subsidiaries........................................            -                 261.0                -
  Other, net..................................................         (341.8)             (612.6)            (281.0)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,103.2              (603.1)            (133.9)
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        1,508.1             1,281.7            1,925.4
    Withdrawals...............................................       (1,724.6)           (1,886.8)          (2,385.2)
  Net (decrease) increase in short-term financings............         (243.5)              419.9                (.3)
  Repayments of long-term debt................................          (24.5)             (196.4)            (124.8)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................          (87.2)              (83.9)               -
  Other, net..................................................          (89.5)              (62.7)             (66.5)
                                                                -----------------  -----------------  -----------------

Net cash used by financing activities.........................         (661.2)             (528.2)            (651.4)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          945.0              (238.3)            (235.9)
Cash and cash equivalents, beginning of year..................          300.5               538.8              774.7
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,245.5       $       300.5      $       538.8
                                                                =================  =================  =================

Supplemental cash flow information
  Interest Paid...............................................   $      130.7       $       217.1      $       109.9
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      254.3       $       170.0      $       (10.0)
                                                                =================  =================  =================

                See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life, which continues to conduct the Company's insurance business. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), in which Equitable Life has a 57.7% ownership interest, and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate in which Equitable Life has a 32.5% ownership interest. AXA ("AXA"), a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.5% at December 31, 1998 (53.4% if all securities convertible into, and options on, common stock were to be converted or exercised).

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance, the results of DLJ which are accounted for on an equity basis, and, through June 10, 1997, Equitable Real Estate Investment Management, Inc. ("EREIM"), a real estate investment management subsidiary which was sold. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

 2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its wholly owned life insurance subsidiary (collectively, the "Insurance Group"); non-insurance subsidiaries, principally Alliance and EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1998," "1997" and "1996" refer to the years ended December 31, 1998, 1997 and 1996, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1998 presentation.

        Closed Block

        On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        Discontinued operations include the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities") and the Guaranteed Interest Contract ("GIC") lines of business. An allowance was established for the premium deficiency reserve for Wind-Up Annuities and estimated future losses of the GIC line of business. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1998 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        Accounting Changes

        In June 1997, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 131, "Disclosures about Segments of an Enterprise and Related Information". SFAS No. 131 establishes standards for public companies to report information about operating segments in annual and interim financial statements issued to shareholders. It also specifies related disclosure requirements for products and services, geographic areas and major customers. Generally, financial information must be reported using the basis management uses to make operating decisions and to evaluate business performance. The Company implemented SFAS No. 131 effective December 31, 1998 and continues to identify two operating segments to reflect its major businesses: Insurance and Investment Services. While the segment descriptions are the same as those previously reported, certain amounts have been reattributed between the two reportable segments. Prior period comparative segment information has been restated.

        In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company implemented SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," as of January 1, 1996. SFAS No. 121 requires long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate the carrying value of such assets may not be recoverable. Effective with SFAS No. 121's adoption, impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Before implementing SFAS No. 121, valuation allowances on real estate held for the production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds. Adoption of the statement resulted in the release of valuation allowances of $152.4 million and recognition of impairment losses of $144.0 million on real estate held for production of income. Real estate which management intends to sell or abandon is classified as real estate held for sale. Valuation allowances on real estate held for sale continue to be computed using the lower of depreciated cost or estimated fair value, net of disposition costs. Initial adoption of the impairment requirements of SFAS No. 121 to other assets to be disposed of resulted in a charge for the cumulative effect of an accounting change of $23.1 million, net of a Federal income tax benefit of $12.4 million, due to the writedown to fair value of building improvements relating to facilities vacated in 1996.

        New Accounting Pronouncements

        In October 1998, the FASB issued SFAS No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," which amends existing  accounting and reporting  standards for certain  activities of mortgage banking enterprises and other enterprises that conduct operations that are substantially similar to the primary operations of a mortgage banking enterprise. This statement is effective for the first fiscal quarter beginning after December 15, 1998. This statement is not expected to have a material impact on the Company's consolidated financial statements.

        In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings.

        SFAS No. 133 requires adoption in fiscal years beginning after June 15, 1999 and permits early adoption as of the beginning of any fiscal quarter following issuance of the statement. Retroactive application to financial statements of prior periods is prohibited. The Company expects to adopt SFAS No. 133 effective January 1, 2000. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

        In late 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that Do Not Transfer Insurance Risk". This SOP, effective for fiscal years beginning after June 15, 1999, provides guidance to both the insured and insurer on how to apply the deposit method of accounting when it is required for insurance and reinsurance contracts that do not transfer insurance risk. The SOP does not address or change the requirements as to when deposit accounting should be applied. SOP 98-7 applies to all entities and all insurance and reinsurance contracts that do not transfer insurance risk except for long-duration life and health insurance contracts. This SOP is not expected to have a material impact on the Company's consolidated financial statements.

        In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not required. SOP 97-3 is not expected to have a material impact on the Company's consolidated financial statements.

        Valuation of Investments

        Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Valuation allowances are netted against the asset categories to which they apply.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale. Prior to the adoption of SFAS No. 121, valuation allowances on real estate held for production of income were computed using the forecasted cash flows of the respective properties discounted at a rate equal to the Company's cost of funds.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Common stocks are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains, Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized   investment   gains   (losses)  are   determined  by  specific
        identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

        Unrealized investment gains and losses on equity securities and fixed maturities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1998, the expected investment yield, excluding policy loans, generally ranged from 7.29% grading to 6.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life and annuity policies with life contingencies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        For individual health benefit insurance, DAC is amortized over the expected average life of the contracts (10 years for major medical policies and 20 years for disability income ("DI") products) in proportion to anticipated premium revenue at time of issue.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 13.5% for annuity liabilities.

        During the fourth quarter of 1996 a loss recognition study of participating group annuity contracts and conversion annuities ("Pension Par") was completed which included management's revised estimate of assumptions, such as expected mortality and future investment returns. The study's results prompted management to establish a premium deficiency reserve which decreased earnings from continuing operations and net earnings by $47.5 million ($73.0 million pre-tax).

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

        During  the  fourth  quarter  of  1996,  the  Company  completed  a loss recognition study of the DI business which incorporated management's revised estimates of future experience with regard to morbidity, investment returns, claims and administration expenses and other factors. The study indicated DAC was not recoverable and the reserves were not sufficient. Earnings from continuing operations and net earnings decreased by $208.0 million ($320.0 million pre-tax) as a result of strengthening DI reserves by $175.0 million and writing off unamortized DAC of $145.0 million related to DI products issued prior to July 1993. The determination of DI reserves requires making assumptions and estimates relating to a variety of factors, including morbidity and interest rates, claims experience and lapse rates based on then known facts and circumstances. Such factors as claim incidence and termination rates can be affected by changes in the economic, legal and regulatory environments and work ethic. While management believes its Pension Par and DI reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $938.6 million and $886.7 million at December 31, 1998 and 1997, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies (excluding reserve strengthening in 1996) are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Incurred benefits related to current year..........  $       202.1       $      190.2       $      189.0
        Incurred benefits related to prior years...........           22.2                2.1               69.1
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $       224.3       $      192.3       $      258.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        17.0       $       28.8       $       32.6
        Benefits paid related to prior years...............          155.4              146.2              153.3
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       172.4       $      175.0       $      185.9
                                                            =================   ================   =================

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by
        Equitable   Life's  board  of  directors.   The   aggregate   amount  of
        policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 1998, participating policies, including those in the Closed Block, represent approximately 19.9% ($49.3 billion) of directly written life insurance in force, net of amounts ceded.

        Federal Income Taxes

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Separate Accounts

        Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1998, 1997 and 1996, investment results of such Separate Accounts were $4,591.0 million, $3,411.1 million and $2,970.6 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Employee Stock Option Plan

        The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the Statement, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option price. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        Gross               Gross
                                                   Amortized          Unrealized         Unrealized          Estimated
                                                      Cost              Gains              Losses            Fair Value
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (In Millions)
        December 31, 1998
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
            Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,464.1              107.6                 .7             1,571.0
            States and political subdivisions..           55.0                9.9                -                  64.9
            Foreign governments................          363.3               20.9               30.0               354.2
            Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $        58.3      $       114.9       $       22.5       $       150.7
                                                =================  =================   ================   =================

        December 31, 1997
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    14,850.5      $       785.0       $       74.5       $    15,561.0
            Mortgage-backed....................        1,702.8               23.5                1.3             1,725.0
            U.S. Treasury securities and
              U.S. government and
              agency securities................        1,583.2               83.9                 .6             1,666.5
            States and political subdivisions..           52.8                6.8                 .1                59.5
            Foreign governments................          442.4               44.8                2.0               485.2
            Redeemable preferred stock.........          128.0                6.7                1.0               133.7
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    18,759.7      $       950.7       $       79.5       $    19,630.9
                                                =================  =================   ================   =================

        Equity Securities:
          Common stock.........................  $       408.4      $        48.7       $       15.0       $       442.1
                                                =================  =================   ================   =================

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value having an amortized cost of $3,539.9 million and $3,759.2 million, respectively, had estimated fair values of $3,748.5 million and $3,903.9 million, respectively.

        The contractual maturity of bonds at December 31, 1998 is shown below:

                                                                                        Available for Sale
                                                                                ------------------------------------
                                                                                   Amortized          Estimated
                                                                                     Cost             Fair Value
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Due in one year or less................................................  $      324.8       $      323.4
        Due in years two through five..........................................       3,778.2            3,787.9
        Due in years six through ten...........................................       6,543.4            6,594.1
        Due after ten years....................................................       5,756.8            6,219.5
        Mortgage-backed securities.............................................       1,807.9            1,830.3
                                                                                ----------------   -----------------
        Total..................................................................  $   18,211.1       $   18,755.2
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $125.0 million are due in one year or less.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1998, approximately 15.1% of the $18,336.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade.

        Fixed maturity investments with restructured or modified terms are not material.

        Investment valuation allowances and changes thereto are shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balances, beginning of year........................  $       384.5       $      137.1       $      325.3
        SFAS No. 121 release...............................            -                  -               (152.4)
        Additions charged to income........................           86.2              334.6              125.0
        Deductions for writedowns and
          asset dispositions...............................         (240.1)             (87.2)            (160.8)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        34.3       $       55.8       $       50.4
          Equity real estate...............................          196.3              328.7               86.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       230.6       $      384.5       $      137.1
                                                            =================   ================   =================

        At December 31, 1998, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.8 million.

        At December 31, 1998 and 1997, mortgage loans on real estate with scheduled payments 60 days (90 days for agricultural mortgages) or more past due or in foreclosure (collectively, "problem mortgage loans on real estate") had an amortized cost of $7.0 million (0.2% of total mortgage loans on real estate) and $23.4 million (0.9% of total mortgage loans on real estate), respectively.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $115.1 million and $183.4 million at December 31, 1998 and 1997, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $10.3 million, $17.2 million and $35.5 million in 1998, 1997 and 1996, respectively. Gross interest income on these loans included in net investment income aggregated $8.3 million, $12.7 million and $28.2 million in 1998, 1997 and 1996, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                         December 31,
                                                                            ----------------------------------------
                                                                                   1998                 1997
                                                                            -------------------  -------------------
                                                                                         (In Millions)
        Impaired mortgage loans with provision for losses..................  $        125.4       $        196.7
        Impaired mortgage loans without provision for losses...............             8.6                  3.6
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           134.0                200.3
        Provision for losses...............................................           (29.0)               (51.8)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        105.0       $        148.5
                                                                            ===================  ===================

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        During 1998, 1997 and 1996, respectively, the Company's average recorded investment in impaired mortgage loans was $161.3 million, $246.9 million and $552.1 million. Interest income recognized on these impaired mortgage loans totaled $12.3 million, $15.2 million and $38.8 million ($.9 million, $2.3 million and $17.9 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1998 and 1997, the carrying value of equity real estate held for sale amounted to $836.2 million and $1,023.5 million, respectively. For 1998, 1997 and 1996, respectively, real estate of $7.1 million, $152.0 million and $58.7 million was acquired in satisfaction of debt. At December 31, 1998 and 1997, the Company owned $552.3 million and $693.3 million, respectively, of real estate acquired in satisfaction of debt.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $374.8 million and $541.1 million at December 31, 1998 and 1997, respectively. Depreciation expense on real estate totaled $30.5 million, $74.9 million and $91.8 million for 1998, 1997 and 1996, respectively.

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for real estate joint ventures (25 and 29 individual ventures as of December 31, 1998 and 1997, respectively) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       913.7      $     1,700.9
        Investments in securities, generally at estimated fair value...........          636.9            1,374.8
        Cash and cash equivalents..............................................           85.9              105.4
        Other assets...........................................................          279.8              584.9
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       367.1      $       493.4
        Borrowed funds - the Company...........................................           30.1               31.2
        Other liabilities......................................................          197.2              284.0
                                                                                ----------------   -----------------
        Total liabilities......................................................          594.4              808.6
                                                                                ----------------   -----------------

        Partners' capital......................................................        1,321.9            2,957.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,916.3      $     3,766.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       312.9      $       568.5
        Equity in limited partnership interests not included above.............          442.1              331.8
        Other..................................................................             .7                4.3
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       755.7      $       904.6
                                                                                ================   =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       246.1       $      310.5       $      348.9
        Revenues of other limited partnership interests....          128.9              506.3              386.1
        Interest expense - third party.....................          (33.3)             (91.8)            (111.0)
        Interest expense - the Company.....................           (2.6)              (7.2)             (30.0)
        Other expenses.....................................         (197.0)            (263.6)            (282.5)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $       142.1       $      454.2       $      311.5
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        59.6       $       76.7       $       73.9
        Equity in net earnings of limited partnership
          interests not included above.....................           22.7               69.5               35.8
        Other..............................................            -                  (.9)                .9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $        82.3       $      145.3       $      110.6
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $     1,489.0       $    1,459.4       $    1,307.4
        Mortgage loans on real estate......................          235.4              260.8              303.0
        Equity real estate.................................          356.1              390.4              442.4
        Other equity investments...........................           83.8              156.9              122.0
        Policy loans.......................................          144.9              177.0              160.3
        Other investment income............................          185.7              181.7              217.4
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,494.9            2,626.2            2,552.5

          Investment expenses..............................         (266.8)            (343.4)            (348.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,228.1       $    2,282.8       $    2,203.6
                                                            =================   ================   =================

        Investment gains (losses), net, including changes in the valuation allowances, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Fixed maturities...................................  $       (24.3)      $       88.1       $       60.5
        Mortgage loans on real estate......................          (10.9)             (11.2)             (27.3)
        Equity real estate.................................           74.5             (391.3)             (79.7)
        Other equity investments...........................           29.9               14.1               18.9
        Sale of subsidiaries...............................           (2.6)             252.1                -
        Issuance and sales of Alliance Units...............           19.8                -                 20.6
        Issuance and sale of DLJ common stock..............           18.2                3.0                -
        Other..............................................           (4.4)               -                 (2.8)
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $       100.2       $      (45.2)      $       (9.8)
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $101.6 million, $11.7 million and $29.9 million for 1998, 1997 and 1996, respectively, and writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $136.4 million for 1997. In the fourth quarter of 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

        For 1998, 1997 and 1996, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $15,961.0 million, $9,789.7 million and $8,353.5 million. Gross gains of $149.3 million, $166.0 million and $154.2 million and gross losses of $95.1 million, $108.8 million and $92.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 1998, 1997 and 1996 amounted to $(331.7) million, $513.4 million and $(258.0)
        million, respectively.

        For 1998, 1997 and 1996, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $136.9 million, $137.5 million and $136.7 million, respectively.

        On June 10, 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), a publicly traded, international property and financial services company based in Sydney, Australia. The total purchase price was $400.0 million and consisted of $300.0 million in cash and a $100.0 million note which was paid in 1998. The Company recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million as a result of this transaction. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale.

        Through June 10, 1997 and for the year ended December 31, 1996, respectively, the businesses sold reported combined revenues of $91.6 million and $226.1 million and combined net earnings of $10.7 million and $30.7 million.

        In 1996, Alliance acquired the business of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") for approximately $159.0 million. The purchase price consisted of $94.3 million in cash,
        1.8 million of Alliance's publicly traded units ("Alliance Units"), 6% notes aggregating $21.5 million payable ratably over four years, and additional consideration to be determined at a later date but currently estimated to not exceed $10.0 million. The excess of the purchase price, including acquisition costs and minority interest, over the fair value of Cursitor's net assets acquired resulted in the recognition of intangible assets consisting of costs assigned to contracts acquired and goodwill of approximately $122.8 million and $38.3 million, respectively. The Company recognized an investment gain of $20.6 million as a result of the issuance of Alliance Units in this transaction. On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's acquisition of Cursitor by $120.9 million. This charge reflected Alliance's view that Cursitor's continuing decline in assets under management and its reduced profitability, resulting from relative investment underperformance, no longer supported the carrying value of its investment. As a result, the Company's earnings from continuing operations before cumulative effect of accounting change for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years. At December 31, 1998, the Company's ownership of Alliance Units was approximately 56.7%.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, are summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Balance, beginning of year.........................  $       533.6       $      189.9       $      396.5
        Changes in unrealized investment gains (losses)....         (242.4)             543.3             (297.6)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts..........           (5.7)              53.2                -
            DAC............................................           13.2              (89.0)              42.3
            Deferred Federal income taxes..................           85.4             (163.8)              48.7
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains on:
            Fixed maturities...............................  $       539.9       $      871.2       $      357.8
            Other equity investments.......................           92.4               33.7               31.6
            Other, principally Closed Block................          111.1               80.9               53.1
                                                            -----------------   ----------------   -----------------
              Total........................................          743.4              985.8              442.5
          Amounts of unrealized investment gains
            attributable to:
              Participating group annuity contracts........          (24.7)             (19.0)             (72.2)
              DAC..........................................         (127.8)            (141.0)             (52.0)
              Deferred Federal income taxes................         (206.8)            (292.2)            (128.4)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       384.1       $      533.6       $      189.9
                                                            =================   ================   =================

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME

        Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Unrealized gains on investments....................  $       384.1       $      533.6       $      189.9
        Minimum pension liability..........................          (28.3)             (17.3)             (12.9)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       355.8       $      516.3       $      177.0
                                                            =================   ================   =================

        The components of other comprehensive income for the years 1998, 1997 and 1996 are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Net unrealized gains (losses) on investment
          securities:
          Net unrealized gains (losses) arising during
            the period.....................................  $      (186.1)      $      564.0       $     (249.8)
          Reclassification adjustment for (gains) losses
            included in net earnings.......................          (56.3)             (20.7)             (47.8)
                                                            -----------------   ----------------   -----------------

        Net unrealized gains (losses) on investment
          securities.......................................         (242.4)             543.3             (297.6)
        Adjustments for policyholder liabilities,
          DAC and deferred
          Federal income taxes.............................           92.9             (199.6)              91.0
                                                            -----------------   ----------------   -----------------
        Change in unrealized gains (losses), net of
          reclassification and adjustments.................         (149.5)             343.7             (206.6)
        Change in minimum pension liability................          (11.0)              (4.4)              22.2
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $      (160.5)      $      339.3       $     (184.4)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,149.0 and $4,059.4)...........................................  $    4,373.2         $    4,231.0
        Mortgage loans on real estate........................................       1,633.4              1,341.6
        Policy loans.........................................................       1,641.2              1,700.2
        Cash and other invested assets.......................................          86.5                282.0
        DAC..................................................................         676.5                775.2
        Other assets.........................................................         221.6                236.6
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,632.4         $    8,566.6
                                                                              =================    =================

        Liabilities
        Future policy benefits and policyholders' account balances...........  $    9,013.1         $    8,993.2
        Other liabilities....................................................          63.9                 80.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,077.0         $    9,073.7
                                                                              =================    =================

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Premiums and other revenue.........................  $       661.7       $      687.1       $      724.8
        Investment income (net of investment
          expenses of $15.5, $27.0 and $27.3)..............          569.7              574.9              546.6
        Investment losses, net.............................             .5              (42.4)              (5.5)
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,231.9            1,219.6            1,265.9
                                                            -----------------   ----------------   -----------------

        Benefits and Other Deductions
        Policyholders' benefits and dividends..............        1,082.0            1,066.7            1,106.3
        Other operating costs and expenses.................           62.8               50.4               34.6
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,144.8            1,117.1            1,140.9
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        87.1       $      102.5       $      125.0
                                                            =================   ================   =================

        At December 31, 1998 and 1997, problem mortgage loans on real estate had an amortized cost of $5.1 million and $8.1 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had an amortized cost of $26.0 million and $70.5 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $        55.5      $       109.1
        Impaired mortgage loans without provision for losses...................            7.6                 .6
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           63.1              109.7
        Provision for losses...................................................          (10.1)             (17.4)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        53.0      $        92.3
                                                                                ================   =================

        During 1998, 1997 and 1996, the Closed Block's average recorded investment in impaired mortgage loans was $85.5 million, $110.2 million and $153.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $9.4 million and $10.9 million ($1.5 million, $4.1 million and $4.7 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $11.1 million and $18.5 million on mortgage loans on real estate and $15.4 million and $16.8 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in the recognition of impairment losses of $5.6 million on real estate held for production of income. Writedowns of fixed maturities amounted to $3.5 million and $12.8 million for 1997 and 1996, respectively. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $28.8 million for 1997.

        In the fourth quarter of 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

 8)     DISCONTINUED OPERATIONS

        Summarized financial information for discontinued operations follows:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Assets
        Mortgage loans on real estate........................................  $      553.9         $      635.2
        Equity real estate...................................................         611.0                874.5
        Other equity investments.............................................         115.1                209.3
        Other invested assets................................................          24.9                152.4
                                                                              -----------------    -----------------
          Total investments..................................................       1,304.9              1,871.4
        Cash and cash equivalents............................................          34.7                106.8
        Other assets.........................................................         219.0                243.8
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================

        Liabilities
        Policyholders' liabilities...........................................  $    1,021.7         $    1,048.3
        Allowance for future losses..........................................         305.1                259.2
        Amounts due to continuing operations.................................           2.7                572.8
        Other liabilities....................................................         229.1                341.7
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,558.6         $    2,222.0
                                                                              =================    =================


                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Revenues
        Investment income (net of investment
          expenses of $63.3, $97.3 and $127.5).............  $       160.4       $      188.6       $      245.4
        Investment gains (losses), net.....................           35.7             (173.7)             (18.9)
        Policy fees, premiums and other income.............           (4.3)                .2                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................          191.8               15.1              226.7

        Benefits and other deductions......................          141.5              169.5              250.4
        Earnings added (losses charged) to allowance
          for future losses................................           50.3             (154.4)             (23.7)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing (loss from
          strengthening) of the allowance for future
          losses...........................................            4.2             (134.1)            (129.0)
        Federal income tax (expense) benefit...............           (1.5)              46.9               45.2
                                                            -----------------   ----------------   -----------------
        Earnings (Loss) from Discontinued Operations.......  $         2.7       $      (87.2)      $      (83.8)
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1998 and strengthening of allowance in 1997 and 1996.

        In the fourth quarter of 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Additionally, in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

        Benefits and other deductions includes $26.6 million, $53.3 million and $114.3 million of interest expense related to amounts borrowed from continuing operations in 1998, 1997 and 1996, respectively.

        Valuation allowances amounted to $3.0 million and $28.4 million on mortgage loans on real estate and $34.8 million and $88.4 million on equity real estate at December 31, 1998 and 1997, respectively. As of January 1, 1996, the adoption of SFAS No. 121 resulted in a release of existing valuation allowances of $71.9 million on equity real estate and recognition of impairment losses of $69.8 million on real estate held for production of income. Writedowns of equity real estate subsequent to the adoption of SFAS No. 121 amounted to $95.7 million and $12.3 million for 1997 and 1996, respectively.

        At December 31, 1998 and 1997, problem mortgage loans on real estate had amortized costs of $1.1 million and $11.0 million, respectively, and mortgage loans on real estate for which the payment terms have been restructured had amortized costs of $3.5 million and $109.4 million, respectively.

        Impaired mortgage loans (as defined under SFAS No. 114) along with the related provision for losses were as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Impaired mortgage loans with provision for losses......................  $         6.7      $       101.8
        Impaired mortgage loans without provision for losses...................            8.5                 .2
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           15.2              102.0
        Provision for losses...................................................           (2.1)             (27.3)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        13.1      $        74.7
                                                                                ================   =================

        During 1998, 1997 and 1996, the discontinued operations' average recorded investment in impaired mortgage loans was $73.3 million, $89.2 million and $134.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $6.6 million and $10.1 million ($3.4 million, $5.3 million and $7.5 million recognized on a cash basis) for 1998, 1997 and 1996, respectively.

        At December 31, 1998 and 1997, discontinued operations had carrying values of $50.0 million and $156.2 million, respectively, of real estate acquired in satisfaction of debt.

 9)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          December 31,
                                                                              --------------------------------------
                                                                                    1998                 1997
                                                                              -----------------    -----------------
                                                                                          (In Millions)
        Short-term debt......................................................  $      179.3         $      422.2
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          6.95% surplus notes scheduled to mature 2005.......................         399.4                399.4
          7.70% surplus notes scheduled to mature 2015.......................         199.7                199.7
          Other..............................................................            .3                   .3
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.4                599.4
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.91% - 12.00%, due through 2017...................         392.2                676.6
                                                                              -----------------    -----------------
        Alliance:
          Other..............................................................          10.8                 18.5
                                                                              -----------------    -----------------
        Total long-term debt.................................................       1,002.4              1,294.5
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,181.7         $    1,716.7
                                                                              =================    =================

        Short-term Debt

        Equitable Life has a $350.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1998 range from 5.23% to 7.75%. There were no borrowings outstanding under this bank credit facility at December 31, 1998.

        Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $350.0 million bank credit facility. At December 31, 1998, there were no borrowings outstanding under this program.

        During July 1998, Alliance entered into a $425.0 million five-year revolving credit facility with a group of commercial banks which replaced a $250.0 million revolving credit facility. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During September 1998, Alliance increased the size of its commercial paper program from $250.0 million to $425.0 million. Borrowings from these two sources may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants which require Alliance to, among other things, meet certain financial ratios. As of December 31, 1998, Alliance had commercial paper outstanding totaling $179.5 million at an effective interest rate of 5.5% and there were no borrowings outstanding under Alliance's revolving credit facility.

        Long-term Debt

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. The Company is in compliance with all debt covenants.

        The Company has pledged real estate, mortgage loans, cash and securities amounting to $640.2 million and $1,164.0 million at December 31, 1998 and 1997, respectively, as collateral for certain short-term and long-term debt.

        At December 31, 1998, aggregate maturities of the long-term debt based on required principal payments at maturity for 1999 and the succeeding four years are $322.8 million, $6.9 million, $1.7 million, $1.8 million and $2.0 million, respectively, and $668.0 million thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings is shown below:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Federal income tax expense (benefit):
          Current..........................................  $       283.3       $      186.5       $       97.9
          Deferred.........................................           69.8              (95.0)             (88.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Expected Federal income tax expense................  $       414.3       $      234.7       $       73.0
        Non-taxable minority interest......................          (33.2)             (38.0)             (28.6)
        Adjustment of tax audit reserves...................           16.0              (81.7)               6.9
        Equity in unconsolidated subsidiaries..............          (39.3)             (45.1)             (32.3)
        Other..............................................           (4.7)              21.6               (9.3)
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       353.1       $       91.5       $        9.7
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       December 31, 1998                  December 31, 1997
                                                ---------------------------------  ---------------------------------
                                                    Assets         Liabilities         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Compensation and related benefits......  $     235.3      $        -        $      257.9      $       -
        Other..................................         27.8               -                30.7              -
        DAC, reserves and reinsurance..........          -               231.4               -              222.8
        Investments............................          -               364.4               -              405.7
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     263.1      $      595.8      $      288.6      $     628.5
                                                ===============  ================  ===============   ===============

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and the tax effects of each are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        DAC, reserves and reinsurance......................  $        (7.7)      $       46.2       $     (156.2)
        Investments........................................           46.8             (113.8)              78.6
        Compensation and related benefits..................           28.6                3.7               22.3
        Other..............................................            2.1              (31.1)             (32.9)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense (Benefit)................................  $        69.8       $      (95.0)      $      (88.2)
                                                            =================   ================   =================

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Direct premiums....................................  $       438.8       $      448.6       $      461.4
        Reinsurance assumed................................          203.6              198.3              177.5
        Reinsurance ceded..................................          (54.3)             (45.4)             (41.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       588.1       $      601.5       $      597.6
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        75.7       $       61.0       $       48.2
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $        85.9       $       70.6       $       54.1
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        39.5       $       36.4       $       32.3
                                                            =================   ================   =================

        Beginning in May 1997, the Company began reinsuring on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. During 1996, the Company's retention limit on joint survivorship policies was increased to $15.0 million. Effective January 1, 1994, all in force business above $5.0 million was reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks as well as in certain other cases.

        The Insurance Group cedes 100% of its group life and health business to a third party insurance company. Premiums ceded totaled $1.3 million, $1.6 million and $2.4 million for 1998, 1997 and 1996, respectively. Ceded death and disability benefits totaled $15.6 million, $4.3 million and $21.2 million for 1998, 1997 and 1996, respectively. Insurance liabilities ceded totaled $560.3 million and $593.8 million at December 31, 1998 and 1997, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Components of net periodic pension cost (credit) for the qualified and non-qualified plans are as follows:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        33.2       $       32.5       $       33.8
        Interest cost on projected benefit obligations.....          129.2              128.2              120.8
        Actual return on assets............................         (175.6)            (307.6)            (181.4)
        Net amortization and deferrals.....................            6.1              166.6               43.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Cost (Credit).................  $        (7.1)      $       19.7       $       16.6
                                                            =================   ================   =================

        The  plan's  projected  benefit   obligation  under  the  qualified  and
        non-qualified plans was comprised of:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Benefit obligation, beginning of year..................................  $    1,801.3       $    1,765.5
        Service cost...........................................................          33.2               32.5
        Interest cost..........................................................         129.2              128.2
        Actuarial (gains) losses...............................................         108.4              (15.5)
        Benefits paid..........................................................        (138.7)            (109.4)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,933.4       $    1,801.3
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans is as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Plan assets at fair value, beginning of year...........................  $    1,867.4       $    1,626.0
        Actual return on plan assets...........................................         338.9              307.5
        Contributions..........................................................           -                 30.0
        Benefits paid and fees.................................................        (123.2)             (96.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,083.1            1,867.4
        Projected benefit obligations..........................................       1,933.4            1,801.3
                                                                                ----------------   -----------------
        Projected benefit obligations less than plan assets....................         149.7               66.1
        Unrecognized prior service cost........................................          (7.5)              (9.9)
        Unrecognized net loss from past experience different
          from that assumed....................................................          38.7               95.0
        Unrecognized net asset at transition...................................           1.5                3.1
                                                                                ----------------   -----------------
        Prepaid  Pension Cost..................................................  $      182.4       $      154.3
                                                                                ================   =================

        The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.0% and 3.83%, respectively, at December 31, 1998 and 7.25% and 4.07%, respectively, at December 31, 1997. As of January 1, 1998 and 1997, the expected long-term rate of return on assets for the retirement plan was 10.25%.

        The Company recorded, as a reduction of shareholders' equity an additional minimum pension liability of $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the qualified pension plan over the accrued liability.

        The  pension  plan's  assets  include   corporate  and  government  debt
        securities, equity securities, equity real estate and shares of group trusts managed by Alliance.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $31.8 million, $33.2 million and $34.7 million for 1998, 1997 and 1996, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1998, 1997 and 1996, the Company made estimated postretirement benefits payments of $28.4 million, $18.7 million and $18.9 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $         4.6       $        4.5       $        5.3
        Interest cost on accumulated postretirement
          benefits obligation..............................           33.6               34.7               34.6
        Net amortization and deferrals.....................             .5                1.9                2.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $        38.7       $       41.1       $       42.3
                                                            =================   ================   =================


                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $      490.8       $      388.5
        Service cost...........................................................           4.6                4.5
        Interest cost..........................................................          33.6               34.7
        Contributions and benefits paid........................................         (28.4)              72.1
        Actuarial (gains) losses...............................................         (10.2)              (9.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............         490.4              490.8
        Unrecognized prior service cost........................................          31.8               40.3
        Unrecognized net loss from past experience different
          from that assumed and from changes in assumptions....................        (121.2)            (140.6)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $      401.0       $      390.5
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 8.0% in 1998, gradually declining to 2.5% in the year 2009, and in 1997 was 8.75%, gradually declining to 2.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.0% and 7.25% at December 31, 1998 and 1997, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1998 would be increased 4.83%. The effect of this change on the sum of the service cost and interest cost would be an increase of 4.57%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1998 would be decreased by 5.6%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 5.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        Derivatives

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1998 and 1997, respectively, was $880.9 million and $1,353.4 million. The average unexpired terms at December 31, 1998 ranged from 1 month to 4.3 years. At December 31, 1998, the cost of terminating swaps in a loss position was $8.0 million. Equitable Life has implemented an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1998 of contracts purchased and sold were $8,450.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $54.8 million and is being amortized ratably over the contract periods ranging from 1 to 5 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Substantially all of DLJ's activities related to derivatives are, by their nature trading activities which are primarily for the purpose of customer accommodations. DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments involving futures, forwards and options. DLJ's derivative activities consist of writing over-the-counter ("OTC") options to accommodate its customer needs, trading in forward contracts in U.S. government and agency issued or guaranteed securities and in futures contracts on equity-based indices, interest rate instruments and currencies and issuing structured products based on emerging market financial instruments and indices. DLJ's involvement in swap contracts and commodity derivative instruments is not significant.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1998 and 1997.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                           December 31,
                                                --------------------------------------------------------------------
                                                              1998                               1997
                                                ---------------------------------  ---------------------------------
                                                   Carrying         Estimated         Carrying         Estimated
                                                    Value          Fair Value          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (In Millions)
        Consolidated Financial Instruments:
        Mortgage loans on real estate..........  $    2,809.9     $     2,961.8     $     2,611.4     $    2,822.8
        Other limited partnership interests....         562.6             562.6             509.4            509.4
        Policy loans...........................       2,086.7           2,370.7           2,422.9          2,493.9
        Policyholders' account balances -
          investment contracts.................      12,892.0          13,396.0          12,611.0         12,714.0
        Long-term debt.........................       1,002.4           1,025.2           1,294.5          1,257.0

        Closed Block Financial Instruments:
        Mortgage loans on real estate..........       1,633.4           1,703.5           1,341.6          1,420.7
        Other equity investments...............          56.4              56.4              86.3             86.3
        Policy loans...........................       1,641.2           1,929.7           1,700.2          1,784.2
        SCNILC liability.......................          25.0              25.0              27.6             30.3

        Discontinued Operations Financial
        Instruments:
        Mortgage loans on real estate..........         553.9             599.9             655.5            779.9
        Fixed maturities.......................          24.9              24.9              38.7             38.7
        Other equity investments...............         115.1             115.1             209.3            209.3
        Guaranteed interest contracts..........          37.0              34.0              37.0             34.0
        Long-term debt.........................         147.1             139.8             296.4            297.6

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $142.9 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $287.3 million at December 31, 1998, under existing loan or loan commitment agreements.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

        The Insurance Group had $24.7 million of letters of credit outstanding at December 31, 1998.

15)     LITIGATION

        Major Medical Insurance Cases

        Equitable Life agreed to settle, subject to court approval, previously disclosed cases involving lifetime guaranteed renewable major medical insurance policies issued by Equitable Life in five states. Plaintiffs in these cases claimed that Equitable Life's method for determining premium increases breached the terms of certain forms of the policies and was misrepresented. In certain cases plaintiffs also claimed that Equitable Life misrepresented to policyholders that premium increases had been approved by insurance departments, and that it determined annual rate increases in a manner that discriminated against the policyholders.

        In December 1997, Equitable Life entered into a settlement agreement, subject to court approval, which would result in creation of a nationwide class consisting of all persons holding, and paying premiums on, the policies at any time since January 1, 1988 and the dismissal with prejudice of the pending actions and the resolution of all similar claims on a nationwide basis. Under the terms of the settlement, which involves approximately 127,000 former and current policyholders, Equitable Life would pay $14.2 million in exchange for release of all claims and will provide future relief to certain current policyholders by restricting future premium increases, estimated to have a present value of $23.3 million. This estimate is based upon assumptions about future events that cannot be predicted with certainty and accordingly the actual value of the future relief may vary. In October 1998, the court entered a judgment approving the settlement agreement and, in November, a member of the national class filed a notice of appeal of the judgment. In January 1999, the Court of Appeals granted Equitable Life's motion to dismiss the appeal.

        Life Insurance and Annuity Sales Cases

        A number of lawsuits  are  pending as  individual  claims and  purported class actions against Equitable Life and its subsidiary insurance companies Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997) and The Equitable of Colorado, Inc. ("EOC"). These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in varying jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, The Equitable's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on The Equitable's results of operations in any particular period.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, The Equitable's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of The Equitable. The Equitable's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on The Equitable's results of operations in any particular period.

        Alliance Capital

        In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. Alliance believes that the allegations in the amended complaint, which was filed in February 1999, are without merit and intends to defend itself vigorously against these claims. While the ultimate outcome of this matter cannot be determined at this time, Alliance's management does not expect that it will have a material adverse effect on Alliance's results of operations or financial condition.

        DLJSC

        DLJSC is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. DLJSC is defending itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Due to the early stage of this litigation, based on the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. Trial is expected in early May 1999. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant in a complaint which alleges that DLJSC and a number of other financial institutions and several individual defendants violated civil provisions of RICO by inducing plaintiffs to invest over $40 million in The Securities Groups, a number of tax shelter limited partnerships, during the years 1978 through 1982. The plaintiffs seek recovery of the loss of their entire investment and an approximately equivalent amount of tax-related damages. Judgment for damages under RICO are subject to trebling. Discovery is complete. Trial has been scheduled for May 17, 1999. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        DLJSC is a defendant along with certain other parties in four actions involving Mid-American Waste Systems, Inc. ("Mid-American"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code in January 1997. Three actions seek rescission, compensatory and punitive damages for DLJSC's role in underwriting notes of Mid-American. The other action, filed by the Plan Administrator for the bankruptcy estate of Mid-American, alleges that DLJSC is liable as an underwriter for alleged misrepresentations and omissions in the prospectus for the notes, and liable as financial advisor to Mid-American for allegedly failing to advise Mid-American about its financial condition. DLJSC believes that it has meritorious defenses to the complaints and will continue to contest the suits vigorously. Although there can be no assurance, DLJ's management does not believe that the ultimate outcome of this litigation will have a material adverse effect on DLJ's consolidated financial condition. Based upon information currently available to it, DLJ's management cannot predict whether or not such litigation will have a material adverse effect on DLJ's results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally data processing equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 1999 and the succeeding four years are $98.7 million, $92.7 million, $73.4 million, $59.9 million, $55.8 million and $550.1 million thereafter. Minimum future sublease rental income on these noncancelable leases for 1999 and the succeeding four years is $7.6 million, $5.6 million, $4.6 million, $2.3 million, $2.3 million and $25.4 million thereafter.

        At December 31, 1998, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 1999 and the succeeding four years is $189.2 million, $177.0 million, $165.5 million, $145.4 million, $122.8 million and $644.7 million thereafter.

17)     OTHER OPERATING COSTS AND EXPENSES

        Other operating costs and expenses consisted of the following:

                                                                  1998               1997                1996
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Compensation costs.................................  $       772.0       $      721.5       $      704.8
        Commissions........................................          478.1              409.6              329.5
        Short-term debt interest expense...................           26.1               31.7                8.0
        Long-term debt interest expense....................           84.6              121.2              137.3
        Amortization of policy acquisition costs...........          292.7              287.3              405.2
        Capitalization of policy acquisition costs.........         (609.1)            (508.0)            (391.9)
        Rent expense, net of sublease income...............          100.0              101.8              113.7
        Cursitor intangible assets writedown...............            -                120.9                -
        Other..............................................        1,056.8              917.9              769.1
                                                            -----------------   ----------------   -----------------
        Total..............................................  $     2,201.2       $    2,203.9       $    2,075.7
                                                            =================   ================   =================

        During 1997 and 1996, the Company restructured certain operations in connection with cost reduction programs and recorded pre-tax provisions of $42.4 million and $24.4 million, respectively. The amounts paid during 1998, associated with cost reduction programs, totaled $22.6 million. At December 31, 1998, the liabilities associated with cost reduction programs amounted to $39.4 million. The 1997 cost reduction program included costs related to employee termination and exit costs. The 1996 cost reduction program included restructuring costs related to the consolidation of insurance operations' service centers. Amortization of DAC in 1996 included a $145.0 million writeoff of DAC related to DI contracts.

18)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1998, 1997 and 1996, statutory net income (loss) totaled $384.4 million, $(351.7) million and $(351.1) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,728.0 million and $3,907.1 million at December 31, 1998 and 1997, respectively. No dividends have been paid by Equitable Life to the Holding Company to date.

        At December 31, 1998, the Insurance Group, in accordance with various government and state regulations, had $25.6 million of securities deposited with such government or state agencies.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity on a GAAP basis are primarily attributable to: (a) inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes are provided for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (f) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

        Intersegment investment advisory and other fees of approximately $61.8 million, $84.1 million and $129.2 million for 1998, 1997 and 1996, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $4.2 million and $13.3 million for 1998, 1997 and 1996, respectively, are eliminated in consolidation.

        The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1998
        Segment revenues.....................  $     4,029.8     $    1,438.4       $        (5.7)    $    5,462.5
        Investment gains.....................           64.8             35.4                 -              100.2
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     4,094.6     $    1,473.8       $        (5.7)    $    5,562.7
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       688.6     $      284.3       $         -       $      972.9
        Investment gains , net of
          DAC and other charges..............           41.7             27.7                 -               69.4
        Pre-tax minority interest............            -              141.5                 -              141.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       730.3     $      453.5       $         -       $    1,183.8
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    75,626.0     $   12,379.2       $       (64.4)    $   87,940.8
                                              ===============   =================  ===============   ================


        1997
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment gains (losses)............         (318.8)           255.1                -               (63.7)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment gains (losses), net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                              ---------------   -----------------  ---------------   ----------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                              ===============   =================  ===============   ================

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                              ===============   =================  ===============   ================


                                                                   Investment
                                                Insurance           Services        Elimination           Total
                                              ---------------   -----------------  ---------------   ----------------
                                                                          (In Millions)
        1996
        Segment revenues.....................  $     3,789.1     $    1,105.5       $       (12.6)    $    4,882.0
        Investment gains (losses)............          (30.3)            20.5                 -               (9.8)
                                              ---------------   -----------------  ---------------   ----------------
        Total Revenues.......................  $     3,758.8     $    1,126.0       $       (12.6)    $    4,872.2
                                              ===============   =================  ===============   ================

        Pre-tax operating earnings...........  $       337.1     $      224.6       $         -       $      561.7
        Investment gains (losses), net of
          DAC and other charges..............          (37.2)            16.9                 -              (20.3)
        Reserve strengthening and DAC
          writeoff...........................         (393.0)             -                   -             (393.0)
        Non-recurring costs and
          expenses...........................          (22.3)            (1.1)                -              (23.4)
        Pre-tax minority interest............            -               83.6                 -               83.6
                                              ---------------   -----------------  ---------------   ----------------
        Earnings (Loss) from
          Continuing Operations..............  $      (115.4)    $      324.0       $         -       $      208.6
                                              ===============   =================  ===============   ================

20)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 1998 and 1997 are summarized below:

                                                                    Three Months Ended
                                       ------------------------------------------------------------------------------
                                           March 31           June 30           September 30          December 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (In Millions)
        1998
        Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       212.8      $       197.0       $      136.8         $      158.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                       =================  =================   ==================   ==================

        1997
        Total Revenues................  $     1,266.0      $     1,552.8       $    1,279.0         $    1,021.6
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations before
          Cumulative Effect
          of Accounting Change........  $       117.4      $       222.5       $      145.1         $       39.4
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       114.1      $       223.1       $      144.9         $      (44.9)
                                       =================  =================   ==================   ==================

        Net earnings for the three months ended December 31, 1997 includes a charge of $212.0 million related to additions to valuation allowances on and writeoffs of real estate of $225.2 million, and reserve strengthening on discontinued operations of $84.3 million offset by a reversal of prior years tax reserves of $97.5 million.

21)     INVESTMENT IN DLJ

        At December 31, 1998, the Company's ownership of DLJ interest was approximately 32.5%. The Company's ownership interest will be further reduced upon the issuance of common stock after the vesting of forfeitable restricted stock units acquired by and/or the exercise of options granted to certain DLJ employees. DLJ restricted stock units represents forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

        The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

        Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                           December 31,
                                                                                ------------------------------------
                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Assets:
        Trading account securities, at market value............................  $   13,195.1       $   16,535.7
        Securities purchased under resale agreements...........................      20,063.3           22,628.8
        Broker-dealer related receivables......................................      34,264.5           28,159.3
        Other assets...........................................................       4,759.3            3,182.0
                                                                                ----------------   -----------------
        Total Assets...........................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        Liabilities:
        Securities sold under repurchase agreements............................  $   35,775.6       $   36,006.7
        Broker-dealer related payables.........................................      26,161.5           26,127.2
        Short-term and long-term debt..........................................       3,997.6            3,249.5
        Other liabilities......................................................       3,219.8            2,860.9
                                                                                ----------------   -----------------
        Total liabilities......................................................      69,154.5           68,244.3
        DLJ's company-obligated mandatorily redeemed preferred
          securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
        Total shareholders' equity.............................................       2,927.7            2,061.5
                                                                                ----------------   -----------------
        Total Liabilities, Cumulative Exchangeable Preferred Stock and
          Shareholders' Equity.................................................  $   72,282.2       $   70,505.8
                                                                                ================   =================

        DLJ's equity as reported...............................................  $    2,927.7       $    2,061.5
        Unamortized cost in excess of net assets acquired in 1985
          and other adjustments................................................          23.7               23.5
        The Holding Company's equity ownership in DLJ..........................      (1,002.4)            (740.2)
        Minority interest in DLJ...............................................      (1,118.2)            (729.3)
                                                                                ----------------   -----------------
        The Company's Carrying Value of DLJ....................................  $      830.8       $      615.5
                                                                                ================   =================

        Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                                     1998                1997
                                                                                ----------------   -----------------
                                                                                           (In Millions)
        Commission, fees and other income......................................  $    3,184.7       $    2,430.7
        Net investment income..................................................       2,189.1            1,652.1
        Dealer, trading and investment gains, net..............................          33.2              557.7
                                                                                ----------------   -----------------
        Total revenues.........................................................       5,407.0            4,640.5
        Total expenses including income taxes..................................       5,036.2            4,232.2
                                                                                ----------------   -----------------
        Net earnings...........................................................         370.8              408.3
        Dividends on preferred stock...........................................          21.3               12.2
                                                                                ----------------   -----------------
        Earnings Applicable to Common Shares...................................  $      349.5       $      396.1
                                                                                ================   =================

        DLJ's earnings applicable to common shares as reported.................  $      349.5       $      396.1
        Amortization of cost in excess of net assets acquired in 1985..........           (.8)              (1.3)
        The Holding Company's equity in DLJ's earnings.........................        (136.8)            (156.8)
        Minority interest in DLJ...............................................         (99.5)            (109.1)
                                                                                ----------------   -----------------
        The Company's Equity in DLJ's Earnings.................................  $      112.4       $      128.9
                                                                                ================   =================

22)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock option plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1998, 1997 and 1996 would have been:

                                                                        1998              1997             1996
                                                                   ---------------   ---------------  ---------------
                                                                                     (In Millions)
        Net Earnings:
          As reported.............................................  $      708.2      $     437.2      $       10.3
          Pro forma...............................................         678.4            426.3               3.3

        The fair values of options granted after December 31, 1994, used as a basis for the above pro forma disclosures, were estimated as of the dates of grant using the Black-Scholes option pricing model. The option pricing assumptions for 1998, 1997 and 1996 are as follows:

                                    Holding Company                      DLJ                            Alliance
                             ------------------------------ ------------------------------- ----------------------------------
                               1998      1997       1996      1998       1997      1996       1998       1997         1996
                             --------- ---------- --------- ---------- -------------------- ---------------------- -----------

        Dividend yield......  0.32%      0.48%     0.80%      0.69%      0.86%     1.54%      6.50%      8.00%       8.00%

        Expected volatility.   28%        20%       20%        40%        33%       25%        29%        26%         23%

        Risk-free interest
          rate..............  5.48%      5.99%     5.92%      5.53%      5.96%     6.07%      4.40%      5.70%       5.80%

        Expected life
          in years..........    5          5         5          5          5         5         7.2        7.2         7.4

        Weighted average
          fair value per
          option at
          grant-date........  $22.64    $12.25     $6.94     $16.27     $10.81     $4.03      $3.86      $2.18       $1.35

        A summary of the Holding Company, DLJ and Alliance's option plans is as follows:

                                        Holding Company                     DLJ                         Alliance
                                  ----------------------------- ----------------------------- -----------------------------
                                                    Weighted                      Weighted                     Weighted
                                                    Average                       Average                       Average
                                                    Exercise                      Exercise                     Exercise
                                                    Price of                      Price of                     Price of
                                      Shares        Options         Shares        Options         Units         Options
                                  (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                                  --------------- ------------- --------------- ------------- -----------------------------
        Balance as of
          January 1, 1996........       6.7           $20.27         18.4         $13.50            9.6          $ 8.86
          Granted................        .7           $24.94          4.2         $16.27            1.4          $12.56
          Exercised..............       (.1)          $19.91          -                             (.8)         $ 6.82
          Expired................       -                             -                             -
          Forfeited..............       (.6)          $20.21          (.4)        $13.50            (.2)         $ 9.66
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1996......       6.7           $20.79         22.2         $14.03           10.0          $ 9.54
          Granted................       3.2           $41.85          6.4         $30.54            2.2          $18.28
          Exercised..............      (1.6)          $20.26          (.2)        $16.01           (1.2)         $ 8.06
          Forfeited..............       (.4)          $23.43          (.2)        $13.79            (.4)         $10.64
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1997......       7.9           $29.05         28.2         $17.78           10.6          $11.41
          Granted................       4.3           $66.26          1.5         $38.59            2.8          $26.28
          Exercised..............      (1.1)          $21.18         (1.4)        $14.91            (.9)         $ 8.91
          Forfeited..............       (.4)          $47.01          (.1)        $17.31            (.2)         $13.14
                                  ---------------               -------------                 ---------------

        Balance as of
          December 31, 1998......      10.7           $44.00         28.2         $19.04           12.3          $14.94
                                  ===============               =============                 ===============

        Information about options outstanding and exercisable at December 31, 1998 is as follows:

                                             Options Outstanding                          Options Exercisable
                             ----------------------------------------------------  -----------------------------------
                                                    Weighted
                                                    Average         Weighted                             Weighted
              Range of             Number          Remaining         Average             Number           Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable        Exercise
               Prices          (In Millions)      Life (Years)        Price          (In Millions)         Price
        --------------------------------------- ----------------- ----------------  ------------------- ---------------

               Holding
               Company
        ----------------------
        $18.125    -$27.75           3.7               5.19           $20.97              3.0              $20.33
        $28.50     -$45.25           3.0               8.68           $41.79              -
        $50.63     -$66.75           2.1               9.21           $52.73              -
        $81.94     -$82.56           1.9               9.62           $82.56              -
                              -----------------                                    -------------------
        $18.125    -$82.56          10.7               7.75           $44.00              3.0              $20.33
                              ================= ================= ================  ==================== ==============

                 DLJ
        ----------------------
        $13.50    -$25.99           22.3               7.1            $14.59             21.4              $15.05
        $26.00    -$38.99            5.0               8.8            $33.94              -
        $39.00    -$52.875            .9               9.4            $44.65              -
                              -----------------                                    -------------------
        $13.50    -$52.875          28.2               7.5            $19.04             21.4              $15.05
                              ================= ================== ==============  ===================== =============

              Alliance
        ----------------------
        $ 3.03    -$ 9.69            3.1               4.5            $ 8.03              2.4              $ 7.57
        $ 9.81    -$10.69            2.0               5.3            $10.05              1.6              $10.07
        $11.13    -$13.75            2.4               7.5            $11.92              1.0              $11.77
        $18.47    -$18.78            2.0               9.0            $18.48               .4              $18.48
        $22.50    -$26.31            2.8               9.9            $26.28              -                  -
                              -----------------                                    -------------------
        $  3.03   -$26.31           12.3               7.2            $14.94              5.4              $ 9.88
                              ================= =================== =============  ===================== =============

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------


         (a) Financial Statements included in Part B.


         1. Separate Account A:
            -------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Statements of Assets and Liabilities for the Year Ended
             December 31, 1998;
            -Statements of Operations for the Year Ended December 31, 1998; -Statements of Changes in Net Assets for the Years Ended
             December 31, 1998 and 1997;
            -Notes to Financial Statements.

         2. The Equitable Life Assurance Society of the United States:
            ----------------------------------------------------------
            -Report of Independent Accountants; PricewaterhouseCoopers LLP -Consolidated Balance Sheets as of December 31, 1998 and 1997; -Consolidated Statements of Earnings for Years Ended
             December 31, 1998, 1997 and 1996;
            -Consolidated Statements of Equity for Years Ended
             December 31, 1998, 1997 and 1996;
            -Consolidated Statements of Cash Flows for Years Ended
             December 31, 1998, 1997 and 1996; and
            -Notes to Consolidated Financial Statements.

         (b) Exhibits.

         The following exhibits are filed herewith:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.

         3. Sales Agreement among Equitable, Separate Account A and Equico Securities, Inc. (name changed to EQ Financial Consultants, Inc.) as principal underwriter for The Hudson River Trust, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

         7. Not applicable.

         8. Not applicable.

         9. Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.


        10. (a)  Consent of PricewaterhouseCoopers LLP.

            (b)  Powers of Attorney.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
23, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
The McGraw-Hill Companies
1221 Avenue of the Americas
New York, NY 10020

Denis Duverne                               Director
AXA
23, Avenue Matignon
75008 Paris, France






Jean-Rene Fourtou                           Director
Rhone-Poulenc S.A.
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919



John H.F. Haskell Jr.                      Director
Warburg Dillion Read LLC
535 Madison Avenue
New York, NY 10028


Mary R. (Nina) Henderson                    Director
International Plaza
P.O. Box 8000
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                            Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada




George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Schneider S.A.
64-70 Avenue Jean-Baptiste Clement
92646 Boulogne-Billancourt Cedex
France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------


*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Harvey Blitz                               Senior Vice President



*Kevin R. Byrne                             Senior Vice President and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            General Counsel

*Jerome S. Golden                           Executive Vice President

 James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President

*Mark A. Hug                                Senior Vice President

*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel


*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer


*Douglas Menkes                             Senior Vice President and
                                            Corporate Actuary

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President


*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel


*Samuel B. Shlesinger                       Senior Vice President

*Richard V. Silver                          Senior Vice President and Deputy
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi Weinstein                            Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of The Equitable Companies Incorporated (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of March 31, 1999 beneficially owned 58.3% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

The Equitable Companies Incorporated (l991) (Delaware)

    Donaldson, Lufkin & Jenrette, Inc. (1993) (Delaware) (41.8%) (See Addendum B(1) for subsidiaries)

    The Equitable Life Assurance Society of the United States (1859) (New York) (a)(b)

         The Equitable of Colorado, Inc. (l983) (Colorado)

         EVLICO, INC. (1995) (Delaware)

         EVLICO East Ridge, Inc. (1995) (California)


         GP/EQ Southwest, Inc. (1995) (Texas)


         Franconom, Inc. (1985) (Pennsylvania)

         Frontier Trust Company (1987) (North Dakota)

         Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

         Equitable Deal Flow Fund, L.P.

              Equitable Managed Assets (Delaware)

         EREIM LP Associates (99%)

              EML Associates, L.P. (19.8%)


         Alliance Capital Management L.P. (2.7% limited partnership interest)

         ACMC, Inc. (1991) (Delaware)(s)

              Alliance Capital Management L.P. (1988) (Delaware)
              (39.3% limited partnership interest)

         EVCO, Inc. (1991) (New Jersey)

         EVSA, Inc. (1992) (Pennsylvania)

         Prime Property Funding, Inc. (1993) (Delaware)

         Wil Gro, Inc. (1992) (Pennsylvania)

         Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)

(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)

         Fox Run, Inc. (1994) (Massachusetts)

         STCS, Inc. (1992) (Delaware)

         CCMI Corporation (1994) (Maryland)

         FTM Corporation (1994) (Maryland)

         Equitable BJVS, Inc. (1992) (California)

         Equitable Rowes Wharf, Inc. (1995) (Massachusetts)

         Camelback JVS, Inc. (1995) (Arizona)

         ELAS Realty, Inc. (1996) (Delaware)

         100 Federal Street Realty Corporation (Massachusetts)

         Equitable Structured Settlement Corporation (1996) (Delaware)

         Prime Property Funding II, Inc. (1997) (Delaware)

         Sarasota Prime Hotels, Inc. (1997) (Florida)

         ECLL, Inc. (1997) (Michigan)



         Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)
              EQ Financial Consultants, Inc. (l97l) (Delaware) (a) (b)


              ELAS Securities Acquisition Corp. (l980) (Delaware)

              100 Federal Street Funding Corporation (Massachusetts)

              EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

              Equitable Casualty Insurance Company (l986) (Vermont)

              EREIM LP Corp. (1986) (Delaware)

                   EREIM LP Associates (1%)

                        EML Associates (.02%)

              Six-Pac G.P., Inc. (1990) (Georgia)


              Equitable Distributors, Inc. (1988) (Delaware) (a)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    Donaldson Lufkin & Jenrette, Inc.
    The Equitable Life Assurance Society of the United States (cont.)
         Equitable Holdings, LLC (cont.)

              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (34.4%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)

                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Alliance Capital Management L.P. (1988)
                      (Delaware) (14.8% limited partnership interest)

                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)

                      ML/EQ Real Estate Portfolio, L.P.

                          EML Associates, L.P.

                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)
         Column Financial, Inc. (1993) (Delaware) (50%)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:

         Alliance Capital Management L.P. (1988) (Delaware) (b)
              Alliance Capital Management Corporation of Delaware, Inc.
             (Delaware)
                   Alliance Fund Services, Inc. (Delaware) (a)
                   Alliance Fund Distributors, Inc. (Delaware) (a) Alliance Capital Oceanic Corp. (Delaware)
                   Alliance Capital Management Australia Pty. Ltd.
                   (Australia)
                   Meiji - Alliance Capital Corp. (Delaware) (50%) Alliance Capital (Luxembourg) S.A. (99.98%)
                   Alliance Eastern Europe Inc. (Delaware)
                   Alliance Barra Research Institute, Inc. (Delaware)
                   (50%)
                   Alliance Capital Management Canada, Inc. (Canada)
                   (99.99%)
                   Alliance Capital Management (Brazil) Llda
                   Alliance Capital Global Derivatives Corp. (Delaware) Alliance International Fund Services S.A. (Luxembourg)
                   Alliance Capital Management (India) Ltd. (Delaware) Alliance Capital Mauritius Ltd.
                   Alliance Corporate Finance Group, Incorporated
                   (Delaware)
                        Equitable Capital Diversified Holdings, L.P. I Equitable Capital Diversified Holdings, L.P. II
                   Curisitor Alliance L.L.C. (Delaware)
                        Curisitor Holdings Limited (UK)
                        Alliance Capital Management (Japan), Inc.
                        Alliance Capital Management (Asia) Ltd.
                        Alliance Capital Management (Turkey), Ltd.
                        Cursitor Alliance Management Limited (UK)

             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 1999; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                  AXA INSURANCE AND REINSURANCE BUSINESS HOLDING

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------
AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         88.1% by AXA France Assurance
                                                 and 11.9% by AXA Collectives

AXA Courtage IARD                 France         100% by AXA France Assurance
                                                 and AXA Global Risks

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

AXA Direct                        France         100% by AXA

Direct Assurances IARD            France         100% by AXA Direct

Direct Assurances Vie             France         100% by AXA Direct

Tellit Vie                        Germany        100% by AKA-CKAG

Axiva                             France         100% by AXA France Assurance
                                                 and AXA Conseil Vie

Juridica                          France         100% by AXA France Assurance

AXA Assistance France             France         100% by AXA Assistance SA

AXA Collectives                   France         AXA France Assurance, AXA
                                                 Assurances IARD and AXA
                                                 Courtage IARD Mutuelle

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.3% by AXA

Jour Finance                      France         100% by AXA Conseil and
                                                 by AXA Assurances IARD

Financiere 45                     France         99.8% by AXA

Mofipar                           France         99.9% by AXA

NSM Vie                           France         40.1% by AXA France Assurance

Saint Georges Re                  France         100% by France Assurance

AXA Global Risks                  France         100% owned by AXA France
                                                 Assurance, AXA Courtage
                                                 Assurance Mutuelle, and AXA
                                                 Assurances IARD Mutuelle

Argovie                           France         94% by Axiva

AXA Assistance SA                 France         76.8% by AXA and 23.2% by AXA
                                                 France Assurance

S.P.S. Reassurance                France         69.9% by AXA Reassurance

AXA Participations                France         50% by AXA, 25% by AXA Global
                                                 Risks and 25% by AXA Courtage
                                                 IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assistance SA                 France         76.8% by AXA and 23.2% by AXA
                                                 France Assurance

S.P.S. Reassurance                France         69.9% by AXA Reassurance

AXA Participations                France         50% by AXA, 25% by AXA Global
                                                 Risks and 25% by AXA Courtage
                                                 IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

Thema Vie                         France         99.6% by Axiva

AXA-Colonia Konzern AG (AXA-
CKAG)                             Germany        39.7% by Vinci BV, 25.6% by
                                                 Kolnische Verwaltungs and
                                                 9.4% by AXA

Finaxa Belgium                    Belgium        100% by AXA

AXA Belgium                       Belgium        86.1% by Royale Belge and 13.9%
                                                 by Parcolvi

De Kortrijske Verzekering         Belgium        99.8% by AXA Belgium

Juris                             Belgium        100% owned by AXA Belgium

Royale Belge                      Belgium        51.2% by AXA Holdings Belgium,
                                                 44.5% by AXA and 3.2% by AKA
                                                 Global Risks

Royale Belge 1994                 Belgium        97.8% by Royale Belge and 2%
                                                 by UAB

UAB                               Belgium        100% by Royale Belge

Ardenne Prevoyante                Belgium        99.4% by Royale Belge

GB Lex                            Belgium        55% by Royale Belge, 25% by
                                                 Royale Belge 1994, 10% by
                                                 Juridica and 10% by AXA
                                                 Conseil IARD

Royale Belge Re                   Belgium        100% by Royale Belge

Parcolvi                          Belgium        100% by Vinci Belgium Holding
                                                 BV

Vinci Belgium                     Belgium        99.5% by Vinci BV

Finaxa Luxembourg                 Luxembourg     100%


AXA Assurance IARD Luxembourg     Luxembourg     100% by AXA Holding Luxembourg

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Holding Luxembourg

Royale UAP                        Luxembourg     100% by AXA Holding Luxembourg

Paneurolife                       Luxembourg     90% by different companies of
                                                 the AXA Group

Paneurore                         Luxembourg     100% by different companies of
                                                 the AXA Group

Crealux                           Luxembourg     100% by Royale Belge

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Holding Luxembourg            Luxembourg     100% by Royale Belge

AXA Aurora                        Spain          30% owned by AXA and 40%
                                                 by AXA Participations

Reaseguros Aurora Vida SA de      Spain          97% owned by Aurora Iberica SA
Seguros y Reaseguros                             de Seguros y Reaseguros and
                                                 1.5% by AXA

Hilo Direct Seguros y Reaseguros  Spain          71.4% by AXA Aurora

Ayuda Legal                       Spain          88% by AXA Aurora Iberica SA de
                                                 Seguros y Reaseguros and 12% by
                                                 Aurora Vida

AXA Aurora Iberica SA de          Spain          99.8% by AXA Aurora
Seguros y Reaseguros

AXA Assicurazioni                 Italy          83.7% owned by AXA, 12% by
                                                 Grupo UAP Italiana, 2.2% by
                                                 AXA Conseil Vie and 2.1%
                                                 by AXA Collectives

Eurovita                          Italy          30% owned by AXA Assicurazioni,
                                                 19% by AXA Conseil Vie and 19%
                                                 by AXA Collectives

Gruppo UAP Italia (GUI)           Italy          97% by AXA Participations and
                                                 3% by AXA Collectives

UAP Vita                          Italy          62% by AXA

Allsecures Vita                   Italy          100% by AXA

AXA Equity & Law Plc              U.K.           99.9% by AXA

AXA Equity & Law Life             U.K.           100% by Sun Life Holdings Plc
Assurance Society

Sun Life lle de Man               U.K.           100% owned by Sun Life
                                                 Assurance

AXA Global Risks                  U.K.           51% owned by AXA Global
                                                 Risks (France) and 49% by
                                                 AXA Courtage IARD

Sun Life and Provincial           U.K.           71.6% by AXA and AXA
Holdings (SLPH)                                  Equity & Law Plc

Sun Life Corporation Plc          U.K.           100% by AXA Sun Life Holdings
                                                 Plc

Sun Life Assurance Society Plc    U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Provincial Insurance          U.K.           100% by SLPH

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

Servco                            U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Sun Life Plc                  U.K.           100% by AXA Sun Life Holdings
                                                 Plc

AXA Leven                         The Nether-    100% by Nieuw Rotterdam
                                  lands          Verzekeringen

AXA Nederland BV                  The Nether-    55.4% by Royale Belge and 38.9%
                                  lands          by Gelderland BV

UNIROBE Groep BV                  The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Holding

AXA Levensverzekeringen           The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

AXA Schade                        The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

Societe Generale d'Assistance     The Nether-    100% by AXA Assistance Holding
                                  lands

Gelderland BV                     The Nether-    100% by Royale Belge
                                  lands

AXA Zorg                          The Nether-    100% by UAP Nieuw Rotterdam
                                  lands          Verzekeringen

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Portugal Companhia de         Portugal       96.2% by different companies
Serguros SA                                      of the AXA Group

AXA Portugal Companhia de         Portugal       87.6% by AXA Conseil Vie and
Serguros de Vida SA                              7.5% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    100% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    95% by AXA Participations
sur la Vie

AXA Al Amane Assurances           Morocco        52% by AXA Participations and
                                                 15% by Empargne Croissance

AXA Canada Inc.                   Canada         100% by AXA

Empargne Croissance               Morocco        99.3% by AXA Al Amane
                                                 Assurances

Colonia Nordstern Leben           Germany        50% by AXA-CKAG and 50% by
                                                 Colonia Nordstern Versicherungs

Kolnische Verwaltungs             Germany        67.7% by Vinci BV, 23% by AXA
                                                 Colonia Konzern AG and 8.8% by
                                                 AXA

Sicher Direkt Versicherung        Germany        50% by AXA Direct and 50% by
                                                 AXA-CKAG

AXA Colonia Krankenversicherung   Germany        51% by AXA-CKAG, 39.6% by AXA
                                                 Colonia Lebenversicherung and
                                                 12% by Deutsche
                                                 Arzleversicherung

Colonia Nordstern Versicherungs   Germany        100% by AXA-CKAG

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA non life Insurance Cy. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   Korea          50% by AXA
Insurance Co. Ltd.

Sime AXA Berhad                   Malaysia       30% owned by AXA and
                                                 AXA Reassurance

AXA Insurance Investment          Singapore      88.7% by AXA and 11.41% by AXA
Holdings Pte Ltd                                 Courtage IARD

AXA Life Insurance                Singapore      100% owned by AXA

AXA Insurance                     Hong Kong      82.5% owned by AXA Investment
                                                 Holdings Pte Ltd and 17.5%
                                                 by AXA

National Mutual Asia Ltd          Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

The Equitable Companies           U.S.A.         43% by AXA, Financiere 45
Incorporated                                     3.2%, Lorfinance 6.4%, AXA
                                                 Equity & Law Life Association
                                                 Society 4.1% and AXA
                                                 Reassurance 2.9% and 0.4% by
                                                 Societe Beaujon

The Equitable Life Assurance      U.S.A.         100% owned by The Equitable
Society of the United States                     Companies Incorporated
(ELAS)

National Mutual Holdings Ltd      Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

The National Mutual Life          Australia      100% owned by National Mutual
Association of Australasia                       Holdings Ltd

National Mutual International     Australia      100% owned by National Mutual
                                                 Holdings Ltd

Australian Casualty & Life Ltd    Australia      100% owned by National Mutual
                                                 Holdings Ltd

National Mutual Health            Australia      100% owned by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Pte Ltd             Singapore      100% by AXA Insurance
                                                 Investment Holdings Pte Ltd

AXA Reinsurance Asia Pte Ltd      Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reassurance                   France         100% owned by AXA, AXA
                                                 Assurances IARD and AXA Global
                                                 Risks

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

AXA Reinsurance U.K. Plc          U.K.           100% owned by AXA Re U.K.
                                                 Holding

AXA Re U.K. Company Limited       U.K.           100% owned by AXA Reassurance

AXA Reinsurance Company           U.S.A.         100% owned by AXA America


AXA America                       U.S.A.         100% owned by AXA Reassurance

AXA Gobal Risks US                U.S.A.         96.4% by AXA Global Risks and
                                                 3.6% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% owned by AXA America

C.G.R.M.                          Monaco         100% owned by AXA Reassurance

Nordstern Colonia Osterreich      Austria        88.5% by Colonia Nordstern
                                                 Versicherungs and 11.5% by
                                                 Colonia Nordstern Leben

Royale Belge International        Belgium        100% by Royale Belge
                                                 Investissement

AXA Holding Belgium               Belgium        75% by AXA, 17.7% by AXA Global
                                                 Risks and 7.4% by Various
                                                 Companies of the Group

Assurances de la Poste            Belgium        50% by Royale Belge

Assurances de la Poste Vie        Belgium        50% by Royale Belge

AXA Asset Management LTD          U.K.           91% by AXA Investment Managers
                                                 and 9% by National Mutual
                                                 Funds Management

AXA Sun Life Holdings Plc         U.K.           100% by SLPH

                             AXA FINANCIAL BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         100% AXA and the Mutuelles
(C.F.P.)

AXA Banque                        France         98.7% owned by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% owned by Compagnie
                                                 Financiere de Paris

AXA Gestion FCP                   France         100% owned by AXA Investment
                                                 Managers Paris

Sofapi                            France         100% owned by Compagnie
                                                 Financiere de Paris

Soffim Holding                    France         100% owned by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de marches et d'arbitrage  France         18.5% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         100% by various companies

AXA Investment Managers Paris     France         100% owned by AXA Investment
                                                 Managers

Colonia Bausbykasse               Germany        66.7% by AXA-CKAG and 31.1% by
                                                 Colonia Nordstern Leben

Banque IPPA                       Belgium        99.9% by Royale Belge

Royal Belge Investissement        Belgium        100% by Royale Belge

ANHYP                             Belgium        98.8% by Royale Belge

AXA Sun Life Asset Management     U.K.           66.7% owned by SLPH and 33.3%
                                                 by AXA Asset Management Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management       U.S.A.         57.7% held by ELAS

Donaldson Lufkin & Jenrette       U.S.A.         70.9% owned by Equitable
                                                 Holdings Corp. and ELAS

National Mutual Funds             Australia      100% owned by National
Management (Global) Ltd                          Mutual Holdings Ltd

                            AXA REAL ESTATE BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Transaxim                         France         100% owned by Compagnie
                                                 Parisienne de Participations

Compagnie Parisienne de           France         100% owned by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         100% owned by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.9% by Colisee Suresnes

Colisee Delcasse                  France         100% by Colisee Suresnes

Colisee Victoire                  France         99.7% by S.G.C.I.

Colisee Suresnes                  France         100% by Various Companies and
                                                 the Mutuelles

Colisee 21 Matignon               France         99.4% by S.G.C.I. and 0.6% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges             France         100% by SGCI

AXA Millesimes                    France         92.9% owned by AXA and the
                                                 Mutuelles

AXA Immobiller                    France         100% by AXA

                               OTHER AXA BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.

3. All ownership interests on the chart are 100% common stock ownership except: (a) The Equitable Companies Incorporated's 41.8% interest in Donaldson, Lufkin & Jenrette, Inc. and Equitable Holdings, LLC's
     34.4% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.


4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first two entities, they are under the direction of at least a majority of "outside" trustees:

                             The Hudson River Trust
                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on March 15, 1999.

Item 27.  Number of Contractowners
          ------------------------

          Currently, there are 849 owners of the Variable Immediate Annuity Contracts offered by the Registrant.

Item 28.  Indemnification
          ---------------

          To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable, the registrant's depositor undertook to indemnify each of its directors and officers of Equitable and EQ Financial Consultants, Inc. ("EQ Financial"), the registrant's principal underwriter and a wholly-owned subsidiary of Equitable, who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable.

          Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters
          ----------------------


          (a) EQ Financial Consultants is the principal underwriter for Separate Account A and Separate Account No. 301, Separate Account I and Separate Account FP. EQ Financial's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of EQ Financial Consultants.

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (EQ FINANCIAL CONSULTANTS)
----------------                       --------------------------

*Michael S. Martin                     Chairman of the Board and Director

*Richard J. Matteis                    Vice Chairman of the Board and Director

*Michael F. McNelis                    President, Chief Operating Officer
                                       and Director

*Martin J. Telles                      Executive Vice President and Chief
                                       Marketing Officer

*Derry E. Bishop                       Executive Vice President and Director

*Harvey E. Blitz                       Executive Vice President and Director

*Michael J. Laughlin                   Director

*Richard V. Silver                     Director

*Mark R. Wutt                          Director

*William J. Green                      Executive Vice President

 Edward J. Hayes                       Executive Vice President
 200 Plaza Drive
 Secaucus, NJ 07096

*Craig A. Junkins                      Executive Vice President

*Peter D. Noris                        Executive Vice President

*Mark A. Silberman                     Senior Vice President and Chief
                                       Financial Officer

Stephen T. Burnthall                   Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

Richard Magaldi                        Senior Vice President
6435 Shiloh Road
Suite A
Alpharetta, GA 30005

*Theresa A. Nurge-Alws                 Senior Vice President

*Donna M. Dazzo                        First Vice President

*Robin K. Murray                       First Vice President

*Mary P. Breen                         Vice President and Counsel

*Michael Brzozowski                    Vice President and Compliance Director

*Marie D. Godolsky                     Vice President and Controller

*Janet E. Hannon                       Secretary

*Linda J. Galasso                      Assistant Secretary

         (c) Not Applicable

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, N.J. 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          The Registrant hereby represents that, as to certain redeemable variable annuity contracts funded by Registrant, it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that, in such cases, it complies with the provisions of paragraphs
(1)-(4) of that letter.

          Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Contracts include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, prospectus, or otherwise.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement, and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of April, 1999.



                                 SEPARATE ACCOUNT A OF
                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Registrant)

                                 By:  The Equitable Life Assurance Society
                                      of the United States


                                 By:  /s/ Maureen K. Wolfson
                                      ----------------------------
                                          Maureen K. Wolfson
                                          Vice President

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of April, 1999.



                                 THE EQUITABLE LIFE ASSURANCE SOCIETY
                                 OF THE UNITED STATES
                                         (Depositor)


                                 By:  /s/ Maureen K. Wolfson
                                      ----------------------------
                                          Maureen K. Wolfson
                                          Vice President



         As required by the Securities Act of 1933 this Registration Statement or amendment thereto has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                  President, Chief Operating Officer and Director

Edward D. Miller                 President, Chief Executive Officer
                                 and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                 Senior Executive Vice President
                                 and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel            Senior Vice President and Controller
---------------------
Alvin H. Fenichel
April 30, 1999

DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr.
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Peter J. Tobin
Norman C. Francis        W. Edwin Jarmain             Stanley B. Tulin
                                                      Dave H. Williams




By: /s/ Maureen K. Wolfson
    ----------------------
        Maureen K. Wolfson
        Attorney-in-Fact
        April 30, 1999

                                  EXHIBIT INDEX
                                  -------------


                Exhibit No.                                                      Tag Value
                -----------                                                      ---------


10(a)           Consent of PricewaterhouseCoopers LLP.                           EX-99.10a

10(b)           Powers of Attorney.                                              EX-99.10b









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